Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.2%)
Alabama (0.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2042	30	31
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	11,395	11,690
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/2026	22,210	22,786
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2029	4,000	4,379
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	4,140	4,641
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2033	6,505	7,362
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	4,265	4,796
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2025	415	416
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	1,400	1,436
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	3,275	3,373
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	1,785	1,874
Alabama GO	5.000%	8/1/2027	715	733
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2025	1,940	1,951
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	2,655	2,800
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	4,205	4,530
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	2,280	2,501
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,505	1,670
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	1,795	1,961
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	5,050	5,467
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	5,540	5,961
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	2,750	2,936
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	15,885	15,764
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,435	1,511
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2038	240	231
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,420	5,639
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	5,055	4,734
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	2,175	2,183
Auburn University College & University Revenue	5.000%	6/1/2028	435	443
Auburn University College & University Revenue	5.000%	6/1/2043	40	40
Auburn University College & University Revenue	5.000%	6/1/2055	3,000	3,022
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	8,300	8,588
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	245	218
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2048	1,315	1,282
Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	5,240	4,421
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2049	1,500	1,478
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,250	1,219
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	500	450
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2046	3,165	3,170
Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	500	508
Jefferson County AL Sales Tax Revenue	4.000%	9/15/2042	7,875	7,218
Jefferson County AL Sewer Revenue	5.000%	10/1/2027	910	952
Jefferson County AL Sewer Revenue	5.000%	10/1/2028	1,405	1,495
Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,650	1,779
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,935	3,193
Jefferson County AL Sewer Revenue	5.000%	10/1/2031	4,210	4,603
Jefferson County AL Sewer Revenue	5.000%	10/1/2032	3,220	3,535
Jefferson County AL Sewer Revenue	5.000%	10/1/2033	3,015	3,311
Jefferson County AL Sewer Revenue	5.000%	10/1/2034	2,730	2,969
Jefferson County AL Sewer Revenue	5.000%	10/1/2035	2,885	3,104
Jefferson County AL Sewer Revenue	5.000%	10/1/2036	2,500	2,663
Jefferson County AL Sewer Revenue	5.000%	10/1/2037	5,535	5,837
Jefferson County AL Sewer Revenue	5.000%	10/1/2038	2,115	2,208
Jefferson County AL Sewer Revenue	5.000%	10/1/2039	2,930	3,032
Jefferson County AL Sewer Revenue	5.250%	10/1/2040	1,260	1,320
Jefferson County AL Sewer Revenue	5.250%	10/1/2041	6,280	6,519
Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,855	4,997
Jefferson County AL Sewer Revenue	5.250%	10/1/2043	3,100	3,170
Jefferson County AL Sewer Revenue	5.250%	10/1/2044	3,750	3,815
Jefferson County AL Sewer Revenue	5.250%	10/1/2045	4,085	4,140
Jefferson County AL Sewer Revenue	5.250%	10/1/2049	21,910	21,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	28,000	28,435
	University of Alabama College & University Revenue	3.500%	7/1/2042	410	343
	University of Alabama College & University Revenue	4.000%	7/1/2054	3,695	3,081
					271,902
Alaska (0.0%)
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/2052	5,000	4,232
Arizona (1.0%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	2,870	2,962
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	3,010	3,029
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	355	364
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	7,585	6,804
	Arizona COP, ETM	5.000%	10/1/2025	8,530	8,563
	Arizona COP, ETM	5.000%	10/1/2027	1,910	2,011
	Arizona COP, ETM	5.000%	10/1/2028	2,610	2,808
	Arizona COP, ETM	5.000%	10/1/2029	830	910
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	2,725	2,788
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2028	1,560	1,672
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2034	3,925	3,983
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	10,000	10,015
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	5,190	5,436
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	4,030	4,276
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2048	2,000	1,964
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	2,000	1,940
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	3,000	2,795
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2051	4,430	3,567
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2061	6,000	4,586
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	840	859
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	445	466
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	435	466
	Arizona Lottery Revenue, ETM	5.000%	7/1/2029	1,035	1,130
	Arizona State University College & University Revenue	5.000%	7/1/2041	1,050	1,062
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/2036	13,995	15,223
	Maricopa County Special Health Care District GO	4.000%	7/1/2035	4,010	4,049
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/2029	350	350
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/2033	15	14
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	10,845	10,905
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2031	830	834
	Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	3,560	3,573
	Phoenix AZ GO	5.000%	7/1/2027	9,475	9,675
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	3,845	3,859
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2027	1,895	1,898
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	15,950	15,955
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	385	398
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,435	1,478
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,170	1,193
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	6,855	6,548
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	15,065	15,525
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2041	1,000	953
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	28,695	28,727
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2045	7,980	6,910
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	6,620	6,640
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/2049	3,450	2,372
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	22,295	22,259
[1]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2050	5,000	5,163
[1]	Pinal County AZ Sales Tax Revenue	5.250%	8/1/2055	4,500	4,626
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	3,710	4,135
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	2,250	2,317
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2034	360	369
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	4,960	5,057
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	55	56
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	5,500	5,774
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	10,000	10,417
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2044	6,640	6,877
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2049	2,995	3,058
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	8,905	9,043
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	5,590	5,808
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	6,620	7,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2029	985	1,042
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	4,900	5,154
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	5,000	5,659
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	1,570	1,630
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2034	15,035	17,059
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	29,115	33,043
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	6,680	6,890
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	3,135	3,222
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	660	644
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2039	155	158
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	5,020	4,436
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	7,280	7,349
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	4,325	4,357
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	2,990	3,031
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/2048	300	179
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	10,000	10,357
					407,722
Arkansas (0.1%)
	Fayetteville School District No. 1 GO	4.000%	2/1/2046	5,000	4,441
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	155	103
	Fayetteville School District No. 1 GO	4.000%	2/1/2050	1,500	1,289
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	70	48
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	5,950	5,274
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	2,000	1,724
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	2,215	1,933
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,460	6,506
					21,318
California (17.2%)
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	13,040	13,055
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	8,800	2,061
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,440	570
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/2051	4,300	2,373
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/2047	4,900	2,756
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/2048	9,305	5,193
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/2049	1,950	1,076
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/2050	1,730	954
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/2052	31,590	17,366
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	2,550	2,290
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	2,390	2,427
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,650	3,716
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	150	99
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	2,280	2,311
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,915	1,946
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	70	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	505	511
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	530	517
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	4,130	4,178
[2]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	20	16
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	5,685	5,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	5,395	5,566
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/2025	2,630	2,630
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/2047	380	263
[2]	Alvord Unified School District GO	0.000%	8/1/2041	220	99
[2]	Alvord Unified School District GO	0.000%	8/1/2043	590	248
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	2,500	2,588
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	2,135	2,204
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/2025	4,615	4,635
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	600	530
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	3,310	2,819
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	2,525	1,978
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	1,490	1,003
	Anaheim Union High School District GO	4.500%	8/1/2050	5,000	4,787
	Anaheim Union High School District GO	4.625%	8/1/2052	5,000	4,847
	Antelope Valley Community College District GO	4.000%	8/1/2046	9,625	9,835
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,910	552
	Antelope Valley Community College District GO	3.000%	8/1/2050	7,145	4,971
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	8,025	8,306
[2]	Bass Lake Joint Elementary District GO	0.000%	8/1/2045	3,030	1,115
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	120	125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	285	306
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	265	284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	675	687
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	425	466
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	95	106
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	415	420
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	120	136
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	6,000	6,798
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	1,000	1,007
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	1,030	1,036
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	5,040	4,647
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	18,570	18,586
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	6,120	6,069
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	2,865	3,019
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	5,800	5,302
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,500	3,702
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	5,000	5,215
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	310	245
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	22,155	19,359
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	1,500	1,543
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	4,460	3,843
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	2,010	2,048
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	5,455	3,721
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	13,780	8,389
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	5,065	4,277
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	7,000	6,778
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.250%	8/1/2025	23,070	23,070
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	180	188
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	215	235
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	340	372
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	675	566
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	4,535	3,649
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	6,115	4,704
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	1,850	1,074
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	215	165
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,635	1,665
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	195	196
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	550	571
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	365	389
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	400	426
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	1,835	1,898
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	405	442
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	720	744
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	295	330
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	360	409
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	380	392
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	450	505

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/2031	355	365
California Department of Water Resources Water Revenue	5.000%	12/1/2031	705	740
California Department of Water Resources Water Revenue	5.000%	12/1/2031	35	38
California Department of Water Resources Water Revenue	5.000%	12/1/2032	230	257
California Department of Water Resources Water Revenue	5.000%	12/1/2033	75	81
California Department of Water Resources Water Revenue	4.000%	12/1/2034	8,095	8,106
California Department of Water Resources Water Revenue	5.000%	12/1/2034	790	869
California Department of Water Resources Water Revenue	5.000%	12/1/2034	500	535
California Department of Water Resources Water Revenue	4.000%	12/1/2035	1,200	1,201
California Department of Water Resources Water Revenue	5.000%	12/1/2035	790	864
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	50	57
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	245	280
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	110	127
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	4,000	4,539
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	210	217
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	130	142
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	495	546
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	435	505
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	12,645	14,757
California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	4,120	4,637
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	7,120	7,704
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	20,000	21,385
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	8,165	8,661
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	5,040	4,425
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	1,000	968
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	26,460	27,811
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	6,920	4,183
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	11,840	12,408
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	18,900	19,240
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,270	5,958
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	7,360	8,468
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	1,000	1,007
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	8,610	8,901
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	2,000	2,107
California GO	5.000%	8/1/2025	3,380	3,380
California GO	5.000%	8/1/2025	2,470	2,470
California GO	5.000%	8/1/2025	2,055	2,055
California GO	5.000%	8/1/2025	600	600
California GO	5.000%	8/1/2025	335	335
California GO	5.000%	9/1/2025	7,895	7,911
California GO	5.000%	9/1/2025	1,235	1,238
California GO	5.000%	9/1/2025	6,315	6,328
California GO	5.000%	9/1/2025	2,000	2,004
California GO	5.000%	9/1/2025	150	150
California GO	5.000%	9/1/2025	4,790	4,800
California GO	5.000%	9/1/2025	2,500	2,505
California GO	5.000%	9/1/2025	5,000	5,010
California GO	4.000%	10/1/2025	2,325	2,331
California GO	5.000%	10/1/2025	7,840	7,873
California GO	5.000%	10/1/2025	5,000	5,021
California GO	5.000%	10/1/2025	975	979
California GO	5.000%	10/1/2025	3,950	3,966
California GO	5.000%	10/1/2025	5,310	5,332
California GO	5.000%	10/1/2025	915	918
California GO	4.000%	11/1/2025	1,255	1,260
California GO	5.000%	11/1/2025	4,395	4,423
California GO	5.000%	11/1/2025	7,150	7,195
California GO	5.000%	11/1/2025	8,360	8,412
California GO	5.000%	12/1/2025	6,165	6,217
California GO	3.000%	3/1/2026	2,875	2,882
California GO	5.000%	3/1/2026	12,000	12,179
California GO	3.875%	8/1/2026	11,975	12,136
California GO	4.000%	8/1/2026	400	406
California GO	5.000%	8/1/2026	1,175	1,206
California GO	5.000%	8/1/2026	1,810	1,814
California GO	5.000%	8/1/2026	5,305	5,443
California GO	5.000%	8/1/2026	7,040	7,223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2026	3,435	3,524
	California GO	5.000%	8/1/2026	3,310	3,396
	California GO	5.000%	8/1/2026	30	30
	California GO	4.000%	9/1/2026	7,585	7,718
	California GO	5.000%	9/1/2026	9,480	9,747
	California GO	5.000%	9/1/2026	2,680	2,685
	California GO	5.000%	9/1/2026	235	242
	California GO	5.000%	9/1/2026	1,555	1,599
	California GO	5.000%	9/1/2026	2,605	2,678
	California GO	5.000%	9/1/2026	5,000	5,141
	California GO	5.000%	9/1/2026	8,000	8,225
	California GO	5.000%	10/1/2026	3,780	3,894
	California GO	5.000%	10/1/2026	1,875	1,932
	California GO	5.000%	10/1/2026	500	515
	California GO	5.000%	10/1/2026	2,030	2,091
	California GO	4.000%	11/1/2026	3,025	3,086
	California GO	5.000%	11/1/2026	2,295	2,369
	California GO	5.000%	11/1/2026	12,075	12,467
	California GO	5.000%	11/1/2026	5,015	5,178
	California GO	5.000%	12/1/2026	9,625	9,958
[6]	California GO	5.000%	2/1/2027	3,990	4,146
	California GO	5.000%	3/1/2027	15,000	15,618
	California GO	5.000%	3/1/2027	200	200
	California GO	5.000%	4/1/2027	11,955	12,474
	California GO	5.000%	4/1/2027	2,995	3,125
	California GO	3.500%	8/1/2027	7,655	7,809
	California GO	5.000%	8/1/2027	2,000	2,053
	California GO	5.000%	8/1/2027	2,510	2,514
	California GO	5.000%	8/1/2027	5,050	5,312
	California GO	5.000%	8/1/2027	16,310	17,158
	California GO	5.000%	8/1/2027	9,230	9,710
	California GO	5.000%	8/1/2027	230	230
	California GO	5.000%	9/1/2027	1,010	1,038
	California GO	5.000%	9/1/2027	1,180	1,244
	California GO	5.000%	9/1/2027	8,030	8,463
	California GO	4.000%	10/1/2027	21,330	22,075
	California GO	5.000%	10/1/2027	1,315	1,389
	California GO	5.000%	10/1/2027	2,755	2,803
	California GO	5.000%	10/1/2027	55	55
	California GO	5.000%	11/1/2027	1,000	1,058
	California GO	5.000%	11/1/2027	2,355	2,492
	California GO	5.000%	11/1/2027	2,450	2,592
	California GO	5.000%	11/1/2027	3,580	3,788
	California GO	5.000%	11/1/2027	3,590	3,798
	California GO	5.000%	11/1/2027	4,365	4,618
	California GO	5.000%	11/1/2027	1,260	1,333
	California GO	5.000%	12/1/2027	8,300	8,798
	California GO	3.000%	3/1/2028	4,370	4,418
	California GO	5.000%	3/1/2028	10,000	10,662
	California GO	5.000%	3/1/2028	18,885	20,135
	California GO	5.000%	3/1/2028	130	130
	California GO	5.000%	4/1/2028	6,375	6,810
	California GO	5.000%	4/1/2028	6,715	7,173
	California GO	5.000%	8/1/2028	6,475	6,643
	California GO	5.000%	8/1/2028	8,135	8,549
	California GO	5.000%	8/1/2028	2,090	2,093
	California GO	5.000%	8/1/2028	480	504
	California GO	5.000%	8/1/2028	7,645	8,229
	California GO	5.000%	8/1/2028	16,300	17,544
	California GO	4.000%	9/1/2028	315	319
	California GO	5.000%	9/1/2028	7,990	8,213
	California GO	5.000%	9/1/2028	1,755	1,892
	California GO	5.000%	9/1/2028	1,240	1,275
	California GO	5.000%	10/1/2028	150	162
	California GO	5.000%	10/1/2028	5,090	5,498
	California GO	5.000%	10/1/2028	340	367
	California GO	5.000%	10/1/2028	22,295	24,082
	California GO	5.000%	10/1/2028	8,280	8,943
	California GO	5.000%	10/1/2028	5	5
	California GO	5.000%	11/1/2028	20,115	21,765

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	12/1/2028	14,350	15,554
California GO	5.000%	2/1/2029	25	25
California GO	3.000%	3/1/2029	65	65
California GO	3.000%	3/1/2029	310	310
California GO	5.000%	3/1/2029	535	583
California GO	5.000%	3/1/2029	8,350	9,106
California GO	5.000%	4/1/2029	7,950	8,685
California GO	5.000%	4/1/2029	3,305	3,611
California GO	5.000%	8/1/2029	7,660	7,854
California GO	5.000%	8/1/2029	1,475	1,549
California GO	5.000%	8/1/2029	690	691
California GO	5.000%	8/1/2029	13,350	13,689
California GO	5.000%	8/1/2029	3,855	4,142
California GO	5.000%	8/1/2029	18,060	19,863
California GO	5.000%	8/1/2029	25	25
California GO	3.000%	9/1/2029	155	155
California GO	5.000%	9/1/2029	1,090	1,120
California GO	5.000%	9/1/2029	2,110	2,168
California GO	5.000%	9/1/2029	1,125	1,239
California GO	5.000%	9/1/2029	10,775	11,867
California GO	5.000%	10/1/2029	14,685	16,196
California GO	5.000%	10/1/2029	3,620	3,902
California GO	5.000%	10/1/2029	6,805	7,505
California GO	5.000%	10/1/2029	8,110	8,945
California GO	5.000%	10/1/2029	5,970	6,584
California GO	4.000%	11/1/2029	13,260	14,051
California GO	5.000%	11/1/2029	22,995	25,396
California GO	5.000%	11/1/2029	12,065	13,325
California GO	5.000%	11/1/2029	16,810	17,738
California GO	5.000%	11/1/2029	2,530	2,794
California GO	5.000%	12/1/2029	3,455	3,821
California GO	5.000%	3/1/2030	2,660	2,950
California GO	5.000%	4/1/2030	1,785	1,982
California GO	5.000%	8/1/2030	8,140	8,336
California GO	5.000%	8/1/2030	7,590	7,950
California GO	5.000%	8/1/2030	5,150	5,158
California GO	5.000%	8/1/2030	5,180	5,548
California GO	5.000%	8/1/2030	5,245	5,852
California GO	5.000%	9/1/2030	2,450	2,513
California GO	5.000%	9/1/2030	5,520	5,663
California GO	5.000%	9/1/2030	5,055	5,646
California GO	5.000%	10/1/2030	10,485	11,494
California GO	5.000%	10/1/2030	5,395	5,795
California GO	5.000%	10/1/2030	3,315	3,706
California GO	5.000%	10/1/2030	5	5
California GO	5.000%	11/1/2030	2,480	2,775
California GO	5.000%	12/1/2030	1,140	1,277
California GO	5.000%	3/1/2031	1,060	1,167
California GO	5.000%	4/1/2031	7,505	8,441
California GO	5.000%	4/1/2031	4,335	4,876
California GO	5.000%	4/1/2031	130	141
California GO	4.000%	8/1/2031	1,000	1,008
California GO	5.000%	8/1/2031	1,720	1,941
California GO	5.000%	8/1/2031	12,295	13,874
California GO	5.000%	8/1/2031	6,195	6,991
California GO	5.000%	8/1/2031	14,000	14,592
California GO	3.250%	9/1/2031	205	204
California GO	4.000%	9/1/2031	7,140	7,198
California GO	5.000%	9/1/2031	2,200	2,253
California GO	5.000%	9/1/2031	4,975	5,096
California GO	5.000%	9/1/2031	1,170	1,321
California GO	5.000%	9/1/2031	3,505	3,958
California GO	5.000%	9/1/2031	5,465	6,172
California GO	5.000%	10/1/2031	10,705	11,663
California GO	5.000%	10/1/2031	5,230	5,912
California GO	5.000%	10/1/2031	7,330	8,285
California GO	5.000%	11/1/2031	405	424
California GO	5.000%	11/1/2031	500	523
California GO	5.000%	11/1/2031	995	1,104
California GO	5.000%	11/1/2031	5,500	5,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/2031	1,000	1,018
	California GO	5.000%	3/1/2032	2,715	3,076
	California GO	5.000%	4/1/2032	13,035	14,778
	California GO	5.000%	4/1/2032	2,830	3,209
	California GO	5.000%	4/1/2032	2,645	2,847
	California GO	4.000%	8/1/2032	8,325	8,371
	California GO	5.000%	8/1/2032	1,035	1,036
	California GO	5.000%	8/1/2032	1,330	1,358
	California GO	5.000%	8/1/2032	5,015	5,701
[2]	California GO	5.250%	8/1/2032	43,865	49,697
	California GO	5.250%	8/1/2032	1,075	1,077
	California GO	3.000%	9/1/2032	520	512
	California GO	3.500%	9/1/2032	65	65
	California GO	4.000%	9/1/2032	13,560	13,639
	California GO	4.000%	9/1/2032	10	10
	California GO	4.000%	9/1/2032	2,000	2,012
	California GO	4.000%	9/1/2032	305	307
	California GO	5.000%	9/1/2032	2,465	2,520
	California GO	5.000%	9/1/2032	3,260	3,265
	California GO	5.000%	9/1/2032	3,430	3,507
	California GO	5.000%	9/1/2032	3,210	3,651
	California GO	5.000%	9/1/2032	885	1,007
	California GO	3.000%	10/1/2032	335	322
	California GO	5.000%	10/1/2032	2,230	2,416
	California GO	5.000%	10/1/2032	16,710	18,534
	California GO	5.000%	10/1/2032	9,255	10,347
	California GO	5.000%	10/1/2032	65	65
	California GO	5.000%	11/1/2032	1,375	1,433
	California GO	5.000%	11/1/2032	11,020	11,740
	California GO	5.000%	11/1/2032	500	521
	California GO	5.000%	11/1/2032	2,540	2,892
	California GO	5.000%	11/1/2032	235	259
	California GO	5.000%	12/1/2032	150	153
	California GO	5.000%	3/1/2033	1,115	1,210
	California GO	5.000%	3/1/2033	2,690	2,919
	California GO	5.000%	3/1/2033	7,000	7,991
	California GO	5.000%	4/1/2033	7,900	8,450
	California GO	5.000%	4/1/2033	1,065	1,194
	California GO	3.500%	8/1/2033	365	362
	California GO	4.000%	8/1/2033	2,000	2,006
	California GO	5.000%	8/1/2033	8,730	8,893
	California GO	5.000%	8/1/2033	2,325	2,407
	California GO	5.000%	8/1/2033	7,295	8,344
	California GO	3.000%	9/1/2033	2,580	2,508
	California GO	3.375%	9/1/2033	795	780
	California GO	4.000%	9/1/2033	505	507
	California GO	4.000%	9/1/2033	620	622
	California GO	5.000%	9/1/2033	1,355	1,382
	California GO	5.000%	9/1/2033	1,120	1,259
	California GO	5.000%	9/1/2033	5,075	5,807
	California GO	5.000%	9/1/2033	3,000	3,433
	California GO	5.000%	9/1/2033	6,000	6,865
	California GO	5.000%	9/1/2033	2,315	2,649
	California GO	5.000%	9/1/2033	11,030	12,621
	California GO	3.000%	10/1/2033	730	702
	California GO	4.000%	10/1/2033	845	883
	California GO	5.000%	10/1/2033	5,725	6,508
	California GO	5.000%	10/1/2033	65	65
	California GO	5.000%	11/1/2033	350	382
	California GO	5.000%	3/1/2034	1,485	1,602
	California GO	5.000%	8/1/2034	1,730	1,732
	California GO	5.000%	8/1/2034	5,535	5,629
	California GO	4.000%	9/1/2034	16,725	16,758
	California GO	4.000%	9/1/2034	260	261
	California GO	4.000%	9/1/2034	5	5
	California GO	4.000%	9/1/2034	13,095	13,871
	California GO	5.000%	9/1/2034	1,230	1,232
	California GO	5.000%	9/1/2034	3,185	3,243
	California GO	5.000%	9/1/2034	2,255	2,513
	California GO	5.000%	9/1/2034	5,165	5,829

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2034	10,530	12,030
California GO	5.000%	9/1/2034	1,105	1,262
California GO	3.000%	10/1/2034	1,060	1,001
California GO	4.000%	10/1/2034	5,785	5,864
California GO	4.000%	10/1/2034	6,615	6,851
California GO	5.000%	10/1/2034	8,020	8,998
California GO	4.000%	11/1/2034	3,290	3,303
California GO	4.000%	11/1/2034	1,900	1,958
California GO	5.000%	11/1/2034	1,690	1,834
California GO	5.000%	12/1/2034	3,570	3,619
California GO	5.000%	12/1/2034	12,170	13,213
California GO	5.000%	3/1/2035	2,215	2,375
California GO	5.000%	3/1/2035	27,750	29,763
California GO	5.000%	3/1/2035	15,000	17,132
California GO	3.125%	4/1/2035	505	480
California GO	5.000%	4/1/2035	4,500	4,959
California GO	5.000%	4/1/2035	13,235	13,917
California GO	3.500%	8/1/2035	290	277
California GO	5.000%	8/1/2035	1,000	1,016
California GO	5.000%	8/1/2035	5,075	5,081
California GO	5.000%	8/1/2035	1,575	1,622
California GO	3.000%	9/1/2035	860	793
California GO	4.000%	9/1/2035	7,470	7,470
California GO	4.000%	9/1/2035	5,105	5,105
California GO	5.000%	9/1/2035	16,330	16,603
California GO	5.000%	9/1/2035	3,340	3,396
California GO	5.000%	9/1/2035	5,280	5,828
California GO	5.000%	9/1/2035	10,030	11,207
California GO	5.000%	10/1/2035	5,120	5,689
California GO	4.000%	11/1/2035	235	235
California GO	4.000%	11/1/2035	2,320	2,365
California GO	5.000%	11/1/2035	1,180	1,218
California GO	3.750%	12/1/2035	70	70
California GO	5.000%	12/1/2035	14,235	15,347
California GO	4.000%	3/1/2036	13,585	13,749
California GO	5.000%	3/1/2036	935	994
California GO	5.000%	4/1/2036	7,900	8,295
California GO	4.000%	8/1/2036	1,500	1,490
California GO	5.000%	8/1/2036	9,035	9,402
California GO	5.000%	8/1/2036	55	56
California GO	5.000%	8/1/2036	5,890	6,049
California GO	3.000%	9/1/2036	2,580	2,310
California GO	4.000%	9/1/2036	215	213
California GO	4.000%	9/1/2036	685	679
California GO	5.000%	9/1/2036	575	584
California GO	5.000%	9/1/2036	6,620	7,207
California GO	5.000%	9/1/2036	13,020	14,426
California GO	3.000%	10/1/2036	1,580	1,434
California GO	4.000%	10/1/2036	6,430	6,432
California GO	5.000%	10/1/2036	25,220	27,598
California GO	2.000%	11/1/2036	150	118
California GO	4.000%	11/1/2036	35	35
California GO	4.000%	11/1/2036	1,030	1,040
California GO	5.000%	11/1/2036	6,600	6,882
California GO	5.000%	11/1/2036	5,745	6,128
California GO	5.000%	4/1/2037	1,360	1,421
California GO	5.000%	4/1/2037	2,210	2,385
California GO	4.000%	8/1/2037	40	39
California GO	4.000%	8/1/2037	165	163
California GO	5.000%	8/1/2037	5,595	5,667
California GO	5.000%	8/1/2037	15,585	17,179
California GO	4.000%	9/1/2037	925	909
California GO	4.000%	9/1/2037	10,700	10,778
California GO	3.000%	10/1/2037	13,815	12,271
California GO	4.000%	10/1/2037	5,555	5,496
California GO	4.000%	10/1/2037	2,120	2,127
California GO	5.000%	10/1/2037	5,185	5,547
California GO	5.000%	11/1/2037	22,705	23,541
California GO	5.000%	11/1/2037	2,365	2,426
California GO	5.000%	11/1/2037	2,960	3,196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	3/1/2038	9,605	9,608
California GO	5.000%	4/1/2038	5,480	5,696
California GO	4.000%	8/1/2038	885	860
California GO	5.000%	8/1/2039	6,430	6,950
California GO	4.000%	10/1/2039	7,830	7,579
California GO	4.000%	10/1/2039	6,400	6,139
California GO	4.000%	10/1/2039	4,760	4,677
California GO	5.000%	10/1/2039	4,685	4,715
California GO	5.000%	10/1/2039	3,485	3,614
California GO	5.000%	10/1/2039	1,325	1,417
California GO	5.000%	11/1/2039	17,480	17,956
California GO	4.000%	3/1/2040	5,000	4,874
California GO	5.000%	9/1/2041	9,870	10,284
California GO	5.000%	9/1/2041	9,705	10,332
California GO	4.000%	10/1/2041	35,740	34,621
California GO	5.000%	10/1/2041	11,010	11,444
California GO	3.000%	11/1/2041	210	169
California GO	4.000%	11/1/2041	2,905	2,705
California GO	4.000%	4/1/2042	500	471
California GO	5.000%	4/1/2042	11,410	11,560
California GO	5.000%	4/1/2042	11,525	11,999
California GO	4.000%	9/1/2042	1,710	1,626
California GO	5.000%	9/1/2042	12,545	13,089
California GO	4.000%	10/1/2042	950	898
California GO	5.000%	10/1/2042	24,120	24,699
California GO	5.000%	10/1/2042	15,035	15,732
California GO	5.000%	11/1/2042	8,025	8,380
California GO	4.000%	2/1/2043	25	23
California GO	4.000%	9/1/2043	6,545	6,163
California GO	4.000%	9/1/2043	6,035	5,619
California GO	5.000%	9/1/2043	6,275	6,540
California GO	5.000%	9/1/2043	21,400	22,444
California GO	2.250%	11/1/2043	255	171
California GO	2.375%	12/1/2043	1,415	969
California GO	5.000%	12/1/2043	135	139
California GO	5.000%	8/1/2044	4,855	5,074
California GO	5.250%	8/1/2044	10,305	10,976
California GO	5.000%	9/1/2044	12,255	12,786
California GO	4.000%	10/1/2044	5,220	4,744
California GO	4.000%	11/1/2044	635	577
California GO	4.000%	3/1/2045	85	77
California GO	3.250%	4/1/2045	5,200	4,085
California GO	4.000%	8/1/2045	120	108
California GO	4.000%	9/1/2045	40	36
California GO	5.000%	9/1/2045	7,560	7,606
California GO	5.000%	10/1/2045	19,705	20,328
California GO	5.250%	10/1/2045	10,250	10,752
California GO	4.000%	11/1/2045	16,725	15,044
California GO	3.000%	3/1/2046	5,160	3,837
California GO	4.000%	3/1/2046	3,000	2,698
California GO	4.000%	3/1/2046	1,900	1,708
California GO	4.000%	8/1/2046	110	98
California GO	3.000%	9/1/2046	1,385	1,011
California GO	4.000%	9/1/2046	95	85
California GO	5.000%	9/1/2046	1,600	1,609
California GO	2.375%	10/1/2046	6,745	4,396
California GO	3.000%	12/1/2046	100	74
California GO	5.000%	4/1/2047	13,405	13,718
California GO	4.000%	9/1/2047	12,400	11,298
California GO	5.250%	9/1/2047	16,330	16,997
California GO	3.625%	10/1/2047	1,070	863
California GO	5.000%	10/1/2047	6,885	6,906
California GO	4.000%	11/1/2047	320	283
California GO	5.000%	11/1/2047	16,630	16,756
California GO	5.000%	9/1/2048	12,250	12,587
California GO	4.125%	3/1/2049	3,990	3,729
California GO	5.000%	3/1/2049	6,320	6,503
California GO	4.000%	4/1/2049	710	624
California GO	4.000%	8/1/2049	11,810	10,686
California GO	5.000%	8/1/2049	3,085	3,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.500%	8/1/2049	5,075	5,420
	California GO	3.000%	10/1/2049	2,325	1,658
	California GO	2.500%	12/1/2049	2,310	1,466
	California GO	3.000%	12/1/2049	400	285
	California GO	2.500%	3/1/2050	2,000	1,260
	California GO	3.000%	3/1/2050	3,000	2,126
	California GO	4.000%	3/1/2050	3,000	2,621
	California GO	4.000%	10/1/2050	7,330	6,396
	California GO	5.250%	10/1/2050	20,505	21,325
	California GO	3.000%	11/1/2050	2,880	2,032
[1]	California GO	3.000%	11/1/2050	4,000	2,848
	California GO	4.000%	11/1/2050	11,900	10,347
	California GO	4.500%	12/1/2050	8,250	8,010
	California GO	2.375%	10/1/2051	200	120
	California GO	3.000%	4/1/2052	12,390	8,700
	California GO	4.000%	9/1/2052	100	87
	California GO	4.250%	9/1/2052	4,485	4,072
	California GO	5.000%	9/1/2052	2,630	2,676
	California GO	4.000%	8/1/2054	4,890	4,215
	California GO	5.250%	8/1/2054	2,930	3,058
	California GO	5.500%	8/1/2054	2,940	3,131
	California GO	5.000%	3/1/2055	9,400	9,627
	California GO, Prere.	5.000%	8/1/2027	40	42
	California GO, Prere.	4.000%	3/1/2030	290	308
	California GO, Prere.	5.000%	3/1/2030	590	652
	California GO, Prere.	5.000%	3/1/2030	70	77
	California GO, Prere.	4.000%	11/1/2030	35	37
	California GO, Prere.	4.000%	11/1/2030	40	43
	California GO, Prere.	5.000%	11/1/2030	5	6
	California GO, Prere.	5.000%	12/1/2030	5	6
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	970	1,033
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	1,145	1,136
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	4,000	4,057
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	3,920	3,863
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	15,200	14,271
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	9,005	9,280
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	140	144
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,290	1,370
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,160	1,236
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,275	1,359
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	5,020	5,211
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	5,370	5,542
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	2,815	2,845
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	6,680	6,684
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	17,295	17,477
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2029	3,695	4,035
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	5,380	4,812
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	1,025	690
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2025	120	121
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	70	72
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	180	188
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	450	477
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	260	272
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	380	407
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	200	209
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	105	106
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	470	459
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	2,500	2,559
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	50	53
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,620	1,635
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	6,960	6,933
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	680	685
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/2047	1,185	1,054
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	5,000	4,313
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	400	377
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	3,500	3,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	2,000	1,861
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	2,400	1,660
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2049	3,150	3,172
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/2054	3,185	3,187
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	19,105	5,224
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2025	3,090	3,090
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2025	530	532
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	340	341
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	1,180	1,209
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	115	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	6,025	6,406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	640	641
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	2,445	2,629
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	2,355	2,481
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	3,165	3,443
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	835	878
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	5,150	5,738
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	1,530	1,715
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	4,000	4,504
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	1,440	1,626
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	2,915	3,253
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	3,775	4,176
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	1,800	1,972
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2035	1,860	2,089
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	695	754
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	580	624
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	2,625	2,424
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	2,735	2,827
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,640	3,746
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	31,625	32,199
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	2,900	2,923
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	2,175	2,247
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	6,400	6,749
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	1,500	1,591
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,290	1,397
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	7,395	8,334
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	15,000	15,092
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,300	2,583
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	4,200	4,595
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,335	1,436
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	2,420	2,610
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	4,000	3,478
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	5,780	5,964
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	6,340	5,593
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	12,000	10,262
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2025	40	40
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	135	139
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	220	233
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	50	53
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2030	270	301
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	7,050	7,650
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	1,395	1,398
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	2,580	2,273
	California State University College & University Revenue	5.000%	11/1/2025	360	362
	California State University College & University Revenue	5.000%	11/1/2026	255	257
	California State University College & University Revenue	5.000%	11/1/2026	25	26
	California State University College & University Revenue	5.000%	11/1/2027	345	347
	California State University College & University Revenue	5.000%	11/1/2027	220	230
	California State University College & University Revenue	5.000%	11/1/2027	2,785	2,838
	California State University College & University Revenue	3.250%	11/1/2028	1,815	1,818
	California State University College & University Revenue	5.000%	11/1/2028	870	886
	California State University College & University Revenue	5.000%	11/1/2028	675	706
	California State University College & University Revenue	3.375%	11/1/2029	4,065	4,073
	California State University College & University Revenue	5.000%	11/1/2029	310	324
	California State University College & University Revenue	5.000%	11/1/2029	1,200	1,221
	California State University College & University Revenue	5.000%	11/1/2030	6,000	6,026
	California State University College & University Revenue	5.000%	11/1/2031	560	582
[8]	California State University College & University Revenue	5.000%	11/1/2031	11,525	13,148
	California State University College & University Revenue	5.000%	11/1/2032	595	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2032	8,560	8,686
	California State University College & University Revenue	3.000%	11/1/2033	330	315
	California State University College & University Revenue	5.000%	11/1/2033	510	528
	California State University College & University Revenue	5.000%	11/1/2033	55	55
	California State University College & University Revenue	4.000%	11/1/2034	3,125	3,125
	California State University College & University Revenue	4.000%	11/1/2034	8,585	8,584
[8]	California State University College & University Revenue	5.000%	11/1/2034	4,220	4,894
	California State University College & University Revenue	4.000%	11/1/2035	2,190	2,183
	California State University College & University Revenue	5.000%	11/1/2035	535	549
[8]	California State University College & University Revenue	5.000%	11/1/2035	4,000	4,630
	California State University College & University Revenue	3.125%	11/1/2036	1,675	1,521
	California State University College & University Revenue	5.000%	11/1/2036	1,320	1,350
	California State University College & University Revenue	5.000%	11/1/2036	275	278
	California State University College & University Revenue	3.200%	11/1/2037	340	305
	California State University College & University Revenue	4.000%	11/1/2037	375	369
	California State University College & University Revenue	5.000%	11/1/2037	720	721
	California State University College & University Revenue	5.000%	11/1/2037	305	311
	California State University College & University Revenue	4.000%	11/1/2038	4,140	4,018
	California State University College & University Revenue	5.000%	11/1/2038	3,285	3,290
	California State University College & University Revenue	5.000%	11/1/2038	130	132
	California State University College & University Revenue	5.000%	11/1/2041	6,375	6,416
	California State University College & University Revenue	5.000%	11/1/2042	3,990	4,021
[8]	California State University College & University Revenue	5.000%	11/1/2042	2,000	2,109
	California State University College & University Revenue	4.000%	11/1/2043	11,930	10,762
	California State University College & University Revenue	5.000%	11/1/2043	2,310	2,310
	California State University College & University Revenue	5.000%	11/1/2043	4,145	4,206
[8]	California State University College & University Revenue	5.000%	11/1/2043	5,250	5,492
	California State University College & University Revenue	5.000%	11/1/2044	35	35
	California State University College & University Revenue	4.000%	11/1/2045	2,505	2,222
	California State University College & University Revenue	5.000%	11/1/2045	1,190	1,195
[8]	California State University College & University Revenue	5.000%	11/1/2045	5,000	5,166
[8]	California State University College & University Revenue	5.000%	11/1/2046	3,560	3,668
	California State University College & University Revenue	5.500%	11/1/2046	2,575	2,753
	California State University College & University Revenue	5.000%	11/1/2047	2,590	2,596
	California State University College & University Revenue	5.000%	11/1/2047	4,980	4,930
	California State University College & University Revenue	5.000%	11/1/2048	2,525	2,532
	California State University College & University Revenue	5.000%	11/1/2049	1,775	1,781
	California State University College & University Revenue	5.500%	11/1/2049	1,000	1,062
[8]	California State University College & University Revenue	5.250%	11/1/2050	10,000	10,422
	California State University College & University Revenue	3.000%	11/1/2052	500	338
	California State University College & University Revenue	5.250%	11/1/2053	3,935	4,049
	California State University College & University Revenue	4.000%	11/1/2055	8,410	7,215
	California State University College & University Revenue	5.500%	11/1/2055	8,000	8,460
[8]	California State University College & University Revenue	4.625%	11/1/2056	9,335	9,007
[8]	California State University College & University Revenue	5.250%	11/1/2056	12,000	12,477
	California State University College & University Revenue PUT	0.550%	11/1/2026	2,500	2,411
	California State University College & University Revenue PUT	3.125%	11/1/2026	5,260	5,272
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2040	500	410
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	4,100	3,659
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	405	402
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	5,000	3,482
[2]	Centinela Valley Union High School District GO	4.000%	8/1/2050	300	257
	Cerritos Community College District GO	3.000%	8/1/2044	20	15
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	595	596
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	1,000	1,001
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	25,560	25,326
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	2,825	2,526
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	3,170	3,303
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	85	89
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	1,650	1,771
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	3,455	1,699
	Chico Unified School District GO	4.000%	8/1/2044	1,750	1,601
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	13,555	13,602
[2]	Chino Valley Unified School District GO	3.375%	8/1/2050	5,000	3,794
	Chino Valley Unified School District GO	4.000%	8/1/2055	7,300	6,167
	Chino Valley Unified School District GO	5.000%	8/1/2055	14,025	14,066
	Citrus Community College District GO	5.000%	8/1/2049	2,000	2,055
	Clovis Unified School District GO	4.000%	8/1/2040	60	56
	Clovis Unified School District GO	5.000%	8/1/2047	2,500	2,532
	Clovis Unified School District GO	4.000%	8/1/2048	1,705	1,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clovis Unified School District GO, Prere.	4.000%	8/1/2025	65	65
	Clovis Unified School District GO, Prere.	4.000%	8/1/2025	5	5
[2]	Coast Community College District GO	0.000%	8/1/2027	100	95
	Coast Community College District GO	0.000%	8/1/2041	10,110	4,707
	Coast Community College District GO	4.000%	8/1/2042	1,000	913
	Coast Community College District GO	0.000%	8/1/2043	7,200	3,002
	Coast Community College District GO, Prere.	5.000%	8/15/2025	2,805	2,808
	Coast Community College District GO, Prere.	4.500%	8/1/2027	730	764
[2]	Colton Joint Unified School District GO	0.000%	8/1/2042	990	434
[1]	Compton CA Unified School District GO	0.000%	6/1/2036	2,500	1,551
[1]	Compton CA Unified School District GO	3.000%	6/1/2049	15	11
[1]	Compton CA Unified School District GO	4.000%	6/1/2049	125	109
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	375	392
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	325	325
[2]	Corona-Norco Unified School District GO	0.000%	8/1/2039	675	342
	Corona-Norco Unified School District GO	4.000%	8/1/2043	65	59
	Cupertino Union School District GO	4.000%	8/1/2040	11,090	10,398
	Cypress School District GO	0.000%	8/1/2040	250	121
[3]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/2050	330	293
	Desert Community College District GO	4.000%	8/1/2039	1,380	1,344
	Desert Community College District GO	4.000%	8/1/2051	8,470	7,324
	Desert Community College District GO	4.000%	8/1/2051	4,395	3,808
	Desert Sands Unified School District GO	4.000%	8/1/2044	4,900	4,468
	Desert Sands Unified School District GO	4.000%	8/1/2050	4,500	3,899
	Downey Unified School District GO	4.000%	8/1/2052	4,370	3,797
	Dublin Unified School District GO	4.125%	8/1/2049	2,000	1,771
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	80	84
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	145	152
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	14,400	15,911
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	305	319
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	4,400	4,955
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	6,900	7,861
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	10,000	11,676
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,303
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	520	527
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	11,980	12,249
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	5,070	5,233
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	7,500	7,780
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	13,000	13,382
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	11,230	11,272
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/2042	235	239
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2047	12,060	12,115
	El Camino Community College District Foundation GO	0.000%	8/1/2033	190	144
	El Camino Community College District Foundation GO	0.000%	8/1/2034	215	155
	El Camino Community College District Foundation GO	0.000%	8/1/2038	1,170	666
	El Monte Union High School District GO	0.000%	6/1/2044	2,900	1,113
	El Monte Union High School District GO	0.000%	6/1/2045	5,170	1,863
	El Monte Union High School District GO	0.000%	6/1/2046	4,165	1,410
[1]	Elk Grove Unified School District COP	3.125%	2/1/2040	150	126
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,675	2,403
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,340	2,102
	Elk Grove Unified School District GO	4.000%	8/1/2048	10,295	9,155
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/2035	1,160	1,161
[2]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	5,795	5,266
[4,7]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	1,560	1,252
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	710	603
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	764
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	750	529
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	445	502
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	4,925	4,593
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	8,265	7,618
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	21,525	19,840
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	7,980	6,143
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,265	4,940
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	515	431
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	415	410
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	3,200	2,998
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	20	18
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/2050	1,000	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Union High School District GO	4.000%	8/1/2040	800	737
	Fremont Union High School District GO	4.000%	8/1/2044	20,015	18,087
	Fremont Union High School District GO	5.000%	8/1/2044	1,275	1,288
	Fremont Union High School District GO	4.000%	8/1/2046	50	45
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	420	434
	Fresno Unified School District GO	0.000%	8/1/2043	5,365	2,042
	Fresno Unified School District GO	4.000%	8/1/2046	75	66
[1]	Fresno Unified School District GO	3.000%	8/1/2051	3,960	2,737
	Fresno Unified School District GO	4.000%	8/1/2055	4,000	3,387
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	3,000	2,560
	Glendale CA Community College District GO	0.000%	8/1/2044	4,320	1,665
	Glendale CA Community College District GO	4.000%	8/1/2046	4,400	3,849
	Glendale CA Community College District GO	4.000%	8/1/2050	8,295	7,145
	Glendale CA Community College District GO, Prere.	5.250%	8/1/2027	170	180
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	3,595	3,214
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	1,500	1,345
	Hayward CA Sewer Revenue	4.000%	3/1/2052	9,400	8,112
[2]	Hayward Unified School District GO	4.000%	8/1/2042	10,920	9,831
[2]	Hayward Unified School District GO	4.000%	8/1/2045	3,000	2,655
[1]	Hayward Unified School District GO	4.000%	8/1/2048	2,660	2,323
[2]	Hayward Unified School District GO	4.000%	8/1/2050	6,245	5,387
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2033	335	254
[4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	9,170	6,611
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	2,090	2,106
[2]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/2044	5,000	5,039
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	3,250	3,266
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	5,000	5,016
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	7,535	6,693
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	4,435	4,555
	Irvine Unified School District GO	2.250%	9/1/2050	2,750	1,585
	Kern Community College District GO	3.000%	8/1/2046	2,440	1,817
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	95	82
	Lodi CA Unified School District GO	3.000%	8/1/2043	70	53
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	415	424
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	515	517
[3]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/2049	800	505
	Long Beach Unified School District GO	0.000%	8/1/2038	2,900	1,560
	Long Beach Unified School District GO	0.000%	8/1/2039	10,780	5,437
	Long Beach Unified School District GO	4.000%	8/1/2045	350	314
	Long Beach Unified School District GO	3.000%	8/1/2047	6,475	4,576
	Long Beach Unified School District GO	3.000%	8/1/2048	450	314
	Long Beach Unified School District GO	3.000%	8/1/2050	75	51
	Long Beach Unified School District GO	4.000%	8/1/2053	6,150	5,324
	Los Angeles CA Community College District GO	5.000%	8/1/2025	1,350	1,350
	Los Angeles CA Community College District GO	5.000%	8/1/2025	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/2025	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/2025	4,000	4,000
	Los Angeles CA Community College District GO	5.000%	6/1/2026	115	118
	Los Angeles CA Community College District GO	5.000%	8/1/2026	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/2026	3,515	3,616
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	116
	Los Angeles CA Community College District GO	5.000%	8/1/2027	5,000	5,284
	Los Angeles CA Community College District GO	5.000%	8/1/2030	2,445	2,768
	Los Angeles CA Community College District GO	5.000%	8/1/2031	5,000	5,732
	Los Angeles CA Community College District GO	4.000%	8/1/2036	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/2036	20	22
	Los Angeles CA Community College District GO	5.000%	8/1/2036	6,125	6,992
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,075	1,060
	Los Angeles CA Community College District GO	4.000%	8/1/2037	1,465	1,445
	Los Angeles CA Community College District GO	5.000%	8/1/2037	140	155
	Los Angeles CA Community College District GO	4.000%	8/1/2038	14,900	14,542
	Los Angeles CA Community College District GO	3.000%	8/1/2039	345	295
	Los Angeles CA Community College District GO	4.000%	8/1/2039	1,530	1,468
	Los Angeles CA Community College District GO	4.000%	8/1/2041	9,055	8,450
	Los Angeles CA Unified School District COP	5.000%	10/1/2031	810	906
	Los Angeles CA Unified School District COP	5.000%	10/1/2032	815	917
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	190	215
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	810	907
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	860	955
	Los Angeles CA Unified School District COP	5.000%	10/1/2036	670	736

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District COP	5.000%	10/1/2038	415	447
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	1,190	1,338
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	1,185	1,343
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	275	313
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,190	1,355
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	1,260	1,435
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	985	1,122
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	610	695
Los Angeles CA Unified School District GO	5.000%	7/1/2026	165	165
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,620	3,711
Los Angeles CA Unified School District GO	5.000%	7/1/2026	2,600	2,666
Los Angeles CA Unified School District GO	5.000%	7/1/2026	4,640	4,757
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,015	1,038
Los Angeles CA Unified School District GO	5.000%	7/1/2027	3,155	3,319
Los Angeles CA Unified School District GO	5.000%	7/1/2027	95	100
Los Angeles CA Unified School District GO	5.000%	7/1/2027	235	247
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	158
Los Angeles CA Unified School District GO	5.000%	7/1/2027	4,000	4,208
Los Angeles CA Unified School District GO	5.000%	7/1/2028	415	442
Los Angeles CA Unified School District GO	5.000%	7/1/2028	100	108
Los Angeles CA Unified School District GO	5.000%	7/1/2028	5,150	5,261
Los Angeles CA Unified School District GO	5.000%	7/1/2029	65	72
Los Angeles CA Unified School District GO	5.000%	7/1/2029	315	334
Los Angeles CA Unified School District GO	5.000%	7/1/2029	255	281
Los Angeles CA Unified School District GO	5.000%	7/1/2029	390	430
Los Angeles CA Unified School District GO	5.000%	7/1/2030	660	725
Los Angeles CA Unified School District GO	5.000%	7/1/2030	965	985
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,840	1,945
Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,705	1,914
Los Angeles CA Unified School District GO	3.000%	7/1/2031	4,395	4,360
Los Angeles CA Unified School District GO	5.000%	7/1/2031	985	1,073
Los Angeles CA Unified School District GO	5.000%	7/1/2031	185	195
Los Angeles CA Unified School District GO	5.000%	7/1/2031	29,500	33,486
Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,390	1,349
Los Angeles CA Unified School District GO	4.000%	7/1/2032	305	320
Los Angeles CA Unified School District GO	5.000%	7/1/2032	525	580
Los Angeles CA Unified School District GO	5.000%	7/1/2032	380	398
Los Angeles CA Unified School District GO	5.000%	7/1/2032	310	335
Los Angeles CA Unified School District GO	5.000%	7/1/2032	235	260
Los Angeles CA Unified School District GO	5.000%	7/1/2032	30,000	34,347
Los Angeles CA Unified School District GO	4.000%	7/1/2033	625	649
Los Angeles CA Unified School District GO	4.000%	7/1/2033	125	127
Los Angeles CA Unified School District GO	5.000%	7/1/2033	445	488
Los Angeles CA Unified School District GO	5.000%	7/1/2033	695	763
Los Angeles CA Unified School District GO	5.000%	7/1/2033	29,020	33,402
Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,000	5,755
Los Angeles CA Unified School District GO	3.000%	1/1/2034	250	238
Los Angeles CA Unified School District GO	5.000%	7/1/2034	27,675	32,026
Los Angeles CA Unified School District GO	5.000%	7/1/2034	2,800	3,240
Los Angeles CA Unified School District GO	3.000%	7/1/2035	380	352
Los Angeles CA Unified School District GO	4.000%	7/1/2035	2,000	2,039
Los Angeles CA Unified School District GO	5.000%	7/1/2035	390	422
Los Angeles CA Unified School District GO	5.000%	7/1/2035	4,525	5,196
Los Angeles CA Unified School District GO	3.500%	7/1/2036	55	52
Los Angeles CA Unified School District GO	5.000%	7/1/2036	3,840	3,972
Los Angeles CA Unified School District GO	4.000%	7/1/2037	7,595	7,514
Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,545	11,791
Los Angeles CA Unified School District GO	3.000%	7/1/2038	200	175
Los Angeles CA Unified School District GO	4.000%	7/1/2038	2,070	2,033
Los Angeles CA Unified School District GO	5.000%	7/1/2038	70	72
Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,035	2,225
Los Angeles CA Unified School District GO	4.000%	7/1/2039	2,315	2,254
Los Angeles CA Unified School District GO	5.000%	7/1/2039	5,155	5,630
Los Angeles CA Unified School District GO	4.000%	7/1/2040	1,835	1,780
Los Angeles CA Unified School District GO	5.000%	7/1/2040	3,940	4,246
Los Angeles CA Unified School District GO	5.250%	7/1/2040	3,130	3,411
Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,155	2,287
Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,580	1,686
Los Angeles CA Unified School District GO	5.000%	7/1/2042	4,915	5,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.250%	7/1/2042	20,560	20,982
Los Angeles CA Unified School District GO	4.000%	7/1/2044	4,130	3,722
Los Angeles CA Unified School District GO	4.000%	7/1/2044	340	306
Los Angeles CA Unified School District GO	3.000%	7/1/2045	25	18
Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,480	5,677
Los Angeles CA Unified School District GO	2.625%	7/1/2046	2,000	1,324
Los Angeles CA Unified School District GO	4.000%	7/1/2046	185	162
Los Angeles CA Unified School District GO	5.250%	7/1/2047	7,780	8,071
Los Angeles CA Unified School District GO	5.250%	7/1/2048	7,500	7,785
Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,175	5,353
Los Angeles CA Unified School District GO	5.000%	7/1/2049	9,000	9,175
Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,100	1,143
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	310	317
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	280	301
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	505	543
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	5,000	5,377
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	85	95
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	55	63
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	5,000	5,796
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	5,000	5,567
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	1,000	1,070
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,300	1,369
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	5,000	5,234
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	5,950	6,194
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	815	832
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	50	50
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,037
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	10,150	10,565
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	4,785	4,850
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	2,000	2,068
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	2,000	2,051
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	4,500	4,610
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	8,500	8,581
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	5,350	4,669
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10,000	10,034
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	1,690	1,873
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	600	613
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	140	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	925	995
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	620	682
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	335	370
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	760	850
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	405	457
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,070	1,212
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,445	1,606
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	165	188
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,260	3,318
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	3,460	3,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	315	360
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	545	617
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	115	117
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	2,905	3,184
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	6,760	6,997
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	365	410
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	205	212
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	3,335	3,628
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	10,055	10,380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	475	499
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	290	293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	1,420	1,536
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	1,440	1,546
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	600	625
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	130	134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	585	585
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,660	1,771
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	1,560	1,582
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	80	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	3,190	3,153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,340	1,368
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	125	129
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,085	1,108
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,125	1,096
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	120	123
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	5,730	5,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	600	608
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	10,115	10,276
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	6,960	6,459
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	3,200	3,234
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	5,000	5,077
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	12,480	10,940
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	5,000	5,299
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	2,650	1,675
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	7,010	7,255
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	1,960	2,070
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	250	255
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	350	386
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	210	231
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	270	298
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	1,095	1,197
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	640	695
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,105	4,502
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,765	1,903
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	515	561
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	5,185	5,553
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	490	530
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	3,135	3,609
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,380	1,461
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	670	705
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,705	1,783
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	10,125	9,885
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	4,150	4,319
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	3,270	3,155
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	295	305
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,995	2,009
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,535	1,636
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,640	2,691
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	4,505	4,731
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,750	4,800
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	10,540	10,726
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	15,255	13,560
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	290	258
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,820	1,836
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	12,125	12,295
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	6,150	6,175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	6,000	6,082
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	9,000	9,315
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,340	1,362
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	415	423
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,175	1,225
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,235	1,288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,245	1,324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	455	484
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,070	1,138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	16,825	17,713
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	380	411
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	310	336
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	2,180	2,360
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,000	1,066
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,675	2,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,755	1,923
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,570	3,913
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,430	1,512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	945	1,044
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	4,915	5,428
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	430
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,670	8,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	440	488
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	4,560	5,063
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	5,560	5,746
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	240	250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	4,335	4,827
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	150	152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,890	2,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,500	5,003
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,505	1,540
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5,000	5,058
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,110	1,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	365	371
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,550	3,812
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	5,000	5,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,880	7,360
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	3,285	3,309
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	6,175	6,509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,765	3,866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	435	450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	924
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	585	585
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,030	2,069
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	5,595	5,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	9,395	9,560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,010	1,031
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,405	3,501
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	17,080	16,938
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,010	994
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,080	7,021
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,945	2,964
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	765	776
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	5,245	5,316
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	550	561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,300	7,229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,480	7,574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,815	6,895
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,575	2,615
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,265	3,318
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,000	2,034
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	125	125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,490	1,491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,860	1,868
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	315	317
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,620
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,029
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,000	5,014
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	675	677
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	4,300	4,325
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,220	4,204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	6,620	6,649
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	5,610	5,581
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	635	617
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,545	2,549
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	150	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	515	515
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	7,105	7,146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,000	5,955
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	7,700	7,685
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	8,340	8,324
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	6,700	6,646
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	8,285	8,218
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	7,000	6,943
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	470	468
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	6,455	6,425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	3,000	3,044
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	6,000	6,101
[1]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,250	2,238
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.550%	8/1/2025	14,375	14,375

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	75	77
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	595	613
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	115	128
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,015	1,119
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	355	364
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,085	5,186
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	840	881
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	385	401
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	125	131
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,075	1,105
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	215	224
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	3,525	3,595
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,665	2,718
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	365	376
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,985	2,953
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,795	1,817
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,815	3,817
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	150	153
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	255	259
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	215	218
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,635	1,623
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,140	2,105
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	5,605	5,467
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	105	105
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	4,895	4,241
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	11,135	11,123
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	6,095	5,943
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	1,875	1,828
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	4,385	3,746
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	4,185	4,165
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	8,415	8,367
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	4,700	4,779
Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.500%	8/1/2025	33,510	33,510
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2025	490	493
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	845	872
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	1,410	1,452
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	2,660	2,731
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	70	72
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	11,160	11,134
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	2,995	2,949
Los Rios Community College District GO	3.000%	8/1/2025	1,500	1,500
Manteca Unified School District GO	5.250%	8/1/2050	3,850	4,022
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/2026	890	887
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/2027	575	572
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2027	185	195
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2027	95	100
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2027	130	138
Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/2028	20,370	20,642
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2028	280	304
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2029	105	116
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2029	20	22
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2030	515	561
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2031	575	623
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2034	185	197
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2035	890	944
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2037	4,190	4,749
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2038	2,940	3,292
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2038	4,005	4,261
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2038	1,000	1,043
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2039	7,725	8,170
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2040	5,185	5,446
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2048	825	852
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2049	2,175	2,244
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2049	4,605	4,680
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2053	110	113
Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/2029	6,515	6,977
Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/2031	7,630	8,441
Modesto High School District GO	5.250%	8/1/2050	1,005	1,047
Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,900	1,982
Montebello Unified School District GO	4.000%	8/1/2046	1,500	1,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Moreno Valley CA Unified School District GO	0.000%	8/1/2025	4,025	4,025
[1]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	3,000	3,027
	Mount San Antonio Community College District GO	5.875%	8/1/2028	5,000	5,419
	Mount San Antonio Community College District GO	5.000%	8/1/2044	170	175
	Mount San Antonio Community College District GO	0.000%	8/1/2045	6,670	2,435
	Mount San Antonio Community College District GO	0.000%	8/1/2046	6,200	2,128
	Mount San Antonio Community College District GO	4.000%	8/1/2046	1,500	1,347
	Mount San Antonio Community College District GO	4.000%	8/1/2049	9,615	8,442
	Mount San Antonio Community College District GO	4.000%	8/1/2049	5,780	5,075
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/2043	250	238
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	16,710	15,263
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	315	321
[2]	Napa Valley Unified School District GO	4.000%	8/1/2044	5,365	4,885
[2]	New Haven Unified School District GO	0.000%	8/1/2033	325	249
[2]	New Haven Unified School District GO	0.000%	8/1/2034	495	361
	Newport Mesa Unified School District GO	0.000%	8/1/2034	300	221
	Newport Mesa Unified School District GO	0.000%	8/1/2036	400	265
	Newport Mesa Unified School District GO	0.000%	8/1/2045	1,000	360
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	485	488
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2047	510	510
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	225	260
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2033	505	569
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	5,000	5,624
[2]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	1,170	647
	Oakland CA GO	3.000%	1/15/2050	4,225	2,871
	Oakland CA GO	5.500%	7/15/2053	3,445	3,584
	Ohlone Community College District GO	4.000%	8/1/2041	1,000	919
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	6,265	6,322
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,000	1,855
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	2,500	2,567
[2]	Orange County CA Ocean View School District GO	2.375%	8/1/2050	2,660	1,544
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	50	53
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	765	793
	Orange County Water District Water Revenue	4.000%	8/15/2041	165	154
	Oxnard Union High School District GO	4.000%	8/1/2047	4,790	4,290
	Palo Alto Unified School District GO	3.250%	8/1/2042	11,520	9,742
	Palomar Community College District GO	4.000%	8/1/2045	3,780	3,413
	Palomar Community College District GO, Prere.	4.000%	8/1/2025	120	120
	Pasadena Area Community College District GO	5.000%	8/1/2048	2,970	3,028
	Pasadena Area Community College District GO	4.000%	8/1/2052	2,780	2,410
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	1,525	1,549
	Peralta Community College District GO	5.000%	8/1/2025	2,950	2,950
	Peralta Community College District GO	4.000%	8/1/2039	40	40
	Peralta Community College District GO	5.000%	8/1/2050	2,500	2,562
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,553
	Peralta Community College District GO, Prere.	4.000%	8/1/2025	5,350	5,350
	Perris Union CA High School District GO	3.000%	9/1/2045	40	29
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	3,015	1,054
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2049	500	149
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/2046	7,430	6,674
	Pleasanton Unified School District GO	4.250%	8/1/2050	4,700	4,298
	Pleasanton Unified School District GO	4.000%	8/1/2052	3,000	2,568
	Pleasanton Unified School District GO	4.500%	8/1/2052	4,725	4,458
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2026	1,065	1,093
	Poway Unified School District GO	0.000%	8/1/2032	140	112
	Poway Unified School District GO	0.000%	8/1/2033	2,145	1,636
	Poway Unified School District GO	0.000%	8/1/2035	3,690	2,545
	Poway Unified School District GO	0.000%	8/1/2036	1,000	653
	Poway Unified School District GO	0.000%	8/1/2037	3,025	1,864
	Poway Unified School District GO	0.000%	8/1/2038	2,000	1,157
	Poway Unified School District GO	0.000%	8/1/2040	12,450	6,394
	Poway Unified School District GO	0.000%	8/1/2046	7,325	2,523
	Redlands Unified School District GO	5.000%	7/1/2050	3,340	3,399
	Redlands Unified School District GO	5.000%	7/1/2054	2,730	2,765
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	3,550	4,283
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	6,000	2,441
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	5,000	1,909
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	5,000	1,794
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	2,200	2,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Hondo CACommunity College District GO	5.000%	8/1/2050	4,925	5,028
[2]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	195	177
[2]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	9,030	9,094
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	1,040	1,089
	Riverside CA Sewer Revenue	5.000%	8/1/2040	335	335
	Riverside Community College District GO	4.000%	8/1/2050	8,695	7,580
	Riverside Community College District GO	4.000%	8/1/2054	4,855	4,162
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/2025	330	331
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/2025	2,815	2,835
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	630	605
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	3,695	3,494
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	855	794
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	2,500	1,130
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	2,595	1,029
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	3,520	2,985
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,625	4,541
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	1,020	1,074
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	2,695	2,828
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	1,905	1,993
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	175	182
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	1,020	1,052
	Riverside Unified School District GO	4.000%	8/1/2042	5,105	4,662
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,435	1,165
[2]	Sacramento CA City Unified School District GO	0.000%	7/1/2030	4,515	3,902
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	570	491
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	2,070	2,151
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	11,305	11,699
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	7,555	7,356
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	385	385
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	2,430	2,458
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	3,435	3,563
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	5,915	5,948
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	8,615	8,860
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	660	707
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	5,030	5,252
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	2,560	2,658
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	370	375
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	6,200	6,295
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5,715	5,762
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	7,525	7,603
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	360	399
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	10,385	11,611
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	6,535	7,374
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	64
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	275	321
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2035	85	97
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	220	247
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	140	156
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2038	105	116
[2]	San Bernardino City Unified School District GO	3.000%	8/1/2044	6,780	5,084
	San Bernardino Community College District GO	4.125%	8/1/2049	1,015	915
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	280	290
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2025	5,320	5,343
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	155	160
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	1,605	1,697
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/2025	15,450	15,565
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,335	1,364
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,049
[2]	San Diego CA Unified School District GO	5.500%	7/1/2026	15	15
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,000	2,103
[2]	San Diego CA Unified School District GO	5.500%	7/1/2027	215	228
	San Diego CA Unified School District GO	5.000%	7/1/2028	1,075	1,160
	San Diego CA Unified School District GO	4.000%	7/1/2029	1,515	1,535
	San Diego CA Unified School District GO	5.000%	7/1/2029	20	22
	San Diego CA Unified School District GO	5.000%	7/1/2029	3,000	3,308
	San Diego CA Unified School District GO	0.000%	7/1/2030	105	90
	San Diego CA Unified School District GO	0.000%	7/1/2030	100	87
	San Diego CA Unified School District GO	5.000%	7/1/2030	50	56
	San Diego CA Unified School District GO	0.000%	7/1/2031	430	356
	San Diego CA Unified School District GO	0.000%	7/1/2031	1,270	1,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,000	697
	San Diego CA Unified School District GO	0.000%	7/1/2036	340	225
	San Diego CA Unified School District GO	0.000%	7/1/2036	895	586
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,570	985
	San Diego CA Unified School District GO	0.000%	7/1/2038	170	101
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,595	892
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,000	526
	San Diego CA Unified School District GO	0.000%	7/1/2041	4,850	2,396
	San Diego CA Unified School District GO	5.000%	7/1/2041	3,300	3,669
	San Diego CA Unified School District GO	3.125%	7/1/2042	3,085	2,505
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,185	516
	San Diego CA Unified School District GO	5.000%	7/1/2043	60	63
	San Diego CA Unified School District GO	0.000%	7/1/2044	5,750	2,358
	San Diego CA Unified School District GO	0.000%	7/1/2045	1,775	686
	San Diego CA Unified School District GO	0.000%	7/1/2045	900	348
	San Diego CA Unified School District GO	2.000%	7/1/2045	8,000	4,851
	San Diego CA Unified School District GO	2.250%	7/1/2045	100	64
	San Diego CA Unified School District GO	4.000%	7/1/2045	535	484
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2046	5,295	4,712
	San Diego CA Unified School District GO	4.000%	7/1/2046	10,040	8,963
	San Diego CA Unified School District GO	0.000%	7/1/2047	5,980	2,057
	San Diego CA Unified School District GO	4.000%	7/1/2047	17,770	15,566
	San Diego CA Unified School District GO	3.250%	7/1/2048	11,100	8,399
	San Diego CA Unified School District GO	5.000%	7/1/2048	6,245	6,364
	San Diego CA Unified School District GO	4.000%	7/1/2049	700	607
	San Diego CA Unified School District GO	5.000%	7/1/2049	1,555	1,599
	San Diego CA Unified School District GO	3.000%	7/1/2050	6,395	4,459
	San Diego CA Unified School District GO	4.000%	7/1/2050	1,000	864
	San Diego CA Unified School District GO	4.250%	7/1/2052	3,485	3,163
	San Diego CA Unified School District GO	4.000%	7/1/2053	17,075	14,795
	San Diego CA Unified School District GO	4.000%	7/1/2053	18,140	15,718
	San Diego CA Unified School District GO	5.000%	7/1/2053	3,200	3,250
	San Diego CA Unified School District GO	4.000%	7/1/2054	5,290	4,509
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/2042	250	190
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/2047	12,695	9,408
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2041	15,100	14,634
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2048	1,230	1,103
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	385	332
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	515	445
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2031	1,040	864
	San Diego Community College District GO	4.000%	8/1/2050	6,000	5,245
	San Diego Community College District GO	5.000%	8/1/2055	13,500	13,859
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	230	234
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	245	249
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	1,340	1,376
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	200	205
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	2,150	2,208
	San Diego County CA COP	5.000%	10/1/2048	3,745	3,808
	San Diego County CA COP	5.000%	10/1/2053	4,415	4,474
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	730	769
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	110	114
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,945	1,959
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,300	4,357
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	200	204
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,750	1,754
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	6,770	6,816
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	5,710	4,869
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	195	224
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	140	162
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	350	394
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	75	84
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	250	277
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	705	708
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	2,225	2,378
	San Diego County Water Authority Water Revenue	5.000%	5/1/2032	130	147
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	140	147
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	1,530	1,590
	San Diego County Water Authority Water Revenue	4.000%	5/1/2035	290	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Water Authority Water Revenue	4.000%	5/1/2036	815	828
	San Diego County Water Authority Water Revenue	4.000%	5/1/2037	420	422
	San Diego County Water Authority Water Revenue	4.000%	5/1/2038	6,630	6,561
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	5,610	5,733
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	2,330	2,356
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	4,660	3,358
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,100	2,123
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	11,450	9,947
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	4,500	4,024
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	7,060	7,152
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	70	61
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	4,020	4,128
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,620	3,654
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	505	515
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2025	195	195
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	360	370
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	600	613
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	380	388
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	5,230	5,230
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	504
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	7,235	7,206
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	90	92
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	4,500	4,493
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	3,205	2,764
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	25	27
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2042	5,300	4,270
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	3,500	3,154
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	8,585	7,669
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	8,600	7,624
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	5,000	4,962
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	1,000	1,047
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	1,170	833
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,625	3,935
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	6,315	4,456
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	10,640	9,638
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,940	4,501
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2028	500	502
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2042	2,170	1,976
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	6,090	5,426
	San Francisco CA City & County GO	5.000%	6/15/2026	1,000	1,024
	San Francisco CA City & County GO	5.000%	6/15/2029	1,000	1,103
	San Francisco CA City & County GO	5.000%	6/15/2031	1,285	1,462
	San Francisco CA City & County GO	4.000%	6/15/2032	35	35
	San Francisco CA City & County GO	5.000%	6/15/2032	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	3,135	3,239
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	1,615	1,667
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	3,000	3,336
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	3,000	3,383
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	3,000	3,463
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	3,000	3,480
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	3,505	3,503
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	3,080	3,440
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	3,095	3,426
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	2,920	2,826
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,760	1,998
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	1,000	970
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,300	1,471
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	1,415	1,334
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	5,350	4,544
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	2,950	2,506
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	6,295	6,363
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	1,055	1,056
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	7,500	7,811
	San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/2055	12,500	12,746
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	4,030	4,092
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	1,030	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	120	122
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	145	156
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	200	223
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	260	278
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	6,390	6,805
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	1,725	1,829
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	1,645	1,734
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	3,040	3,168
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	3,000	3,165
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	140	145
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,020	1,020
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	12,835	12,864
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	3,380	3,393
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,490	7,535
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	7,550	7,661
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	9,705	9,777
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,260	1,267
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	4,020	4,071
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2027	235	249
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	620	673
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	330	372
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	900	1,023
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	240	275
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	85	97
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	80	90
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	175	195
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	12,120	11,239
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	90	91
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	205	211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	220	224
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2047	3,000	2,626
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	1,975	1,711
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	3,230	3,306
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	95	81
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	165	140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,170	2,211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	8,175	8,543
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2025	20,000	19,913
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco Community College District GO	4.000%	6/15/2045	1,075	966
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	260	230
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	10,700	9,199
	San Francisco Unified School District GO	5.000%	6/15/2027	11,595	12,128
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	3,000	3,034
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	225
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	1,165	1,274
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	3,465	3,537
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	4,395	4,395
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	4,335	4,335
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	3,998	3,396
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,135	2,114
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	120	116
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	370	350
	San Jose CA GO	5.000%	9/1/2045	10,000	10,181
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,745	1,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2025	1,020	1,020
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	50	52
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,870	5,023
	San Jose Unified School District GO	5.000%	8/1/2032	25	25
	San Juan Unified School District GO	4.000%	8/1/2046	10,720	9,509
	San Juan Unified School District GO	4.000%	8/1/2049	4,000	3,447
	San Marcos Unified School District GO	0.000%	8/1/2051	1,000	275
	San Marcos Unified School District GO	5.250%	8/1/2055	3,620	3,750
	San Mateo County Community College District GO	5.000%	9/1/2045	8,090	8,202
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/2025	30	30
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	9,000	9,113
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	12,350	9,042
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	950	543
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,610	7,753
	San Mateo Union High School District GO	4.000%	9/1/2034	800	801
	San Mateo Union High School District GO	2.125%	9/1/2048	700	400
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/2041	1,120	1,134
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/2046	150	111
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	1,000	1,001
[2]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2052	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/2036	200	122
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	1,450	714
	Santa Clara County CA GO	4.000%	8/1/2037	10,000	9,946
	Santa Clara County CA GO	3.500%	8/1/2038	85	76
	Santa Clara County CA GO	3.250%	8/1/2039	1,215	1,054
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	80	70
	Santa Clara Unified School District GO	3.500%	7/1/2042	305	263
	Santa Clara Unified School District GO	3.250%	7/1/2044	11,170	8,973
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	330	354
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	150	165
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	105	119
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	60	69
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	240	277
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	130	149
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	560	634
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	165	185
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/2026	450	456
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2046	1,100	1,101
	Santa Monica Community College District GO	5.000%	8/1/2043	1,570	1,599
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2049	25	18
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	5,000	5,124
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	4,800	4,898
	Santa Rosa High School District GO	5.250%	8/1/2050	2,500	2,597
	Santa Rosa High School District GO	5.000%	8/1/2053	8,285	8,367
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	400	266
[2]	Selma Unified School District GO	3.000%	8/1/2049	2,100	1,476
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/2026	135	133
	South San Francisco Unified School District GO	4.000%	9/1/2048	30	27
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	670	671
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	200	218
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	30	32
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,695	7,824
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	1,035	1,100
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	250	271
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	1,295	1,419
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,070	5,080
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	4,870	4,894
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	4,565	4,675
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2050	4,070	4,180
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	1,000	998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	5,190	5,182
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	3,250	3,434
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/2041	5,025	5,025
	Southwestern Community College District GO	3.000%	8/1/2041	1,355	1,082
	Southwestern Community College District GO	0.000%	8/1/2046	320	112
[1]	Southwestern Community College District GO	2.500%	8/1/2046	1,000	651
	Southwestern Community College District GO	4.000%	8/1/2046	12,325	11,123
	Southwestern Community College District GO	4.000%	8/1/2047	6,715	6,004
	State Center Community College District GO	5.000%	8/1/2047	3,785	3,861
[1]	Stockton Unified School District GO	5.000%	8/1/2049	6,430	6,525
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	1,740	1,582
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	5,060	4,420
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	1,000	606
[2]	Sweetwater Union High School District GO	3.375%	8/1/2040	25	22
	Sweetwater Union High School District GO	4.000%	8/1/2042	17,125	15,796
[2]	Sweetwater Union High School District GO	0.000%	8/1/2046	2,250	740
	Sweetwater Union High School District GO	5.000%	8/1/2052	6,050	6,179
	Torrance Unified School District GO	0.000%	8/1/2034	3,880	2,486
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,065	1,079
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2041	375	163
[2]	Twin Rivers Unified School District GO	0.000%	8/1/2044	840	315
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	5,000	5,578
	University of California College & University Revenue	5.000%	5/15/2026	15	15
	University of California College & University Revenue	5.000%	5/15/2026	11,800	12,049
	University of California College & University Revenue	5.000%	5/15/2026	4,545	4,641
	University of California College & University Revenue	5.000%	5/15/2027	7,240	7,590
	University of California College & University Revenue	5.000%	5/15/2027	60	63
	University of California College & University Revenue	5.000%	5/15/2027	50	52
	University of California College & University Revenue	5.000%	5/15/2027	15,000	15,726
	University of California College & University Revenue	5.000%	5/15/2028	25	27
	University of California College & University Revenue	5.000%	5/15/2028	11,800	12,663
	University of California College & University Revenue	5.000%	5/15/2028	8,150	8,746
	University of California College & University Revenue	5.000%	5/15/2029	2,885	3,166
	University of California College & University Revenue	5.000%	5/15/2029	1,950	2,036
	University of California College & University Revenue	5.000%	5/15/2029	15,000	16,461
	University of California College & University Revenue	5.000%	5/15/2029	4,350	4,774
	University of California College & University Revenue	5.000%	5/15/2030	1,015	1,058
	University of California College & University Revenue	5.000%	5/15/2030	21,070	23,507
	University of California College & University Revenue	5.000%	5/15/2030	9,725	10,850
	University of California College & University Revenue	5.000%	5/15/2031	35	39
	University of California College & University Revenue	5.000%	5/15/2031	2,500	2,821
	University of California College & University Revenue	5.000%	5/15/2031	135	152
	University of California College & University Revenue	5.000%	5/15/2031	8,490	9,580
	University of California College & University Revenue	5.000%	5/15/2031	5,000	5,642
	University of California College & University Revenue	5.000%	5/15/2032	725	763
	University of California College & University Revenue	5.000%	5/15/2032	75	82
	University of California College & University Revenue	5.000%	5/15/2032	825	854
	University of California College & University Revenue	5.000%	5/15/2032	665	756
	University of California College & University Revenue	5.000%	5/15/2032	1,300	1,477
	University of California College & University Revenue	5.000%	5/15/2032	16,750	19,032
	University of California College & University Revenue	4.000%	5/15/2033	130	131
	University of California College & University Revenue	5.000%	5/15/2033	6,390	6,688
	University of California College & University Revenue	5.000%	5/15/2033	3,195	3,644
	University of California College & University Revenue	5.000%	5/15/2033	370	403
	University of California College & University Revenue	5.000%	5/15/2033	2,645	3,016
	University of California College & University Revenue	5.000%	5/15/2033	2,550	2,908
	University of California College & University Revenue	5.000%	5/15/2033	10,340	11,792
	University of California College & University Revenue	4.000%	5/15/2034	15	15
	University of California College & University Revenue	5.000%	5/15/2034	20	22
	University of California College & University Revenue	5.000%	5/15/2034	3,165	3,571
	University of California College & University Revenue	5.000%	5/15/2034	6,000	6,855
	University of California College & University Revenue	4.000%	5/15/2035	55	55
	University of California College & University Revenue	5.000%	5/15/2035	680	706
	University of California College & University Revenue	5.000%	5/15/2035	195	209
	University of California College & University Revenue	5.000%	5/15/2035	50	55
	University of California College & University Revenue	5.000%	5/15/2035	14,025	15,620
	University of California College & University Revenue	5.000%	5/15/2035	390	434
	University of California College & University Revenue	5.000%	5/15/2035	10,375	11,685
	University of California College & University Revenue	5.000%	5/15/2035	27,135	30,562

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2035	3,980	4,531
University of California College & University Revenue	5.000%	5/15/2036	3,875	3,958
University of California College & University Revenue	5.000%	5/15/2036	85	88
University of California College & University Revenue	5.000%	5/15/2036	360	383
University of California College & University Revenue	5.000%	5/15/2036	425	462
University of California College & University Revenue	5.000%	5/15/2036	7,450	8,283
University of California College & University Revenue	5.000%	5/15/2036	2,130	2,368
University of California College & University Revenue	5.000%	5/15/2036	5,005	5,618
University of California College & University Revenue	4.000%	5/15/2037	635	629
University of California College & University Revenue	5.000%	5/15/2037	95	97
University of California College & University Revenue	5.000%	5/15/2037	10,145	11,137
University of California College & University Revenue	5.000%	5/15/2037	9,575	10,511
University of California College & University Revenue	5.000%	5/15/2037	10,000	11,070
University of California College & University Revenue	5.000%	5/15/2038	25	26
University of California College & University Revenue	5.000%	5/15/2038	175	183
University of California College & University Revenue	5.000%	5/15/2038	8,060	8,139
University of California College & University Revenue	5.000%	5/15/2038	125	134
University of California College & University Revenue	5.000%	5/15/2038	10,155	10,993
University of California College & University Revenue	5.000%	5/15/2038	10,000	10,903
University of California College & University Revenue	5.000%	5/15/2038	555	605
University of California College & University Revenue	5.000%	5/15/2039	1,300	1,354
University of California College & University Revenue	5.000%	5/15/2039	1,000	1,057
University of California College & University Revenue	5.000%	5/15/2039	6,330	6,746
University of California College & University Revenue	5.000%	5/15/2039	6,865	7,365
University of California College & University Revenue	5.000%	5/15/2040	5,585	5,951
University of California College & University Revenue	5.000%	5/15/2040	6,445	6,907
University of California College & University Revenue	5.500%	5/15/2040	10,735	11,763
University of California College & University Revenue	5.000%	5/15/2041	2,410	2,483
University of California College & University Revenue	5.000%	5/15/2041	1,465	1,547
University of California College & University Revenue	5.000%	5/15/2042	1,180	1,208
University of California College & University Revenue	5.000%	5/15/2042	1,000	1,031
University of California College & University Revenue	5.000%	5/15/2042	5,005	5,210
University of California College & University Revenue	5.000%	5/15/2042	8,700	9,094
University of California College & University Revenue	5.250%	5/15/2042	720	728
University of California College & University Revenue	5.000%	5/15/2043	19,090	19,290
University of California College & University Revenue	5.000%	5/15/2043	5,420	5,530
University of California College & University Revenue	5.000%	5/15/2043	9,070	9,387
University of California College & University Revenue	5.000%	5/15/2043	2,140	2,223
University of California College & University Revenue	5.000%	5/15/2043	5,900	6,128
University of California College & University Revenue	5.000%	5/15/2044	2,700	2,789
University of California College & University Revenue	5.000%	5/15/2044	3,500	3,626
University of California College & University Revenue	4.000%	5/15/2045	4,795	4,299
University of California College & University Revenue	4.000%	5/15/2046	4,645	4,136
University of California College & University Revenue	5.000%	5/15/2046	17,865	17,914
University of California College & University Revenue	4.000%	5/15/2047	11,965	10,519
University of California College & University Revenue	5.000%	5/15/2047	490	491
University of California College & University Revenue	5.250%	5/15/2047	4,080	4,107
University of California College & University Revenue	4.000%	5/15/2048	1,300	1,122
University of California College & University Revenue	5.000%	5/15/2048	10,715	10,765
University of California College & University Revenue	2.500%	5/15/2050	2,950	1,766
University of California College & University Revenue	4.000%	5/15/2050	2,715	2,324
University of California College & University Revenue	4.000%	5/15/2051	5,000	4,261
University of California College & University Revenue	5.000%	5/15/2053	15,600	15,828
University of California College & University Revenue	5.000%	5/15/2054	6,410	6,490
University of California College & University Revenue	4.000%	5/15/2055	4,760	4,008
University of California College & University Revenue	5.250%	5/15/2055	8,000	8,269
University of California College & University Revenue	5.250%	5/15/2058	6,725	6,774
University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	305	316
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	615	635
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	45	50
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	395	433
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	125	128
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	355	386
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	1,095	1,088
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	85	85
University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	270	276
University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	10,730	10,613
University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	1,000	980
University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	26,310	26,472
University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	195	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	3,025	2,685
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	14,865	15,062
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	10,720	9,395
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	16,170	16,197
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	7,460	6,417
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	14,015	9,766
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	2,270	1,918
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	13,880	13,871
	University of California College & University Revenue VRDO	2.250%	8/1/2025	78,000	78,000
	Upland Unified School District GO	0.000%	8/1/2050	2,300	678
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	2,635	2,383
[2]	Val Verde Unified School District GO	4.000%	8/1/2046	1,040	921
[2]	Val Verde Unified School District GO	4.000%	8/1/2051	1,725	1,469
	Ventura County Community College District GO	3.125%	8/1/2031	590	590
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	2,860	2,980
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	1,635	1,717
	Vista Unified School District GO	4.000%	8/1/2048	8,735	7,718
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,625	1,287
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2034	1,000	703
[2]	West Contra Costa Unified School District GO	3.000%	8/1/2051	4,890	3,361
[1]	West Contra Costa Unified School District GO	4.000%	8/1/2054	970	817
[1]	West Contra Costa Unified School District GO	5.000%	8/1/2054	3,385	3,401
	West Valley-Mission Community College District GO	4.000%	8/1/2040	1,435	1,349
	Westside Union School District GO	0.000%	8/1/2040	355	173
	Westside Union School District GO	0.000%	8/1/2045	265	98
[2]	William S Hart Union High School District GO	0.000%	9/1/2028	1,385	1,273
	William S Hart Union High School District GO	0.000%	8/1/2033	1,450	1,104
[2]	William S Hart Union High School District GO	0.000%	8/1/2034	730	532
[2]	William S Hart Union High School District GO	0.000%	8/1/2035	1,455	1,007
	William S Hart Union High School District GO	3.500%	8/1/2038	385	357
	Yosemite Community College District GO, Prere.	5.000%	8/1/2025	220	220
	Yosemite Community College District GO, Prere.	5.000%	8/1/2025	1,100	1,100
					6,923,037
Colorado (1.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/2026	6,000	6,241
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2029	2,170	2,385
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2030	8,825	9,060
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2031	1,625	1,667
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	8,690	8,709
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	5,985	6,074
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	2,500	2,532
	Adams 12 Five Star Schools GO	5.000%	12/15/2033	4,005	4,102
	Adams 12 Five Star Schools GO	5.000%	12/15/2034	1,000	1,022
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	300	311
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	5,000	5,177
	Adams County CO COP	4.000%	12/1/2045	12,930	11,369
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2031	3,085	3,106
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,010	1,077
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	6,435	6,655
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	1,435	1,471
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	3,560	3,649
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	2,725	2,793
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/2038	1,375	1,321
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	20,000	20,925
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2025	1,545	1,560
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2026	10,000	10,350
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2042	50	50
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	3,000	3,057
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	3,500	3,560
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2054	8,500	8,642
[2]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/2054	4,050	4,208
	Colorado COP	5.000%	12/15/2030	3,935	4,186
	Colorado COP	5.000%	12/15/2031	3,385	3,727
	Colorado COP	5.000%	12/15/2031	660	699
	Colorado COP	5.000%	12/15/2032	4,070	4,280
	Colorado COP	5.000%	12/15/2033	610	660
	Colorado COP	4.000%	12/15/2034	1,095	1,109
	Colorado COP	5.000%	12/15/2034	2,265	2,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	4.000%	12/15/2035	7,965	7,988
	Colorado COP	3.000%	12/15/2036	2,375	2,101
	Colorado COP	3.000%	12/15/2037	220	190
	Colorado COP	4.000%	12/15/2037	335	327
	Colorado COP	5.000%	3/15/2038	200	205
	Colorado COP	4.000%	12/15/2038	1,215	1,158
	Colorado COP	4.000%	12/15/2038	6,040	5,758
	Colorado COP	6.000%	12/15/2038	2,310	2,620
	Colorado COP	4.000%	12/15/2039	4,055	3,813
	Colorado COP	6.000%	12/15/2039	11,755	13,235
	Colorado COP	6.000%	12/15/2040	9,290	10,413
	Colorado COP	6.000%	12/15/2041	5,950	6,618
	Colorado COP	4.000%	3/15/2042	9,750	8,751
	Colorado COP	4.000%	3/15/2044	3,890	3,427
	Colorado COP	4.000%	3/15/2046	11,950	10,364
	Colorado COP	5.000%	11/1/2049	7,250	7,318
	Colorado COP	5.000%	11/1/2053	2,500	2,513
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2035	785	786
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	1,060	1,065
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2047	485	465
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2051	4,250	3,963
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	5,000	4,611
	Colorado School of Mines College & University Revenue	5.250%	12/1/2048	3,130	3,186
	Colorado School of Mines College & University Revenue	4.000%	12/1/2049	2,500	2,095
	Colorado School of Mines College & University Revenue	5.000%	12/1/2054	2,365	2,332
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	610	675
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2031	540	597
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	565	621
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2032	655	720
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2033	720	786
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	8,645	7,590
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2050	10,200	8,729
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2054	3,000	3,095
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2025	1,205	1,214
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/2042	1,000	910
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/2046	2,500	1,473
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2047	2,030	2,042
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	715	721
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	2,035	2,044
	Denver City & County School District No. 1 GO	4.000%	12/1/2031	5,770	5,781
	Denver City & County School District No. 1 GO	5.000%	12/1/2032	435	478
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	3,645	4,125
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	1,895	1,925
	Denver City & County School District No. 1 GO	5.250%	12/1/2037	3,650	4,085
	Denver City & County School District No. 1 GO	5.000%	12/1/2038	255	258
	Denver City & County School District No. 1 GO	4.000%	12/1/2041	220	203
	Denver City & County School District No. 1 GO	5.000%	12/1/2042	40	41
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,035	1,053
	Denver City & County School District No. 1 GO	5.500%	12/1/2046	5,000	5,313
	Denver City & County School District No. 1 GO	5.500%	12/1/2047	5,000	5,296
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/2048	13,420	11,492
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	1,135	1,143
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2028	110	119
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2031	425	435
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	210	215
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	1,515	1,392
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	1,610	1,625
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2048	15	15
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	3,120	3,180
	Denver CO City & County GO	5.000%	8/1/2026	2,250	2,307
	Denver CO City & County GO	5.000%	8/1/2027	3,585	3,765
	Denver CO City & County GO	5.000%	8/1/2030	1,065	1,187
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	540	541
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	12,560	10,818
[1]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	4,465	3,852
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2035	3,500	2,245
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2036	3,000	1,813
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2037	3,000	1,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2038	5,500	2,927
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2039	2,500	1,241
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2026	1,900	1,966
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	1,295	1,399
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	3,440	3,574
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2025	2,370	2,365
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2026	1,250	1,282
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,400	3,914
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	855	733
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	235	159
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2035	1,000	609
[4]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	350	192
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	5,000	3,019
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	600	298
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	80	73
[4]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2034	1,525	1,082
[1]	Ebert Metropolitan District GO	5.000%	12/1/2043	1,020	1,023
[1]	Ebert Metropolitan District GO	4.000%	12/1/2048	9,955	8,433
	Jefferson County School District R-1 GO	5.000%	12/15/2034	965	1,009
	Jefferson County School District R-1 GO	5.000%	12/15/2035	3,005	3,122
	Jefferson County School District R-1 GO	5.000%	12/15/2038	3,250	3,326
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2031	1,455	1,537
	Metro Water Recovery Sewer Revenue	2.500%	4/1/2045	10,000	6,635
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2045	10,500	10,161
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	645	595
	Pueblo County CO COP	5.000%	7/1/2049	13,860	13,482
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2033	1,250	1,300
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/2034	4,810	4,995
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	75	73
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,620	2,767
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2027	2,365	2,498
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	510	561
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	1,300	1,430
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2031	500	562
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	660	688
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2046	14,555	14,610
	University of Colorado College & University Revenue	5.000%	10/1/2028	10,000	10,769
	University of Colorado College & University Revenue	4.000%	6/1/2043	5,265	4,772
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	100	98
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	585	610
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	1,010	1,053
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	12,315	12,393
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2045	5,000	4,410
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	1,985	2,000
	Weld County School District No. RE-4 GO	5.250%	12/1/2041	5,000	5,061
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2054	2,000	2,026
	Westminster Public Schools GO	5.000%	12/1/2049	3,460	3,519
					511,487
Connecticut (2.1%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/2029	1,140	1,142
	Connecticut GO	5.000%	8/1/2025	1,270	1,270
	Connecticut GO	5.000%	9/15/2025	4,015	4,027
	Connecticut GO	5.000%	10/15/2025	5,200	5,226
	Connecticut GO	5.000%	11/15/2025	1,320	1,329
	Connecticut GO	5.000%	11/15/2025	1,265	1,274
	Connecticut GO	5.000%	11/15/2025	3,770	3,797
	Connecticut GO	4.000%	1/15/2026	2,000	2,014
	Connecticut GO	5.000%	1/15/2026	2,405	2,432
	Connecticut GO	5.000%	6/15/2026	4,105	4,105
	Connecticut GO	5.000%	8/1/2026	715	733
	Connecticut GO	5.000%	9/15/2026	1,385	1,424
	Connecticut GO	5.000%	10/15/2026	1,140	1,175
	Connecticut GO	5.000%	11/15/2026	1,795	1,807
	Connecticut GO	5.000%	11/15/2026	5,805	5,995
	Connecticut GO	5.000%	12/1/2026	15,000	15,507
	Connecticut GO	4.000%	1/15/2027	1,615	1,652
	Connecticut GO	4.000%	1/15/2027	1,875	1,918
	Connecticut GO	5.000%	1/15/2027	1,000	1,037
	Connecticut GO	5.000%	4/15/2027	2,755	2,874

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	4/15/2027	3,295	3,438
Connecticut GO	5.000%	5/15/2027	710	723
Connecticut GO	5.000%	6/15/2027	1,035	1,035
Connecticut GO	5.000%	6/15/2027	4,005	4,196
Connecticut GO	5.000%	8/15/2027	655	672
Connecticut GO	5.000%	9/15/2027	1,920	2,021
Connecticut GO	5.000%	10/15/2027	205	211
Connecticut GO	5.000%	11/15/2027	2,320	2,334
Connecticut GO	5.000%	11/15/2027	360	380
Connecticut GO	4.000%	1/15/2028	200	207
Connecticut GO	4.000%	1/15/2028	11,070	11,460
Connecticut GO	5.000%	1/15/2028	1,225	1,298
Connecticut GO	5.000%	3/15/2028	2,000	2,127
Connecticut GO	5.000%	4/15/2028	2,925	3,117
Connecticut GO	5.000%	6/15/2028	265	265
Connecticut GO	5.000%	9/15/2028	9,055	9,734
Connecticut GO	5.000%	10/15/2028	770	793
Connecticut GO	5.000%	11/15/2028	1,145	1,152
Connecticut GO	5.000%	11/15/2028	1,230	1,327
Connecticut GO	5.000%	11/15/2028	2,785	3,004
Connecticut GO	5.000%	11/15/2028	16,475	17,769
Connecticut GO	5.000%	12/1/2028	8,500	9,176
Connecticut GO	4.000%	1/15/2029	160	168
Connecticut GO	4.000%	1/15/2029	1,245	1,305
Connecticut GO	5.000%	1/15/2029	5,635	6,094
Connecticut GO	5.000%	1/15/2029	5,130	5,548
Connecticut GO	5.000%	3/15/2029	1,000	1,085
Connecticut GO	5.000%	4/15/2029	850	884
Connecticut GO	5.000%	4/15/2029	1,245	1,353
Connecticut GO	5.000%	6/15/2029	2,860	2,860
Connecticut GO	5.000%	10/15/2029	1,720	1,768
Connecticut GO	3.250%	11/15/2029	2,010	2,013
Connecticut GO	5.000%	11/15/2029	180	198
Connecticut GO	5.000%	11/15/2029	5,000	5,487
Connecticut GO	4.000%	1/15/2030	695	735
Connecticut GO	5.000%	1/15/2030	515	566
Connecticut GO	5.000%	1/15/2030	1,840	2,022
Connecticut GO	5.000%	9/1/2030	5,500	6,095
Connecticut GO	5.000%	9/15/2030	1,290	1,430
Connecticut GO	5.000%	11/15/2030	370	411
Connecticut GO	5.000%	11/15/2030	550	611
Connecticut GO	5.000%	11/15/2030	5,000	5,553
Connecticut GO	4.000%	1/15/2031	360	382
Connecticut GO	4.000%	1/15/2031	1,770	1,876
Connecticut GO	5.000%	1/15/2031	1,395	1,523
Connecticut GO	5.000%	1/15/2031	3,275	3,643
Connecticut GO	3.500%	4/15/2031	50	50
Connecticut GO	5.000%	4/15/2031	1,530	1,646
Connecticut GO	5.000%	6/15/2031	145	145
Connecticut GO	5.000%	8/1/2031	5,175	5,785
Connecticut GO	5.000%	9/15/2031	1,270	1,421
Connecticut GO	5.000%	10/15/2031	185	189
Connecticut GO	5.000%	11/15/2031	20	20
Connecticut GO	5.000%	11/15/2031	45	50
Connecticut GO	5.000%	11/15/2031	165	185
Connecticut GO	5.000%	11/15/2031	5,005	5,608
Connecticut GO	3.000%	1/15/2032	8,675	8,560
Connecticut GO	4.000%	1/15/2032	45	48
Connecticut GO	5.000%	1/15/2032	1,000	1,084
Connecticut GO	5.000%	1/15/2032	4,325	4,848
Connecticut GO	5.000%	3/15/2032	980	992
Connecticut GO	5.000%	4/15/2032	530	547
Connecticut GO	5.000%	4/15/2032	300	321
Connecticut GO	5.000%	6/15/2032	2,235	2,235
Connecticut GO	5.000%	8/1/2032	2,580	2,903
Connecticut GO	3.000%	10/15/2032	470	457
Connecticut GO	5.000%	11/15/2032	170	171
Connecticut GO	5.000%	11/15/2032	310	349
Connecticut GO	5.000%	11/15/2032	1,315	1,482
Connecticut GO	5.000%	11/15/2032	4,000	4,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	1/15/2033	45	47
	Connecticut GO	4.000%	1/15/2033	1,095	1,132
	Connecticut GO	5.000%	3/15/2033	7,930	8,949
	Connecticut GO	5.000%	4/15/2033	6,700	6,904
	Connecticut GO	5.000%	4/15/2033	3,265	3,475
	Connecticut GO	4.000%	6/15/2033	25	25
	Connecticut GO	5.000%	10/15/2033	2,800	2,859
	Connecticut GO	5.000%	11/15/2033	95	106
	Connecticut GO	3.000%	1/15/2034	2,275	2,131
	Connecticut GO	4.000%	1/15/2034	2,460	2,522
	Connecticut GO	4.000%	1/15/2034	2,385	2,470
	Connecticut GO	5.000%	1/15/2034	1,705	1,930
	Connecticut GO	5.000%	4/15/2034	5,350	5,496
	Connecticut GO	5.000%	4/15/2034	1,205	1,275
	Connecticut GO	4.000%	6/15/2034	2,000	2,000
	Connecticut GO	5.000%	10/15/2034	150	153
	Connecticut GO	5.000%	11/15/2034	1,000	1,003
	Connecticut GO	5.000%	11/15/2034	165	182
	Connecticut GO	3.000%	1/15/2035	755	691
	Connecticut GO	4.000%	1/15/2035	125	127
	Connecticut GO	4.000%	3/15/2035	120	119
	Connecticut GO	5.000%	4/15/2035	150	158
	Connecticut GO	5.000%	11/15/2035	5,000	5,010
	Connecticut GO	4.000%	1/15/2036	210	213
	Connecticut GO	5.000%	1/15/2036	3,000	3,322
	Connecticut GO	4.000%	3/15/2036	25	25
	Connecticut GO	5.000%	4/15/2036	2,145	2,245
	Connecticut GO	4.000%	6/1/2036	1,250	1,262
	Connecticut GO	3.375%	10/15/2036	1,205	1,125
	Connecticut GO	5.000%	11/15/2036	5,485	5,946
	Connecticut GO	5.000%	11/15/2036	2,375	2,632
	Connecticut GO	5.000%	3/15/2037	2,500	2,764
	Connecticut GO	4.000%	4/15/2037	105	103
	Connecticut GO	5.000%	11/15/2037	220	236
	Connecticut GO	5.000%	11/15/2037	11,005	12,049
	Connecticut GO	3.000%	1/15/2038	3,375	2,860
	Connecticut GO	4.000%	1/15/2038	330	327
	Connecticut GO	5.000%	11/15/2038	4,005	4,336
	Connecticut GO	3.000%	1/15/2039	2,635	2,199
	Connecticut GO	5.000%	1/15/2039	1,500	1,608
	Connecticut GO	5.000%	11/15/2039	4,000	4,292
	Connecticut GO	5.000%	11/15/2039	1,020	1,078
	Connecticut GO	5.000%	1/15/2040	1,500	1,541
	Connecticut GO	5.000%	1/15/2040	3,915	4,142
	Connecticut GO	5.000%	3/15/2040	1,350	1,441
	Connecticut GO	5.000%	11/15/2040	4,045	4,253
	Connecticut GO	5.000%	11/15/2040	2,750	2,930
	Connecticut GO	2.000%	1/15/2041	1,835	1,163
[1]	Connecticut GO	2.000%	1/15/2041	250	160
	Connecticut GO	3.000%	1/15/2041	6,360	4,963
	Connecticut GO	5.000%	11/15/2041	2,000	2,083
	Connecticut GO	3.000%	1/15/2042	200	152
	Connecticut GO	3.000%	11/15/2042	10,020	7,780
	Connecticut GO	5.000%	11/15/2042	10	10
	Connecticut GO	3.000%	11/15/2043	8,015	6,105
	Connecticut GO	5.000%	3/15/2044	1,000	1,036
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2025	490	490
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2026	155	157
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	1,265	1,290
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2026	6,485	6,611
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	790	809
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	295	302
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	3,750	3,840
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2026	180	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2026	1,730	1,779
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2027	1,125	1,166
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	265	277
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	2,980	3,110
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	1,770	1,855
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	520	545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	9,685	10,150
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	5,000	5,240
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	24,500	25,676
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2027	3,195	3,200
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2027	1,915	1,966
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	5,070	5,341
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	6,570	7,008
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	1,625	1,733
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	1,385	1,483
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	855	915
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	245	262
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	8,000	8,564
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	21,500	23,015
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	2,115	2,171
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	6,915	7,520
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	230	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	30	33
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	12,000	13,091
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	17,000	18,545
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2029	145	145
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2029	505	518
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	3,950	4,236
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2030	11,150	11,760
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	285	315
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	6,070	6,714
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2030	5,120	5,126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2030	8,075	8,266
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2030	185	198
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	1,420	1,556
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	185	207
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	1,450	1,620
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	1,900	2,122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2031	425	425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2031	245	250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2032	5,775	6,048
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	1,855	2,018
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	565	624
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	130	146
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	295	332
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	20	22
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	85	96
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2032	1,805	1,807
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2032	120	122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	1,995	2,082
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	2,805	3,076
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2033	205	205
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2033	85	87
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2033	660	695
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	4,445	4,770
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	3,120	3,397
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	245	273
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	3,405	3,857
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2034	30	31
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	380	398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2034	1,615	1,763
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	1,200	1,323
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,350	2,619
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	2,685	3,027
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2035	3,595	3,595
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	3,745	3,701
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2035	575	600
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	4,040	4,375
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	2,385	2,460
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,185	2,206
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,190	2,215
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	175	191
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	80	79
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,125	4,142
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	1,270	1,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	11,300	12,435
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2037	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2037	2,345	2,347
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2038	380	389
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	1,330	1,366
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	10,415	10,162
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	3,500	3,771
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	1,750	1,695
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	180	148
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	430	409
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	645	664
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	3,980	4,259
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2040	5,010	5,397
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,265	5,560
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2041	2,395	2,478
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2042	2,220	2,342
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	1,440	1,498
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	895	941
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	11,500	11,912
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	2,000	2,066
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	8,575	9,368
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,405	2,731
[1]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/2033	1,300	1,062
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	6,000	6,841
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	780	719
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	60	55
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,550	1,509
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	4,700	4,683
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	8,190	8,083
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	3,000	2,993
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	13,015	13,023
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/2028	6,180	6,543
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2030	8,500	9,408
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2032	8,500	9,540
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	9,750	10,990
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2045	1,140	983
[2]	New Haven CT GO	5.000%	8/1/2031	8,520	9,439
[2]	New Haven CT GO	5.000%	8/1/2032	8,745	9,736
[2]	New Haven CT GO	5.000%	8/1/2033	3,420	3,811
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/2041	200	159
	University of Connecticut College & University Revenue	5.000%	5/1/2032	1,105	1,238
	University of Connecticut College & University Revenue	5.000%	5/1/2033	2,680	2,997
	University of Connecticut College & University Revenue	5.000%	5/1/2034	4,680	5,167
					826,388
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2026	5	5
	Delaware GO	5.000%	1/1/2027	1,100	1,140
	Delaware GO	5.000%	1/1/2028	540	573
	Delaware GO	5.000%	3/1/2029	505	550
	Delaware GO	5.000%	3/1/2031	300	337
	Delaware GO	5.000%	3/1/2032	9,255	10,478
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	3,240	2,992
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	245	273
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/2055	21,105	21,105
	Sussex County DE GO	1.750%	3/15/2036	2,280	1,719
	University of Delaware College & University Revenue	5.000%	11/1/2040	500	543
	University of Delaware College & University Revenue	5.000%	11/1/2041	755	812
	University of Delaware College & University Revenue	5.000%	11/1/2042	750	797
	University of Delaware College & University Revenue	5.000%	11/1/2043	485	511
					41,835
District of Columbia (1.9%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	13,175	14,059
	District of Columbia Appropriations Revenue	5.000%	12/1/2034	8,090	8,588
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,575	1,619
	District of Columbia College & University Revenue	5.000%	4/1/2032	640	654
	District of Columbia College & University Revenue	5.000%	4/1/2033	315	321
	District of Columbia College & University Revenue	5.000%	4/1/2034	1,780	1,811
	District of Columbia College & University Revenue	5.000%	4/3/2035	9,700	10,454
	District of Columbia GO	5.000%	12/1/2025	2,855	2,879

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia GO	5.000%	6/1/2026	3,825	3,906
District of Columbia GO	5.000%	10/15/2026	1,840	1,896
District of Columbia GO	5.000%	6/1/2027	2,580	2,697
District of Columbia GO	5.000%	10/15/2027	910	960
District of Columbia GO	5.000%	12/1/2027	8,500	8,988
District of Columbia GO	5.000%	6/1/2028	1,500	1,604
District of Columbia GO	5.000%	10/15/2028	1,305	1,406
District of Columbia GO	5.000%	6/1/2029	4,095	4,466
District of Columbia GO	5.000%	10/15/2029	855	927
District of Columbia GO	5.000%	6/1/2030	255	282
District of Columbia GO	5.000%	10/15/2030	2,650	2,855
District of Columbia GO	5.000%	12/1/2030	3,960	4,412
District of Columbia GO	5.000%	6/1/2031	2,020	2,094
District of Columbia GO	5.000%	8/1/2031	13,720	15,359
District of Columbia GO	5.000%	10/15/2031	895	959
District of Columbia GO	5.000%	6/1/2032	3,435	3,552
District of Columbia GO	5.000%	6/1/2033	10,045	10,355
District of Columbia GO	5.000%	10/15/2033	680	721
District of Columbia GO	5.000%	6/1/2034	13,220	13,587
District of Columbia GO	5.000%	10/15/2034	1,310	1,380
District of Columbia GO	5.000%	12/1/2034	3,815	4,316
District of Columbia GO	5.000%	2/1/2035	1,575	1,697
District of Columbia GO	5.000%	6/1/2035	70	72
District of Columbia GO	5.000%	6/1/2035	2,515	2,576
District of Columbia GO	5.000%	10/15/2035	500	523
District of Columbia GO	4.000%	6/1/2036	670	657
District of Columbia GO	5.000%	6/1/2036	800	816
District of Columbia GO	5.000%	6/1/2036	2,675	2,730
District of Columbia GO	5.000%	8/1/2036	7,715	8,514
District of Columbia GO	5.000%	10/15/2036	670	697
District of Columbia GO	4.000%	6/1/2037	960	922
District of Columbia GO	5.000%	6/1/2037	2,390	2,432
District of Columbia GO	5.000%	8/1/2037	9,280	10,139
District of Columbia GO	5.000%	10/15/2037	45	47
District of Columbia GO	5.000%	1/1/2038	3,855	4,117
District of Columbia GO	5.000%	6/1/2038	160	162
District of Columbia GO	5.000%	8/1/2038	5,245	5,670
District of Columbia GO	5.000%	1/1/2039	125	132
District of Columbia GO	5.000%	8/1/2039	3,300	3,536
District of Columbia GO	4.000%	10/15/2039	9,750	9,154
District of Columbia GO	5.000%	1/1/2041	190	197
District of Columbia GO	4.000%	6/1/2041	180	165
District of Columbia GO	5.000%	6/1/2041	2,370	2,386
District of Columbia GO	5.000%	1/1/2043	4,635	4,751
District of Columbia GO	5.000%	8/1/2043	3,220	3,325
District of Columbia GO	5.000%	10/15/2044	13,655	13,760
District of Columbia GO	5.000%	8/1/2045	2,985	3,053
District of Columbia GO	5.000%	2/1/2046	3,480	3,489
District of Columbia GO	5.250%	1/1/2048	8,485	8,672
District of Columbia GO	5.000%	8/1/2049	1,240	1,256
District of Columbia Income Tax Revenue	5.000%	10/1/2025	460	462
District of Columbia Income Tax Revenue	5.000%	12/1/2025	12,350	12,452
District of Columbia Income Tax Revenue	5.000%	10/1/2026	5,060	5,210
District of Columbia Income Tax Revenue	5.000%	10/1/2026	435	448
District of Columbia Income Tax Revenue	5.000%	10/1/2027	4,980	5,246
District of Columbia Income Tax Revenue	5.000%	10/1/2027	1,810	1,907
District of Columbia Income Tax Revenue	5.000%	12/1/2027	5,020	5,308
District of Columbia Income Tax Revenue	5.000%	10/1/2028	1,980	2,132
District of Columbia Income Tax Revenue	5.000%	12/1/2028	740	799
District of Columbia Income Tax Revenue	5.000%	10/1/2029	2,280	2,501
District of Columbia Income Tax Revenue	5.000%	12/1/2029	1,065	1,171
District of Columbia Income Tax Revenue	5.000%	3/1/2030	4,265	4,641
District of Columbia Income Tax Revenue	5.000%	10/1/2030	2,645	2,942
District of Columbia Income Tax Revenue	5.000%	12/1/2030	325	362
District of Columbia Income Tax Revenue	5.000%	10/1/2031	610	684
District of Columbia Income Tax Revenue	5.000%	10/1/2031	1,360	1,525
District of Columbia Income Tax Revenue	5.000%	12/1/2031	1,465	1,645
District of Columbia Income Tax Revenue	5.000%	3/1/2032	1,595	1,715
District of Columbia Income Tax Revenue	5.000%	7/1/2032	970	1,093
District of Columbia Income Tax Revenue	5.000%	12/1/2032	7,170	8,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	1,810	1,934
	District of Columbia Income Tax Revenue	5.000%	7/1/2033	830	925
	District of Columbia Income Tax Revenue	5.000%	12/1/2033	560	625
	District of Columbia Income Tax Revenue	5.000%	3/1/2034	2,775	2,944
	District of Columbia Income Tax Revenue	5.000%	7/1/2034	2,145	2,366
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	1,465	1,557
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	5,770	6,079
	District of Columbia Income Tax Revenue	5.000%	6/1/2035	3,250	3,674
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	1,590	1,737
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	11,880	12,422
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	2,265	2,388
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	640	691
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	620	669
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	1,315	1,376
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	6,015	6,626
	District of Columbia Income Tax Revenue	5.000%	7/1/2037	540	577
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	7,860	8,398
	District of Columbia Income Tax Revenue	5.000%	3/1/2038	5,455	5,673
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	1,200	1,281
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	4,645	4,923
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	2,035	1,926
	District of Columbia Income Tax Revenue	5.000%	3/1/2039	675	698
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	2,030	2,145
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	300	315
	District of Columbia Income Tax Revenue	4.000%	3/1/2040	2,440	2,265
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	3,600	3,699
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	2,230	2,334
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	3,000	3,193
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	1,925	2,007
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	1,305	1,357
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,970	2,041
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	2,300	2,374
	District of Columbia Income Tax Revenue	5.000%	5/1/2043	11,040	11,345
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,449
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,765	6,803
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	210	183
	District of Columbia Income Tax Revenue	4.000%	5/1/2045	8,505	7,400
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	7,820	7,852
	District of Columbia Income Tax Revenue	5.000%	6/1/2045	5,000	5,121
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	3,815	3,836
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	9,205	9,427
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	9,000	9,115
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	15,000	15,506
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	19,945	21,828
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,280	1,336
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2038	3,665	3,960
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	3,505	3,745
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	1,000	937
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2041	9,900	9,008
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2042	1,000	924
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2049	5,285	4,517
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	1,200	1,201
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	505	409
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2035	2,000	1,322
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,725	960
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2038	9,400	5,084
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	510	261
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,000	480
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	9,020	7,867
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2044	5,650	5,676
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	5,600	5,520
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	29,930	24,798
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	2,065	1,414
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	23,370	19,372
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	5,000	2,952
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	145	96
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,080	4,251
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	4,135	3,342
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	23,615	24,667
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2026	1,350	1,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	330	345
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	7,635	7,978
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	5,465	5,685
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	2,395	2,479
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	430	478
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	1,100	1,203
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	610	624
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2035	445	449
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	130	115
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	1,185	1,240
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	450	476
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	105	109
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	85	83
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,695	1,748
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	390	311
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2041	2,705	2,769
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	3,025	2,281
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	3,905	3,507
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	21,220	21,223
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2046	6,100	6,098
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	3,115	2,751
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	13,850	13,879
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2050	7,500	7,726
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	745	774
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	11,005	11,219
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	5,860	5,884
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	7,000	7,189
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	7,040	7,063
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	5,000	4,459
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	5,000	5,095
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	10,500	10,424
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	11,750	12,268
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	2,590	2,617
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	235	233
					763,443
Florida (3.0%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	3,625	3,311
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2047	35	35
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/2049	6,750	6,756
	Broward County FL School District COP	5.000%	7/1/2026	400	408
	Broward County FL School District COP	5.000%	7/1/2027	2,965	3,091
	Broward County FL School District COP	5.000%	7/1/2028	4,230	4,506
[2]	Broward County FL School District COP	5.000%	7/1/2029	5,000	5,433
	Broward County FL School District COP	5.000%	7/1/2030	1,235	1,358
[2]	Broward County FL School District COP	5.000%	7/1/2030	4,275	4,710
	Broward County FL School District COP	5.000%	7/1/2032	1,135	1,226
	Broward County FL School District COP	5.000%	7/1/2033	2,745	2,948
	Broward County FL School District COP	5.000%	7/1/2034	5,535	5,912
	Broward County FL School District COP	5.000%	7/1/2035	1,040	1,133
	Broward County FL School District COP	5.000%	7/1/2036	3,525	3,808
	Broward County FL School District GO	5.000%	7/1/2047	1,540	1,537
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2051	4,320	3,527
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	915	949
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	3,490	3,598
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2040	1,250	1,283
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/2041	350	272
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	9,040	8,418
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	1,970	1,751
	Broward FL Tourist Development Tax Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/2047	14,725	12,370
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/2048	1,000	1,038
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/2054	2,145	2,221
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2042	4,565	4,119
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2053	2,840	2,900
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	1,560	1,594
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2026	4,915	5,028
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	2,465	2,514
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	10,315	11,036
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	230	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2031	75	75
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	600	669
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	3,110	3,438
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	410	448
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	5,340	5,826
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	4,100	4,614
[1]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2034	175	163
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2035	2,640	2,695
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	130	140
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2035	10,000	11,077
[2]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	5,000	3,887
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	1,115	1,020
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	1,695	1,696
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	1,125	1,116
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	1,185	1,157
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	560	551
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	7,645	7,233
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	3,675	3,585
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	2,255	2,118
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	3,340	3,113
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	3,445	3,446
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	11,215	11,361
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	11,460	11,467
[2]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	2,000	2,007
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	2,015	2,042
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	380	388
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	1,250	1,278
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/2041	3,255	3,333
[2]	Duval County Public Schools COP	5.000%	7/1/2026	345	352
[2]	Duval County Public Schools COP	5.000%	7/1/2027	1,465	1,533
[2]	Duval County Public Schools COP	5.000%	7/1/2028	1,370	1,463
[2]	Duval County Public Schools COP	5.000%	7/1/2030	3,590	3,957
[2]	Duval County Public Schools COP	5.000%	7/1/2032	3,185	3,447
[2]	Duval County Public Schools COP	5.000%	7/1/2033	6,110	6,568
[2]	Duval County Public Schools COP	5.000%	7/1/2034	1,135	1,211
[2]	Duval County Public Schools COP	5.000%	7/1/2035	3,450	3,655
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	750	752
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	1,015	1,015
	Florida Department of Management Services COP	5.000%	11/1/2027	1,515	1,600
	Florida Department of Management Services COP	5.000%	11/1/2028	130	140
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/2036	2,700	2,050
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2038	3,085	2,632
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	5,630	4,827
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2052	14,460	12,357
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	8,755	8,847
	Florida GO	5.000%	6/1/2026	2,960	3,023
	Florida GO	5.000%	6/1/2026	1,885	1,925
	Florida GO	4.000%	7/1/2030	730	753
	Florida GO	5.000%	6/1/2033	16,005	18,255
	Florida GO	5.000%	6/1/2036	10,000	11,453
	Florida GO	4.125%	7/1/2053	6,000	5,246
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2042	560	536
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	12,420	8,374
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	12,845	10,455
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2025	5,755	5,775
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	5,675	5,750
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	4,590	4,698
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	3,810	3,899
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/2037	500	486
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/2041	2,750	2,751
	Florida Lottery Revenue	5.000%	7/1/2026	1,775	1,816
	Florida Lottery Revenue	5.000%	7/1/2027	2,665	2,788
	Florida Lottery Revenue	5.000%	7/1/2028	2,275	2,433
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2027	5,295	5,434
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,815	1,863
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	2,225	2,282
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/2030	1,330	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	30	31
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	1,835	1,879
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/2028	1,610	1,722
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/2043	1,475	1,349
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	165	134
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,560	5,830
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	8,025	7,132
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	2,760	2,331
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	2,980	3,061
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,024
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/2039	2,575	2,469
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	125	124
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/2029	20	22
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,740	1,754
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2044	5,330	5,312
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2048	3,605	3,572
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	3,000	2,565
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,305	3,094
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	90	52
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	375	376
	Hillsborough County School Board COP	5.000%	7/1/2029	5	5
[2]	Hollywood FL GO	4.000%	7/1/2041	3,330	3,129
	Jacksonville FL General Fund Revenue	5.250%	10/1/2048	8,340	8,574
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	3,000	3,083
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2031	345	353
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,100	2,159
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	295	310
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	3,015	3,292
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	1,070	1,118
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	460	477
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	1,355	1,399
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2033	4,320	4,871
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2034	1,485	1,657
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	1,815	1,992
[2]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	2,105	2,297
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,200	2,148
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2029	865	907
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	3,000	2,917
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2049	10,865	11,115
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	5,020	5,148
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/2036	3,000	3,325
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	5,000	5,077
	Lee County School Board COP	4.000%	8/1/2046	7,360	6,371
	Lee County School Board COP	4.000%	8/1/2048	3,555	3,060
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	3,950	4,090
	Miami Beach FL GO	4.000%	5/1/2044	115	103
	Miami Beach FL GO	4.000%	5/1/2049	14,500	12,225
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	12,000	12,012
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2045	1,900	1,901
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	8,255	8,258
[2]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2040	640	640
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	4,180	4,385
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2048	5,110	5,079
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	5,000	5,469
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	5,000	5,397
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2038	5,000	5,331
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2039	4,000	4,300
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	2,000	2,064
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2043	4,000	4,047
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	1,030	900
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	4,000	4,001
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	3,570	3,536
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2048	1,500	1,510
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	9,740	7,861
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	15,585	15,538
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,345	2,349
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,800	3,806
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	815	828
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2044	8,000	7,820
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	280	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	8,835	8,846
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	4,110	4,125
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	1,005	1,030
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,360	1,392
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	1,015	1,107
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	1,540	1,662
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	3,100	3,160
	Miami-Dade County FL GO	5.000%	7/1/2037	25	25
	Miami-Dade County FL GO	3.750%	7/1/2042	5	4
	Miami-Dade County FL GO	4.000%	7/1/2042	325	298
	Miami-Dade County FL GO	5.000%	7/1/2048	2,200	2,201
[2]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/2034	2,060	2,338
[2]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/2039	100	112
[2]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	1,975	585
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	1,360	964
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	2,830	2,895
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2035	7,410	7,469
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2035	1,785	1,818
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	20,000	10,686
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	50	48
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	2,475	1,247
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	9,085	9,111
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	10,000	10,049
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	1,920	1,809
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	1,105	1,116
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2045	5,290	4,665
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	11,045	11,127
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2046	1,370	1,375
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	6,525	6,531
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	1,745	1,465
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2050	200	167
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	11,565	11,680
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2025	700	703
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	6,990	7,017
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,715	1,806
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	1,705	1,797
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2028	1,675	1,760
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	25	22
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	5,095	5,100
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	11,065	10,915
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	9,350	9,178
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	1,450	1,238
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,000	965
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	50	41
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	3,545	3,299
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	2,060	1,880
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	12,045	10,673
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	7,065	7,089
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	1,825	1,577
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	1,840	1,835
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	6,270	6,305
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	2,130	1,608
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2047	135	116
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	3,620	3,135
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	4,040	3,431
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	24,365	20,458
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	80	80
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	2,150	1,825
	Miami-Dade County School Board COP	5.000%	2/1/2026	1,810	1,830
	Miami-Dade County School Board COP	5.000%	2/1/2027	1,540	1,556
	Miami-Dade County School Board COP	5.000%	5/1/2027	2,500	2,598
	Miami-Dade County School Board COP	5.000%	2/1/2028	60	61
	Miami-Dade County School Board COP	5.000%	2/1/2029	10,105	10,206
	Miami-Dade County School Board COP	5.000%	2/1/2030	5,140	5,190
	Miami-Dade County School Board COP	5.000%	5/1/2032	2,100	2,328
	Miami-Dade County School Board COP	3.250%	2/1/2033	2,450	2,395
	Miami-Dade County School Board GO	5.000%	3/15/2033	1,600	1,603
	Miami-Dade County School Board GO	5.000%	3/15/2044	7,370	7,372
	Miami-Dade County School Board GO	5.000%	3/15/2046	3,330	3,343
[1]	Miami-Dade County School Board GO	5.000%	3/15/2052	12,355	12,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	17,675	15,079
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	65	44
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2035	5,850	5,870
[2]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/2040	270	235
[2]	Okaloosa County School Board COP	5.000%	10/1/2049	4,805	4,804
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2033	2,085	2,085
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,265	1,261
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	525	518
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	255	252
	Orange County School Board COP	5.000%	8/1/2032	6,675	7,440
	Orange County School Board COP, Prere.	5.000%	8/1/2025	6,930	6,930
	Orange County School Board COP, Prere.	5.000%	8/1/2025	380	380
	Orange County School Board COP, Prere.	5.000%	8/1/2026	5,040	5,161
	Orange County School Board COP, Prere.	5.000%	8/1/2026	2,055	2,104
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2048	695	690
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2049	2,800	2,841
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/2054	5,010	5,046
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	5,050	5,428
	Orlando Utilities Commission Electric Power & Light Revenue	4.000%	10/1/2040	1,000	940
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	50	30
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	8,495	7,601
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2025	1,215	1,220
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10,000	10,046
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	590	690
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2034	465	304
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	1,350	791
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,095	1,117
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	970	537
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	620	321
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	375	182
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2043	1,205	440
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2044	2,315	789
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	2,945	2,896
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2045	1,535	489
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2046	2,600	773
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2047	4,000	1,112
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2048	2,750	717
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	2,800	2,686
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2050	2,000	459
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2052	7,475	1,517
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2054	2,800	502
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	8,800	7,198
	Palm Beach County School District COP	5.000%	8/1/2026	1,250	1,282
	Palm Beach County School District COP	5.000%	8/1/2026	535	535
	Palm Beach County School District COP	5.000%	8/1/2027	3,020	3,020
	Palm Beach County School District COP	5.000%	8/1/2028	3,665	3,927
	Palm Beach County School District COP	5.000%	8/1/2029	5,000	5,455
	Palm Beach County School District COP	5.000%	8/1/2030	5,000	5,529
	Palm Beach County School District COP	5.000%	8/1/2034	5,600	5,969
	Palm Beach County School District COP	5.000%	8/1/2040	3,015	3,125
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	4,255	3,759
	Pasco County School Board COP	5.000%	8/1/2032	1,000	1,115
[8]	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	3,500	3,613
[8]	Peace River Manasota Regional Water Supply Authority Water Revenue	5.500%	10/1/2055	5,000	5,260
[1]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/2041	200	162
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	355	277
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2047	5,500	5,667
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/2052	10,000	10,125
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	7,550	7,604
	South Florida Water Management District COP	5.000%	10/1/2035	1,720	1,737
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	7,500	7,644
[2]	St. Johns County School Board COP	5.500%	7/1/2049	2,000	2,066
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/2034	1,140	1,178
[2]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/2048	9,030	8,902
[2]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	7,500	7,499
	Tampa Bay Water Revenue	4.000%	10/1/2030	5,000	5,012
	Tampa Bay Water Revenue	4.000%	10/1/2031	10,000	10,023
	Tampa Bay Water Revenue	5.250%	10/1/2047	11,500	11,822
	Tampa Bay Water Revenue	5.250%	10/1/2054	15,105	15,544
	Tampa FL Appropriations Revenue	2.000%	10/1/2041	1,375	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	23,560	12,996
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	4,000	1,333
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	635	648
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2046	3,370	3,436
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2047	3,400	3,479
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	5,680	5,775
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	10,000	10,029
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	6,345	6,465
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	17,430	15,740
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	8,615	8,620
[1]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/2051	20	13
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	3,440	3,395
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	4,020	4,036
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2052	7,500	7,508
					1,196,398
Georgia (1.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2044	50	50
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2035	3,035	3,195
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	15,000	15,580
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	2,260	2,335
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,022
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	3,550	3,630
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2027	270	282
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,265	1,352
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	2,550	2,819
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2048	7,705	7,817
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2052	8,000	6,942
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	5,985	6,023
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2054	6,625	6,685
	Atlanta GA GO	5.000%	12/1/2041	1,020	1,064
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2026	795	797
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2027	520	521
[2]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/2027	205	212
[4]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/2027	1,080	1,120
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2029	330	331
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2030	5,000	5,550
[2]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2030	2,060	2,362
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	45	45
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	5,000	5,601
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	1,395	1,397
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2032	3,250	3,666
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2040	10,575	10,574
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	1,340	1,411
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	130	107
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	285	301
[2]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	675	550
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	3,330	3,460
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,000	3,111
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2039	1,270	1,350
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	195	203
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	4,500	4,521
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2043	585	379
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	275	178
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	45	33
	Georgia GO	5.000%	8/1/2025	220	220
	Georgia GO	5.000%	12/1/2025	685	691
	Georgia GO	5.000%	7/1/2026	55	56
	Georgia GO	5.000%	7/1/2026	100	102
	Georgia GO	5.000%	12/1/2026	360	372
	Georgia GO	3.000%	1/1/2027	10	10
	Georgia GO	4.000%	1/1/2027	75	77
	Georgia GO	5.000%	1/1/2027	290	301
	Georgia GO	5.000%	2/1/2027	5,065	5,131
	Georgia GO	5.000%	2/1/2027	2,825	2,830
	Georgia GO	4.000%	7/1/2027	15,415	15,886
	Georgia GO	5.000%	7/1/2027	2,145	2,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/2027	6,415	6,730
	Georgia GO	5.000%	7/1/2027	730	757
	Georgia GO	5.000%	1/1/2028	2,000	2,073
	Georgia GO	5.000%	2/1/2028	160	162
	Georgia GO	5.000%	2/1/2028	5,285	5,488
	Georgia GO	4.000%	7/1/2028	495	518
	Georgia GO	5.000%	7/1/2028	1,770	1,901
	Georgia GO	5.000%	7/1/2028	280	301
	Georgia GO	4.000%	1/1/2029	2,415	2,445
	Georgia GO	3.000%	2/1/2029	635	635
	Georgia GO	5.000%	2/1/2029	470	476
	Georgia GO	5.000%	2/1/2029	2,375	2,462
	Georgia GO	5.000%	7/1/2029	1,860	1,991
	Georgia GO	3.000%	2/1/2030	505	505
	Georgia GO	5.000%	2/1/2030	10,030	10,144
	Georgia GO	5.000%	2/1/2030	570	590
	Georgia GO	5.000%	7/1/2030	2,065	2,155
	Georgia GO	5.000%	7/1/2030	180	200
	Georgia GO	5.000%	7/1/2030	505	538
	Georgia GO	5.000%	8/1/2030	1,295	1,444
	Georgia GO	5.000%	2/1/2031	5,185	5,352
	Georgia GO	5.000%	7/1/2031	2,010	2,173
	Georgia GO	5.000%	7/1/2031	4,800	5,401
	Georgia GO	5.000%	7/1/2031	150	159
	Georgia GO	5.000%	7/1/2031	250	281
	Georgia GO	5.000%	7/1/2032	4,760	5,027
	Georgia GO	5.000%	7/1/2032	2,485	2,774
	Georgia GO	5.000%	7/1/2032	2,795	3,170
	Georgia GO	3.000%	7/1/2033	175	170
	Georgia GO	5.000%	7/1/2033	1,720	1,902
	Georgia GO	5.000%	7/1/2033	2,295	2,574
	Georgia GO	5.000%	8/1/2033	9,305	10,124
	Georgia GO	3.000%	2/1/2034	430	411
	Georgia GO	3.000%	2/1/2034	11,250	10,715
	Georgia GO	5.000%	7/1/2034	380	422
	Georgia GO	4.000%	8/1/2034	1,150	1,178
	Georgia GO	4.000%	7/1/2035	9,095	9,158
	Georgia GO	4.000%	8/1/2035	610	620
	Georgia GO	4.000%	2/1/2036	5,000	5,012
	Georgia GO	4.000%	7/1/2036	1,655	1,661
	Georgia GO	5.000%	7/1/2036	1,850	2,017
	Georgia GO	3.000%	2/1/2037	25	22
	Georgia GO	3.250%	7/1/2037	390	359
[4]	Georgia Local Government COP	4.750%	6/1/2028	83	85
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	565	596
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,435	2,348
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	2,395	2,273
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2026	1,185	1,196
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	500	520
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	2,710	2,451
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	5,850	5,683
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2049	6,590	6,429
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2055	2,500	2,483
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	1,000	971
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2059	7,500	6,007
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	3,790	3,599
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	5,230	5,046
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	3,000	2,890
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	9,445	8,421
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2063	10,405	10,546
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	4,595	4,500
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	3,780	3,835
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	4,110	4,198
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2029	1,000	1,018
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2034	265	288
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	7,335	7,976
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/2049	6,750	6,896
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2051	10	8
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,280	1,330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2043	140	147
Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	4,565	3,288
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2047	12,910	11,345
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	580	591
Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	4,850	2,948
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	5,830	4,991
Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	13,805	14,167
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	1,290	1,318
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	370	387
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	1,570	1,677
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	13,025	14,181
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2030	3,950	4,360
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	1,985	2,174
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	420	457
Gwinnett County School District GO	5.000%	8/1/2025	1,665	1,665
Gwinnett County School District GO	5.000%	8/1/2026	5,215	5,353
Gwinnett County School District GO	5.000%	2/1/2029	11,445	12,435
Gwinnett County School District GO	5.000%	2/1/2030	5,135	5,677
Gwinnett County School District GO	5.000%	2/1/2031	1,105	1,105
Gwinnett County School District GO	4.000%	2/1/2033	4,845	4,845
Gwinnett County School District GO	5.000%	2/1/2033	8,000	9,081
Gwinnett County School District GO	5.000%	2/1/2038	170	177
Gwinnett County School District GO	5.000%	2/1/2040	50	52
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2043	1,000	620
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2044	1,000	602
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/2045	1,000	587
Jefferson Public Building Authority Intergovernmental Agreement Revenue	4.500%	2/1/2055	4,445	4,095
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	1,305	1,199
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/2038	235	218
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	3,845	3,382
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2047	500	358
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,330	1,360
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	100	102
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	1,200	1,227
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	640	654
Municipal Electric Authority of Georgia Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	6,155	6,005
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/2048	120	84
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	1,395	1,521
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	2,560	2,791
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	10,790	11,764
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	13,905	15,361
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,000	11,197
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	15,855	17,754
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,820	6,521
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	4,500	4,972
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	7,000	7,632
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	5,000	5,351
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	4,810	5,098
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	2,250	2,368
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/2043	100	77
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2043	14,065	13,999
Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,000	5,208
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2046	2,330	2,275
Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2044	2,910	2,593
Private Colleges & Universities Authority College & University Revenue, ETM	5.000%	9/1/2025	280	281
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/2049	3,000	3,043
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	475	480
				582,092
Hawaii (0.4%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2034	75	80
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,075	2,038
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	1,550	1,578
Hawaii GO	5.000%	8/1/2025	770	770
Hawaii GO	5.000%	10/1/2025	575	577
Hawaii GO	5.000%	8/1/2026	1,420	1,423
Hawaii GO	5.000%	10/1/2026	2,210	2,219
Hawaii GO	5.000%	4/1/2027	1,315	1,336
Hawaii GO	5.000%	5/1/2027	645	672

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	5.000%	8/1/2027	4,200	4,207
Hawaii GO	5.000%	10/1/2027	2,365	2,429
Hawaii GO	5.000%	10/1/2027	330	339
Hawaii GO	5.000%	1/1/2028	935	990
Hawaii GO	4.000%	4/1/2028	585	590
Hawaii GO	5.000%	8/1/2028	70	70
Hawaii GO	5.000%	10/1/2028	270	277
Hawaii GO	5.000%	10/1/2028	360	370
Hawaii GO	5.000%	1/1/2029	765	809
Hawaii GO	5.000%	8/1/2029	900	901
Hawaii GO	5.000%	10/1/2029	145	149
Hawaii GO	5.000%	8/1/2030	3,375	3,380
Hawaii GO	5.000%	10/1/2030	3,435	3,593
Hawaii GO	4.000%	4/1/2031	1,200	1,208
Hawaii GO	4.000%	5/1/2031	7,965	8,087
Hawaii GO	4.000%	10/1/2031	1,700	1,712
Hawaii GO	5.000%	10/1/2031	2,200	2,297
Hawaii GO	5.000%	1/1/2032	375	400
Hawaii GO	3.000%	4/1/2032	1,285	1,250
Hawaii GO	4.000%	8/1/2032	8,190	8,192
Hawaii GO	3.000%	4/1/2033	10,000	9,589
Hawaii GO	4.000%	1/1/2034	2,675	2,697
Hawaii GO	5.000%	5/1/2034	1,070	1,101
Hawaii GO	4.000%	10/1/2034	2,510	2,510
Hawaii GO	4.000%	10/1/2034	8,830	8,848
Hawaii GO	3.250%	1/1/2035	365	351
Hawaii GO	3.000%	4/1/2035	275	254
Hawaii GO	5.000%	1/1/2036	230	237
Hawaii GO	3.000%	4/1/2036	295	267
Hawaii GO	4.000%	5/1/2036	60	60
Hawaii GO	4.000%	10/1/2036	15	15
Hawaii GO	5.000%	1/1/2038	410	419
Hawaii GO, Prere.	5.000%	10/1/2025	10,000	10,040
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	3,495	3,545
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	895	908
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,580	1,641
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	1,060	1,114
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	11,380	12,094
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	745	792
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2028	1,655	1,778
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	615	667
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	5,235	5,774
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	635	700
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2030	1,830	1,952
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	1,760	1,926
Honolulu HI City & County GO	5.000%	10/1/2037	750	753
Honolulu HI City & County GO	3.000%	8/1/2041	945	748
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2031	435	438
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	3,500	3,929
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2033	625	628
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	2,430	2,740
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	1,000	1,118
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	4,085	4,517
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	1,190	1,160
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	1,985	2,170
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2041	25	20
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/2046	20	14
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/2047	75	66
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	2,650	2,708
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2054	9,590	9,877
				152,108
Idaho (0.1%)
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/2029	385	419
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	680	641
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	3,555	3,641
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	3,205	3,254
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2049	7,090	7,195
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	9,530	9,609
Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	1,500	1,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	4,000	4,442
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	9,860	11,147
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/2027	1,085	1,117
					43,104
Illinois (5.5%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	200	206
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	2,100	2,158
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	850	872
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	10,700	11,014
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	3,260	3,169
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	7,815	7,907
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	10,755	11,037
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	2,000	2,025
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2042	2,000	1,971
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2046	1,000	953
[2]	Chicago Board of Education GO	5.000%	12/1/2029	2,000	2,090
	Chicago Board of Education GO	5.000%	12/1/2030	5,000	5,087
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,855	1,931
	Chicago IL GO	5.000%	1/1/2027	750	765
	Chicago IL GO	5.000%	1/1/2027	640	644
	Chicago IL GO	5.000%	1/1/2028	755	780
	Chicago IL GO	0.000%	1/1/2029	445	395
	Chicago IL GO	5.000%	1/1/2030	3,750	3,942
	Chicago IL GO	5.000%	1/1/2031	270	280
	Chicago IL GO	5.000%	1/1/2031	4,750	5,011
	Chicago IL GO	5.000%	1/1/2032	3,250	3,398
	Chicago IL GO	5.000%	1/1/2033	13,320	13,838
[4]	Chicago IL GO	0.000%	1/1/2034	10,425	7,328
	Chicago IL GO	5.000%	1/1/2034	10,235	10,563
	Chicago IL GO	5.000%	1/1/2034	1,075	1,115
	Chicago IL GO	5.000%	1/1/2034	7,205	7,558
	Chicago IL GO	4.000%	1/1/2035	9,000	8,602
	Chicago IL GO	4.000%	1/1/2035	1,000	966
	Chicago IL GO	5.000%	1/1/2035	1,085	1,117
	Chicago IL GO	5.500%	1/1/2035	3,540	3,662
	Chicago IL GO	4.000%	1/1/2036	1,000	938
	Chicago IL GO	4.000%	1/1/2037	4,050	3,725
	Chicago IL GO	5.000%	1/1/2038	1,450	1,433
	Chicago IL GO	5.250%	1/1/2038	4,250	4,335
	Chicago IL GO	5.000%	1/1/2039	5,000	5,006
	Chicago IL GO	5.500%	1/1/2039	3,825	3,940
	Chicago IL GO	5.000%	1/1/2040	4,700	4,639
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.500%	1/1/2040	4,000	4,143
	Chicago IL GO	5.500%	1/1/2041	1,000	1,009
	Chicago IL GO	5.000%	1/1/2043	4,600	4,378
	Chicago IL GO	5.500%	1/1/2043	1,200	1,202
	Chicago IL GO	5.000%	1/1/2044	17,290	16,203
	Chicago IL GO	5.000%	1/1/2044	10,230	9,689
	Chicago IL GO	5.000%	1/1/2045	4,250	3,992
	Chicago IL GO	5.250%	1/1/2045	6,600	6,410
[1]	Chicago IL GO	6.000%	1/1/2046	2,000	2,118
	Chicago IL GO	5.500%	1/1/2049	21,505	20,743
	Chicago IL GO	6.000%	1/1/2050	5,000	5,109
	Chicago IL GO, ETM	5.000%	1/1/2026	610	616
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2028	580	536
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2030	1,030	1,122
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2031	1,000	1,101
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2033	2,000	2,228
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2034	3,815	4,251
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,000	3,307
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,750	2,763
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2047	2,000	2,002
[2]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	150	124
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2053	5,000	5,022
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	11,000	11,032
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2062	5,000	5,072
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	2,385	2,442
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	860	880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	360	367
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	2,660	2,922
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	1,000	1,013
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	5,155	5,441
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,070	1,107
[2]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	2,175	2,004
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	715	719
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	3,245	3,257
[2]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	11,275	11,485
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	2,420	2,444
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	5,105	5,664
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	5,215	5,744
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	390	390
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2046	7,840	7,816
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	2,990	3,021
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	8,790	8,880
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	8,840	9,140
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	7,795	8,241
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2028	580	601
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	770	777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,845	7,376
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,460	1,473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	12,280	13,453
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,750	10,791
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	1,545	1,556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	12,750	14,178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	320	327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	715	719
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,615	5,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	5,000	5,582
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	1,015	1,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	1,045	1,050
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	645	648
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	265	282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	3,000	3,355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,575	5,567
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	155	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	270	271
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	485	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	1,080	1,143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	13,750	13,649
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,020	1,035
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	2,515	2,547
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	285	295
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,810	3,821
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2037	570	579
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	1,330	1,343
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	545	561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	320	321
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,250	1,260
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	1,990	2,039
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	135	135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,025	1,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	16,180	13,935
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	475	421
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	7,445	7,427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	3,000	3,005
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	10,130	10,029
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	570	479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	11,785	11,662
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	10,750	10,888
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	7,000	6,301
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,000	10,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	8,500	8,740
[1]	Chicago Park District GO	4.000%	1/1/2041	1,000	894
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	5,925	6,244
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2041	2,575	2,648
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	5,145	5,200
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2045	17,500	17,475
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	7,480	7,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	280	282
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	665	550
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	20,000	19,417
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	2,835	2,370
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	590	582
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2052	5,075	4,913
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	13,500	10,963
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2055	1,395	1,348
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	6,000	5,755
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2047	3,445	3,320
	Cook County IL GO	4.000%	11/15/2025	585	587
	Cook County IL GO	5.000%	11/15/2025	2,240	2,254
	Cook County IL GO	4.000%	11/15/2026	2,735	2,779
[2]	Cook County IL GO	5.000%	11/15/2026	2,215	2,279
	Cook County IL GO	5.000%	11/15/2026	3,480	3,580
	Cook County IL GO	4.000%	11/15/2027	4,635	4,758
	Cook County IL GO	5.000%	11/15/2028	4,600	4,937
	Cook County IL GO	5.000%	11/15/2029	1,220	1,331
	Cook County IL GO	5.000%	11/15/2030	1,130	1,156
	Cook County IL GO	5.000%	11/15/2031	735	751
	Cook County IL GO	5.000%	11/15/2031	4,830	5,257
	Cook County IL GO	5.000%	11/15/2032	5,920	6,397
	Cook County IL GO	5.000%	11/15/2033	3,995	4,290
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	8,575	7,939
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	9,905	9,079
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	3,100	2,802
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	4,250	4,290
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	3,190	3,238
	Evanston IL GO	3.500%	12/1/2038	645	597
[1]	Evanston IL GO	3.500%	12/1/2039	755	693
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	8,565	9,130
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2035	4,250	4,103
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2040	4,000	3,539
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2041	2,730	2,374
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	3,515	2,994
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	3,465	2,916
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2025	9,790	9,831
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	5,525	6,079
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	10,915	12,066
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	13,630	15,107
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	7,670	8,401
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2035	545	603
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,410
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2037	1,350	1,479
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	2,995	3,226
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	2,000	1,875
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2038	1,310	1,423
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,960	2,091
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	1,000	934
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	2,040	2,059
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	4,075	3,402
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	5,085	5,110
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/2025	1,625	1,631
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.550%	8/1/2025	2,900	2,900
	Illinois Finance Authority Water Revenue	5.000%	7/1/2032	5,000	5,630
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,315	1,421
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	1,720	1,834
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	2,175	2,141
	Illinois Finance Authority Water Revenue	5.000%	7/1/2039	10,000	10,614
	Illinois Finance Authority Water Revenue	5.000%	7/1/2040	10,000	10,524
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	5,000	5,222
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,500	3,623
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	1,750	1,810
	Illinois GO	5.000%	10/1/2025	1,450	1,455
	Illinois GO	5.000%	10/1/2025	175	176
	Illinois GO	5.000%	11/1/2025	34,465	34,657
[1]	Illinois GO	5.000%	11/1/2025	5,000	5,028
	Illinois GO	5.000%	2/1/2026	1,330	1,345
	Illinois GO	5.000%	2/1/2026	8,080	8,169
	Illinois GO	5.000%	3/1/2026	6,745	6,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/2026	5,000	5,081
	Illinois GO	5.000%	7/1/2026	1,130	1,153
	Illinois GO	5.000%	10/1/2026	400	410
	Illinois GO	5.000%	10/1/2026	1,105	1,133
	Illinois GO	3.250%	11/1/2026	2,360	2,366
	Illinois GO	5.000%	11/1/2026	1,490	1,530
	Illinois GO	5.000%	11/1/2026	13,165	13,517
	Illinois GO	5.000%	1/1/2027	640	646
	Illinois GO	5.000%	2/1/2027	6,745	6,958
	Illinois GO	5.000%	2/1/2027	4,415	4,554
	Illinois GO	5.000%	3/1/2027	5,000	5,165
	Illinois GO	5.000%	3/1/2027	6,125	6,333
	Illinois GO	5.000%	3/1/2027	1,510	1,561
	Illinois GO	5.000%	7/1/2027	1,050	1,092
	Illinois GO	5.000%	10/1/2027	3,480	3,632
	Illinois GO	5.000%	11/1/2027	31,185	32,607
	Illinois GO	5.000%	12/1/2027	945	989
	Illinois GO	5.000%	2/1/2028	4,510	4,642
	Illinois GO	5.000%	2/1/2028	3,335	3,498
	Illinois GO	5.000%	5/1/2028	1,225	1,293
	Illinois GO	5.000%	5/1/2028	5,050	5,329
	Illinois GO	5.000%	7/1/2028	1,550	1,640
	Illinois GO	5.000%	10/1/2028	15,425	16,314
	Illinois GO	5.000%	11/1/2028	12,130	12,644
	Illinois GO	5.000%	12/1/2028	1,800	1,915
	Illinois GO	5.000%	12/1/2028	9,630	10,051
	Illinois GO	5.000%	2/1/2029	2,300	2,365
	Illinois GO	5.000%	2/1/2029	2,385	2,538
	Illinois GO	5.000%	3/1/2029	3,810	4,058
	Illinois GO	5.000%	5/1/2029	1,000	1,069
	Illinois GO	5.000%	5/1/2029	3,500	3,742
	Illinois GO	5.000%	7/1/2029	1,620	1,736
	Illinois GO	5.000%	10/1/2029	7,600	8,011
	Illinois GO	5.000%	11/1/2029	34,875	36,303
[2]	Illinois GO	4.000%	2/1/2030	7,600	7,660
	Illinois GO	5.000%	2/1/2030	1,725	1,856
	Illinois GO	5.000%	3/1/2030	2,035	2,190
	Illinois GO	5.000%	3/1/2030	720	775
	Illinois GO	5.000%	5/1/2030	1,115	1,202
	Illinois GO	5.500%	5/1/2030	15,420	16,394
	Illinois GO	5.000%	7/1/2030	1,290	1,392
	Illinois GO	5.000%	10/1/2030	4,860	5,102
	Illinois GO	5.250%	12/1/2030	2,280	2,375
	Illinois GO	5.000%	2/1/2031	2,500	2,707
	Illinois GO	5.000%	3/1/2031	320	347
	Illinois GO	5.000%	3/1/2031	650	705
	Illinois GO	5.000%	5/1/2031	1,090	1,182
	Illinois GO	5.000%	7/1/2031	2,820	3,061
	Illinois GO	5.000%	10/1/2031	7,985	8,573
	Illinois GO	5.000%	2/1/2032	2,475	2,693
	Illinois GO	5.000%	3/1/2032	215	234
	Illinois GO	5.000%	5/1/2032	1,100	1,198
	Illinois GO	5.000%	5/1/2032	3,800	4,137
	Illinois GO	4.000%	10/1/2032	7,625	7,652
	Illinois GO	5.000%	12/1/2032	2,725	2,940
	Illinois GO	5.000%	3/1/2033	6,000	6,410
	Illinois GO	5.000%	3/1/2033	30	32
	Illinois GO	5.000%	3/1/2033	30	32
	Illinois GO	5.000%	5/1/2033	9,450	10,201
	Illinois GO	5.000%	7/1/2033	2,005	2,165
	Illinois GO	4.000%	10/1/2033	2,990	2,973
	Illinois GO	4.000%	12/1/2033	12,250	12,125
	Illinois GO	5.000%	3/1/2034	2,000	2,122
	Illinois GO	5.000%	3/1/2034	5,080	5,437
	Illinois GO	5.000%	5/1/2034	3,680	3,939
	Illinois GO	5.000%	7/1/2034	5,015	5,368
	Illinois GO	4.000%	10/1/2034	460	452
	Illinois GO	5.000%	2/1/2035	25,500	27,584
	Illinois GO	5.000%	3/1/2035	4,215	4,440
	Illinois GO	5.000%	5/1/2035	6,345	6,735

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	7/1/2035	5,000	5,307
Illinois GO	5.000%	12/1/2035	1,545	1,573
Illinois GO	5.000%	2/1/2036	5,865	6,276
Illinois GO	5.000%	3/1/2036	6,425	6,720
Illinois GO	5.000%	5/1/2036	1,000	1,053
Illinois GO	5.000%	5/1/2036	8,010	8,539
Illinois GO	4.125%	10/1/2036	2,085	2,020
Illinois GO	5.000%	12/1/2036	5,500	5,581
Illinois GO	5.000%	2/1/2037	5,000	5,298
Illinois GO	5.000%	3/1/2037	9,045	9,399
Illinois GO	5.000%	5/1/2037	1,660	1,734
Illinois GO	5.000%	5/1/2037	3,600	3,801
Illinois GO	4.000%	7/1/2037	2,000	1,886
Illinois GO	4.250%	12/1/2037	4,190	4,024
Illinois GO	5.000%	2/1/2038	4,250	4,462
Illinois GO	4.000%	3/1/2038	3,000	2,792
Illinois GO	5.250%	3/1/2038	670	705
Illinois GO	5.250%	5/1/2038	5,365	5,635
Illinois GO	4.000%	10/1/2038	1,000	921
Illinois GO	5.000%	2/1/2039	2,480	2,579
Illinois GO	4.000%	3/1/2039	2,100	1,919
Illinois GO	5.000%	5/1/2039	2,000	2,021
Illinois GO	5.000%	5/1/2039	3,750	3,877
Illinois GO	5.250%	5/1/2039	2,485	2,591
Illinois GO	5.500%	5/1/2039	8,435	8,763
Illinois GO	5.000%	12/1/2039	4,000	4,121
Illinois GO	4.000%	3/1/2040	7,310	6,568
Illinois GO	5.000%	5/1/2040	5,760	5,905
Illinois GO	5.250%	5/1/2040	1,595	1,648
Illinois GO	4.000%	10/1/2040	10,975	9,745
Illinois GO	3.000%	12/1/2040	4,550	3,471
Illinois GO	4.250%	12/1/2040	2,660	2,433
Illinois GO	5.000%	1/1/2041	2,145	2,108
Illinois GO	4.000%	3/1/2041	3,275	2,894
Illinois GO	5.000%	5/1/2041	1,700	1,728
Illinois GO	5.250%	5/1/2041	2,695	2,766
Illinois GO	4.000%	6/1/2041	85	75
Illinois GO	4.000%	10/1/2041	1,495	1,299
Illinois GO	5.500%	3/1/2042	1,000	1,036
Illinois GO	5.250%	5/1/2042	2,590	2,642
Illinois GO	5.250%	5/1/2042	10,000	10,249
Illinois GO	4.000%	10/1/2042	3,065	2,624
Illinois GO	5.000%	12/1/2042	890	899
Illinois GO	5.250%	5/1/2043	1,250	1,266
Illinois GO	5.250%	5/1/2043	5,085	5,179
Illinois GO	5.125%	10/1/2043	4,500	4,541
Illinois GO	5.000%	12/1/2043	5,000	5,021
Illinois GO	5.250%	5/1/2044	2,335	2,366
Illinois GO	5.250%	5/1/2045	2,500	2,521
Illinois GO	5.750%	5/1/2045	9,745	10,060
Illinois GO	4.250%	10/1/2045	3,965	3,452
Illinois GO	5.500%	10/1/2045	4,500	4,593
Illinois GO	5.000%	3/1/2046	18,530	18,026
Illinois GO	4.250%	5/1/2046	2,455	2,131
Illinois GO	5.250%	10/1/2046	5,000	5,000
Illinois GO	5.500%	3/1/2047	16,710	16,978
Illinois GO	5.250%	5/1/2047	2,850	2,857
Illinois GO	5.500%	5/1/2047	6,780	6,900
Illinois GO	5.250%	10/1/2047	1,495	1,483
Illinois GO	4.500%	5/1/2048	1,885	1,657
Illinois GO	5.250%	5/1/2048	2,010	2,009
Illinois GO	5.250%	5/1/2049	1,500	1,494
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2026	3,800	3,805
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	300	300
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	305	305
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2031	1,000	1,001
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/2033	610	610
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/2034	2,900	2,897
Illinois Sales Tax Revenue	5.000%	6/15/2026	3,030	3,041
Illinois Sales Tax Revenue	5.000%	6/15/2030	750	817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2033	600	664
	Illinois Sales Tax Revenue	5.000%	6/15/2036	970	1,045
	Illinois Sales Tax Revenue	5.000%	6/15/2037	5,045	5,410
	Illinois Sales Tax Revenue	5.000%	6/15/2040	5,000	5,190
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,555	5,602
	Illinois Sales Tax Revenue	5.000%	6/15/2043	5,000	5,049
	Illinois Sales Tax Revenue	5.000%	6/15/2045	5,000	5,000
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	2,110	2,131
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	4,455	4,500
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	795	803
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	3,010	3,119
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	2,855	2,958
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,325	1,400
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	8,210	8,676
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,250	1,321
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	180	194
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	1,670	1,800
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	3,115	3,344
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	1,225	1,342
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	725	774
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	11,155	12,134
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	1,140	1,142
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	2,905	3,255
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,860	3,209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,230	3,580
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	3,225	3,226
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,780	1,787
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	1,825	1,878
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	325	325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	6,415	7,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	19,655	19,656
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	430	431
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	3,500	3,501
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	7,455	8,034
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	3,700	3,900
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,960	11,944
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	7,885	7,888
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	10,535	10,536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	5,195	5,286
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	3,710	3,791
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	460	466
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	16,780	16,807
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	5,705	5,896
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	1,390	1,398
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	6,070	6,339
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	13,675	12,090
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	415	415
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	2,390	2,445
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	26,985	26,987
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,790	7,026
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	18,010	15,664
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	2,745	2,743
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	5,000	3,569
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	1,000	677
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	7,730	5,088
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	10,425	6,671
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	11,950	7,428
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	800	468
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	875	464
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2039	240	122
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	1,500	712
[2,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	2,400	1,140
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2054	13,340	2,709
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	9,750	1,765
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	10,335	10,476
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	510	481
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	5,715	5,945
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	23,475	19,799
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2035	2,720	1,733
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2037	2,425	1,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	500	274
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	500	255
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2040	285	285
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	1,670	1,685
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,765	6,793
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2043	5,735	2,274
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	3,870	1,445
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2046	1,710	568
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	10,590	8,656
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	12,905	10,176
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	3,950	3,745
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,846
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	10,000	1,934
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	11,300	1,948
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	19,250	3,484
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	12,565	11,944
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	13,160	10,511
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	23,600	22,902
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Project)	0.000%	12/15/2050	4,705	1,152
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Project)	0.000%	12/15/2051	270	65
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	380	383
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2025	4,370	4,404
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2026	1,065	1,099
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	2,815	2,897
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	1,435	1,477
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	2,885	2,964
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	1,580	1,621
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	8,325	9,254
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	2,275	2,331
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,460	1,638
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	3,075	3,516
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	7,000	8,077
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2040	4,670	4,954
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	2,000	2,082
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2043	2,065	2,136
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2027	1,840	1,892
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,675	1,714
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	485	486
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	380	341
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	2,990	3,023
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/2033	315	352
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2026	3,110	3,217
[4]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/2030	2,025	2,243
[2]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	1,325	1,487
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	5,000	4,319
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	2,895	2,862
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2026	1,165	1,174
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2030	4,045	4,377
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	12,355	13,480
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2032	3,535	3,879
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	10,095	11,110
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	1,735	1,749
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	820	860
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,000	1,067
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	11,900	12,877
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	2,185	2,416
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	4,560	5,049
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,650	2,893
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	2,845	3,112
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	4,370	4,844
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	7,040	7,690
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	4,320	4,480
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	3,040	3,282
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	1,525	1,441
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,000	1,069
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	2,795	2,589
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	75	70
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2042	3,600	3,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	690	693
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/2043	1,190	1,204
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	765	770
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	14,495	12,060
	Sangamon County Water Reclamation District GO	5.000%	1/1/2044	5,000	5,097
	Schaumburg IL GO	4.000%	12/1/2041	425	393
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2034	2,500	2,773
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2035	2,500	2,727
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2039	18,070	18,857
[1]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/2040	2,000	2,069
[2]	University of Illinois College & University Revenue	4.000%	4/1/2036	385	379
[2]	University of Illinois College & University Revenue	4.125%	4/1/2048	5,000	4,350
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2026	1,500	1,479
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	390	321
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2033	300	222
[4]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/2025	7,520	7,470
	Will County IL GO, Prere.	5.000%	11/15/2025	2,000	2,014
					2,203,578
Indiana (0.6%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	6,945	6,222
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	9,450	9,581
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2030	1,135	1,179
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2030	700	726
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/2031	750	773
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2031	500	513
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2032	1,860	1,893
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/2033	1,700	1,717
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	100	102
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	2,010	2,076
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/2050	5,000	4,201
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	7,500	8,045
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2030	2,705	2,936
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2032	5,020	5,535
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	3,375	3,713
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	10,000	11,062
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	3,000	3,067
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	3,320	3,594
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	15,645	15,663
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	1,510	1,522
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2026	310	314
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	10,675	10,958
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	1,425	1,462
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	2,880	3,080
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	3,050	3,328
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2037	5,305	5,467
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	135	138
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	250	255
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2032	45	45
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2033	175	175
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2034	300	300
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2035	5,110	5,110
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2037	5,225	5,225
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2053	2,500	2,339
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	625	591
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	2,070	2,002
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2034	2,150	2,337
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	870	872
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	1,550	1,245
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	6,245	6,330
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2042	70	61
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	455	466
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/2030	1,435	1,515
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	745	756
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	295	299
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	7,670	7,759
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	130	119
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	8,770	8,843
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	1,005	1,016
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	7,600	7,805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University College & University Revenue	5.000%	6/1/2034	5,520	6,254
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2030	1,110	1,182
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2033	80	84
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2034	1,230	1,281
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	2,500	2,513
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	6,815	6,784
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2058	6,500	6,414
[1]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/2067	2,000	2,017
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	55	49
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2044	6,975	7,005
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	2,000	1,656
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2054	3,665	3,572
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/2028	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,383
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	3,515	3,317
[2]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2041	15,265	14,089
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	8,000	8,158
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	5,085	5,161
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/2047	14,500	12,515
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	700	566
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2041	2,000	1,588
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,060	2,166
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,000	3,128
					258,228
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/2034	1,990	1,893
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	19,145	21,599
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	920	966
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	2,070	2,168
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	1,095	1,144
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	1,380	1,437
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	3,485	3,898
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	3,530	3,863
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	2,930	2,303
	Iowa Special Obligation Revenue	4.000%	6/1/2026	1,475	1,492
	Iowa Special Obligation Revenue	5.000%	6/1/2027	260	265
	Iowa Special Obligation Revenue	5.000%	6/1/2028	5,490	5,593
					46,621
Kansas (0.3%)
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,845	2,897
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	2,750	2,751
[2]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	12,565	10,529
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/2041	2,500	1,973
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	765	767
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	830	832
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	275	276
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	5,165	5,175
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,325	2,330
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	9,000	9,853
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	13,755	13,782
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	7,400	8,216
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	14,225	15,793
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2031	7,510	8,410
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2034	240	241
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/2037	1,620	1,209
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	2,840	2,614
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/2029	120	117
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/2025	1,890	1,893
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/2025	1,235	1,237
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	9,280	9,275
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	1,270	1,290
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/2026	13,515	13,894
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	1,150	1,185
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/2039	2,325	2,153
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2044	1,450	1,409
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2040	710	703
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/2045	1,500	1,455
					122,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky (0.3%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2025	5,000	5,010
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	4,010	4,114
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2033	175	176
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2036	260	257
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/2037	260	249
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	4,790	4,067
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2048	2,000	1,947
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	2,885	2,661
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,500	1,554
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	1,100	1,117
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/2043	255	184
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	2,455	2,756
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	4,900	5,436
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/2025	345	345
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2025	1,325	1,333
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	10,000	10,309
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	3,310	3,396
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/2029	750	780
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2025	4,010	4,034
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	1,970	2,154
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	1,595	1,782
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,225	2,492
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	1,000	1,103
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	1,070	1,165
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	2,175	2,342
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2039	5,375	5,672
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	3,550	3,690
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,375	6,533
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	2,000	2,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	940	1,035
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2032	2,000	2,228
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	3,000	3,356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	5,390	5,859
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2043	5,010	5,124
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	1,275	1,296
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/2027	1,385	1,410
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	5,430	5,906
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	65	70
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	435	317
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	4,995	3,545
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/2046	105	81
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	2,275	1,278
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	195	195
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2053	5,000	4,992
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	755	607
[2]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	1,480	1,081
	University of Kentucky College & University Revenue	4.000%	4/1/2044	15	13
					117,406
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2040	2,520	2,367
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	2,315	2,044
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	6,075	5,667
[2]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	10,115	9,029
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2042	6,620	6,639
[2]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/2049	18,085	18,030
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	15,200	16,297
	Louisiana GO	5.000%	8/1/2025	2,000	2,000
	Louisiana GO	5.000%	8/1/2025	12,370	12,370
	Louisiana GO	5.000%	8/1/2026	115	118
	Louisiana GO	5.000%	2/1/2027	2,000	2,075
	Louisiana GO	5.000%	8/1/2028	8,370	8,566
	Louisiana GO	5.000%	2/1/2029	2,000	2,168
	Louisiana GO	5.000%	9/1/2030	5,535	6,156
	Louisiana GO	5.000%	2/1/2031	5,555	6,188
	Louisiana GO	5.000%	9/1/2031	5,030	5,648
	Louisiana GO	5.000%	2/1/2033	2,060	2,333
	Louisiana GO	5.000%	6/1/2043	4,875	5,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana GO	5.000%	6/1/2044	5,095	5,255
Louisiana GO	5.000%	6/1/2045	4,500	4,631
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2028	1,025	1,068
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2030	1,110	1,151
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2031	1,690	1,745
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2032	2,135	2,197
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2033	14,790	15,169
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2035	7,935	8,086
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2036	2,975	3,022
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2037	2,990	3,028
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/2029	1,015	1,055
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/2050	3,285	2,716
Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	5	4
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	3,600	3,616
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2048	4,510	4,523
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/2030	525	550
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	6,590	6,522
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	4,515	4,564
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	1,135	1,157
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2048	1,740	1,699
New Orleans LA GO	5.000%	12/1/2040	3,645	3,728
New Orleans LA GO	5.000%	12/1/2046	9,530	9,263
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/2044	5,000	4,465
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2048	5	5
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	120	116
				202,080
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	5,320	5,373
Maine Turnpike Authority Highway Revenue	4.000%	7/1/2038	1,950	1,902
Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	2,270	1,998
Maine Turnpike Authority Highway Revenue	5.000%	7/1/2047	15,500	15,522
				24,795
Maryland (2.0%)
Anne Arundel County MD GO	5.000%	4/1/2035	900	1,001
Anne Arundel County MD GO	5.000%	10/1/2041	1,000	1,025
Anne Arundel County MD GO	5.000%	10/1/2042	2,195	2,295
Baltimore County MD GO	3.000%	11/1/2029	3,945	3,967
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2046	10,015	9,781
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	6,890	6,897
Baltimore MD Water Revenue	5.000%	7/1/2044	9,495	9,417
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	20,000	19,532
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2050	2,400	2,406
Calvert County MD GO	1.875%	7/1/2035	1,000	795
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	55	55
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2025	15	15
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2025	325	325
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	690	710
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	870	896
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2026	300	300
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2027	2,520	2,653
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2027	1,360	1,434
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2027	1,510	1,510
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	135	135
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	4,965	5,212
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2028	3,275	3,366
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2028	1,480	1,480
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	2,385	2,497
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	770	790
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2029	4,805	5,277
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2029	9,585	9,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	2,025	2,115
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2030	2,540	2,535
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/2030	1,305	1,301
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2031	1,420	1,407
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	555	612
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2031	130	129
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/2032	2,780	2,762
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	7,510	7,295
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/2032	3,715	3,764
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2032	125	136
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2033	3,665	3,473
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/2033	1,325	1,311
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2033	130	141
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	3,345	3,113
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	3,135	3,045
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/2059	3,140	3,091
[2]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	3,750	3,705
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/2053	1,000	1,028
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	1,500	1,559
	Maryland GO	5.000%	8/1/2025	20,800	20,800
	Maryland GO	5.000%	8/1/2025	200	200
	Maryland GO	5.000%	8/1/2025	3,045	3,045
	Maryland GO	5.000%	8/1/2025	6,030	6,030
	Maryland GO	5.000%	2/1/2026	56,095	56,836
	Maryland GO	5.000%	3/15/2026	1,745	1,774
	Maryland GO	5.000%	3/15/2026	4,400	4,473
	Maryland GO	5.000%	3/15/2026	2,155	2,191
	Maryland GO	5.000%	6/1/2026	1,425	1,430
	Maryland GO	3.000%	8/1/2026	5,235	5,255
	Maryland GO	4.000%	8/1/2026	1,295	1,297
	Maryland GO	5.000%	8/1/2026	10,415	10,684
	Maryland GO	5.000%	8/1/2026	6,025	6,181
	Maryland GO	5.000%	8/1/2026	300	308
	Maryland GO	5.000%	8/1/2026	1,660	1,703
	Maryland GO	5.000%	3/15/2027	170	177
	Maryland GO	5.000%	3/15/2027	2,455	2,558
	Maryland GO	4.000%	6/1/2027	6,210	6,222
	Maryland GO	3.000%	8/1/2027	145	146
	Maryland GO	4.000%	8/1/2027	1,110	1,112
	Maryland GO	5.000%	8/1/2027	3,700	3,888
	Maryland GO	5.000%	8/1/2027	5,560	5,842
	Maryland GO	5.000%	8/1/2027	50	53
	Maryland GO	5.000%	8/1/2027	1,825	1,918
	Maryland GO	5.000%	8/1/2027	5,660	5,947
	Maryland GO	4.000%	3/1/2028	3,030	3,146
	Maryland GO	5.000%	3/15/2028	2,990	3,107
	Maryland GO	5.000%	3/15/2028	5,225	5,572
	Maryland GO	5.000%	6/1/2028	1,500	1,607
	Maryland GO	5.000%	6/1/2028	15,000	16,071
	Maryland GO	4.000%	8/1/2028	50	52
	Maryland GO	5.000%	8/1/2028	5,605	6,028
	Maryland GO	5.000%	8/1/2028	9,520	10,238
	Maryland GO	5.000%	8/1/2028	6,210	6,678
	Maryland GO	5.000%	8/1/2028	4,725	5,081
	Maryland GO	5.000%	8/1/2028	19,750	21,239
	Maryland GO	5.000%	3/1/2029	125	136
	Maryland GO	5.000%	3/15/2029	585	622
	Maryland GO	5.000%	3/15/2029	300	311
	Maryland GO	5.000%	3/15/2029	2,800	3,050
	Maryland GO	5.000%	3/15/2029	190	207
	Maryland GO	5.000%	3/15/2029	14,000	15,249
	Maryland GO	5.000%	6/1/2029	4,120	4,506
	Maryland GO	5.000%	6/1/2029	15,000	16,407
	Maryland GO	4.000%	8/1/2029	4,000	4,222
	Maryland GO	5.000%	8/1/2029	2,140	2,348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/2029	345	369
Maryland GO	5.000%	8/1/2029	13,100	14,376
Maryland GO	5.000%	8/1/2029	15,000	16,461
Maryland GO	3.000%	3/1/2030	3,225	3,225
Maryland GO	5.000%	3/1/2030	3,935	4,354
Maryland GO	4.000%	3/15/2030	675	688
Maryland GO	5.000%	3/15/2030	1,360	1,506
Maryland GO	5.000%	3/15/2030	75	83
Maryland GO	4.000%	6/1/2030	15,710	15,740
Maryland GO	5.000%	6/1/2030	710	789
Maryland GO	5.000%	6/1/2030	1,800	1,999
Maryland GO	3.250%	8/1/2030	105	105
Maryland GO	5.000%	8/1/2030	3,995	4,447
Maryland GO	5.000%	8/1/2030	2,990	3,328
Maryland GO	5.000%	3/15/2031	2,895	3,108
Maryland GO	5.000%	3/15/2031	660	724
Maryland GO	5.000%	3/15/2031	15,405	17,240
Maryland GO	3.000%	6/1/2031	45	45
Maryland GO	5.000%	6/1/2031	6,040	6,773
Maryland GO	5.000%	6/1/2031	15,395	17,263
Maryland GO	3.000%	8/1/2031	15	15
Maryland GO	5.000%	8/1/2031	2,490	2,685
Maryland GO	5.000%	8/1/2031	860	947
Maryland GO	5.000%	3/1/2032	2,235	2,477
Maryland GO	3.250%	3/15/2032	20	20
Maryland GO	5.000%	3/15/2032	170	185
Maryland GO	5.000%	3/15/2032	8,000	9,025
Maryland GO	5.000%	3/15/2032	200	214
Maryland GO	5.000%	6/1/2032	575	650
Maryland GO	5.000%	6/1/2032	21,315	24,085
Maryland GO	2.000%	8/1/2032	25	22
Maryland GO	5.000%	8/1/2032	1,335	1,462
Maryland GO	5.000%	3/1/2033	390	429
Maryland GO	3.125%	3/15/2033	1,055	1,033
Maryland GO	4.000%	3/15/2033	70	72
Maryland GO	5.000%	3/15/2033	360	390
Maryland GO	5.000%	6/1/2033	4,380	4,899
Maryland GO	5.000%	6/1/2033	13,200	14,977
Maryland GO	4.000%	8/1/2033	255	259
Maryland GO	5.000%	8/1/2033	525	570
Maryland GO	5.000%	3/1/2034	415	453
Maryland GO	5.000%	3/15/2034	1,085	1,218
Maryland GO	5.000%	6/1/2034	11,670	12,920
Maryland GO	5.000%	8/1/2034	1,000	1,078
Maryland GO	5.000%	3/1/2035	960	1,037
Maryland GO	5.000%	3/15/2035	125	139
Maryland GO	5.000%	6/1/2035	1,715	1,877
Maryland GO	5.000%	3/1/2036	3,740	4,004
Maryland GO	5.000%	6/1/2036	14,975	16,238
Maryland GO	5.000%	6/1/2036	9,705	10,728
Maryland GO	5.000%	3/15/2037	20,000	21,664
Maryland GO	5.000%	6/1/2038	5,000	5,476
Maryland GO	5.000%	6/1/2039	5,000	5,435
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	5,000	5,003
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2047	13,030	11,344
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2051	18,365	4,546
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	6,280	3,987
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2052	1,365	320
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	1,240	1,048
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/2053	970	215
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2054	2,800	2,807
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/2047	7,200	7,216
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,070	1,081
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	9,500	9,699
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/2026	2,375	2,419
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/2028	915	977
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	10,000	10,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	8,170	5,167
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	20	14
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2051	10,530	10,542
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	4,000	4,215
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/2026	1,660	1,656
	Montgomery County MD GO	5.000%	10/1/2027	3,105	3,277
	Montgomery County MD GO	5.000%	12/1/2027	9,995	10,588
	Montgomery County MD GO	5.000%	12/1/2033	10,725	12,183
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,269
	Prince George's County MD GO	5.000%	7/15/2027	850	892
	Prince George's County MD GO	5.000%	7/15/2028	950	1,021
	Prince George's County MD GO	3.000%	9/15/2028	65	65
	Prince George's County MD GO	5.000%	7/15/2029	830	888
	Prince George's County MD GO	3.000%	9/15/2029	425	426
	Prince George's County MD GO	4.000%	7/15/2030	3,000	3,093
	Prince George's County MD GO	5.000%	7/15/2031	215	228
	Prince George's County MD GO	3.000%	7/15/2035	1,620	1,496
	Prince George's County MD GO	3.000%	7/15/2036	1,980	1,790
	Prince George's County MD GO	5.000%	7/15/2036	1,725	1,790
	Prince George's County MD GO	5.000%	7/1/2038	4,280	4,565
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/2036	205	187
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/2037	105	96
					800,301
Massachusetts (4.5%)
	Andover MA GO	2.000%	9/15/2038	1,095	795
	Attleboro MA GO	2.625%	10/15/2050	3,330	2,047
	Braintree MA GO	2.125%	10/15/2037	2,205	1,693
	Braintree MA GO	2.125%	10/15/2038	2,250	1,672
	Braintree MA GO	2.125%	10/15/2039	2,300	1,654
	Braintree MA GO	2.125%	10/15/2040	2,350	1,643
	Commonwealth of Massachusetts GO	5.000%	8/1/2025	3,315	3,315
	Commonwealth of Massachusetts GO	5.000%	9/1/2025	1,565	1,568
	Commonwealth of Massachusetts GO	5.000%	9/1/2025	1,690	1,693
[2]	Commonwealth of Massachusetts GO	5.250%	9/1/2025	1,850	1,854
	Commonwealth of Massachusetts GO	5.000%	10/1/2025	265	266
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2025	340	342
	Commonwealth of Massachusetts GO	5.000%	11/1/2025	810	815
	Commonwealth of Massachusetts GO	5.000%	1/1/2026	630	637
	Commonwealth of Massachusetts GO	5.000%	3/1/2026	1,270	1,289
	Commonwealth of Massachusetts GO	5.000%	5/1/2026	1,695	1,728
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	7,725	7,908
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	4,315	4,417
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	2,890	2,959
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	165	169
	Commonwealth of Massachusetts GO	5.000%	7/1/2026	12,800	13,104
	Commonwealth of Massachusetts GO	5.000%	9/1/2026	4,650	4,774
	Commonwealth of Massachusetts GO	5.000%	10/1/2026	3,645	3,755
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	9,980	10,304
	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,365	1,409
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/2026	1,000	1,032
	Commonwealth of Massachusetts GO	5.000%	12/1/2026	8,825	9,131
	Commonwealth of Massachusetts GO	5.000%	1/1/2027	1,385	1,436
	Commonwealth of Massachusetts GO	5.000%	5/1/2027	585	611
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,065	2,167
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	25,450	26,030
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	2,370	2,487
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	3,440	3,610
	Commonwealth of Massachusetts GO	5.000%	7/1/2027	1,635	1,716
	Commonwealth of Massachusetts GO	5.000%	9/1/2027	1,815	1,914
	Commonwealth of Massachusetts GO	5.000%	10/1/2027	255	269
	Commonwealth of Massachusetts GO	5.000%	11/1/2027	375	397
	Commonwealth of Massachusetts GO	3.000%	12/1/2027	3,885	3,914
	Commonwealth of Massachusetts GO	5.000%	1/1/2028	1,675	1,780
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	440	471
	Commonwealth of Massachusetts GO	5.000%	5/1/2028	1,000	1,071
	Commonwealth of Massachusetts GO	3.000%	7/1/2028	140	140
	Commonwealth of Massachusetts GO	3.250%	7/1/2028	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	9,365	9,573
	Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,855	3,069

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/2028	2,185	2,349
Commonwealth of Massachusetts GO	5.000%	9/1/2028	2,750	2,967
Commonwealth of Massachusetts GO	5.000%	9/1/2028	1,710	1,845
Commonwealth of Massachusetts GO	5.000%	11/1/2028	6,350	6,875
Commonwealth of Massachusetts GO	5.000%	3/1/2029	5,485	5,980
Commonwealth of Massachusetts GO	5.000%	3/1/2029	4,000	4,361
Commonwealth of Massachusetts GO	5.000%	5/1/2029	390	427
Commonwealth of Massachusetts GO	5.000%	5/1/2029	1,500	1,641
Commonwealth of Massachusetts GO	5.000%	7/1/2029	4,890	4,994
Commonwealth of Massachusetts GO	5.000%	7/1/2029	3,595	3,946
Commonwealth of Massachusetts GO	5.000%	7/1/2029	1,230	1,350
Commonwealth of Massachusetts GO	5.000%	9/1/2029	115	127
Commonwealth of Massachusetts GO	5.000%	9/1/2029	410	451
Commonwealth of Massachusetts GO	5.000%	1/1/2030	65	69
Commonwealth of Massachusetts GO	5.000%	1/1/2030	495	534
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,350	1,501
Commonwealth of Massachusetts GO	5.000%	7/1/2030	1,775	1,978
Commonwealth of Massachusetts GO	5.000%	9/1/2030	40	45
Commonwealth of Massachusetts GO	5.000%	9/1/2030	180	196
Commonwealth of Massachusetts GO	5.000%	10/1/2030	4,075	4,556
Commonwealth of Massachusetts GO	5.000%	11/1/2030	24,900	26,090
Commonwealth of Massachusetts GO	5.000%	11/1/2030	125	140
Commonwealth of Massachusetts GO	5.000%	11/1/2030	1,235	1,382
Commonwealth of Massachusetts GO	5.000%	12/1/2030	10,000	11,201
Commonwealth of Massachusetts GO	5.000%	1/1/2031	1,735	1,859
Commonwealth of Massachusetts GO	5.000%	1/1/2031	110	116
Commonwealth of Massachusetts GO	5.000%	2/1/2031	1,615	1,810
Commonwealth of Massachusetts GO	5.000%	5/1/2031	2,035	2,286
Commonwealth of Massachusetts GO	5.000%	7/1/2031	7,320	7,458
Commonwealth of Massachusetts GO	5.000%	7/1/2031	5,150	5,247
Commonwealth of Massachusetts GO	5.000%	9/1/2031	1,235	1,392
Commonwealth of Massachusetts GO	5.000%	11/1/2031	70	77
Commonwealth of Massachusetts GO	5.000%	12/1/2031	22,000	24,854
Commonwealth of Massachusetts GO	5.000%	1/1/2032	415	442
Commonwealth of Massachusetts GO	5.000%	3/1/2032	16,565	18,682
Commonwealth of Massachusetts GO	5.000%	7/1/2032	360	393
Commonwealth of Massachusetts GO	5.000%	7/1/2032	15	15
Commonwealth of Massachusetts GO	4.000%	9/1/2032	90	90
Commonwealth of Massachusetts GO	5.000%	10/1/2032	2,090	2,367
Commonwealth of Massachusetts GO	4.000%	11/1/2032	6,175	6,271
Commonwealth of Massachusetts GO	5.000%	11/1/2032	2,780	3,150
Commonwealth of Massachusetts GO	5.000%	1/1/2033	225	235
Commonwealth of Massachusetts GO	5.250%	1/1/2033	45	48
Commonwealth of Massachusetts GO	5.000%	5/1/2033	65	74
Commonwealth of Massachusetts GO	5.000%	6/1/2033	10,000	11,354
Commonwealth of Massachusetts GO	4.000%	7/1/2033	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/2033	6,865	6,978
Commonwealth of Massachusetts GO	5.000%	7/1/2033	3,365	3,822
Commonwealth of Massachusetts GO	4.000%	9/1/2033	7,645	7,669
Commonwealth of Massachusetts GO	5.000%	10/1/2033	3,420	3,832
Commonwealth of Massachusetts GO	5.000%	10/1/2033	1,515	1,722
Commonwealth of Massachusetts GO	3.000%	11/1/2033	1,855	1,788
Commonwealth of Massachusetts GO	5.000%	11/1/2033	145	158
Commonwealth of Massachusetts GO	5.000%	11/1/2033	2,995	3,406
Commonwealth of Massachusetts GO	5.250%	1/1/2034	155	166
Commonwealth of Massachusetts GO	4.000%	2/1/2034	350	362
Commonwealth of Massachusetts GO	5.000%	2/1/2034	250	256
Commonwealth of Massachusetts GO	2.000%	3/1/2034	215	183
Commonwealth of Massachusetts GO	5.000%	3/1/2034	1,555	1,767
Commonwealth of Massachusetts GO	5.000%	5/1/2034	3,365	3,771
Commonwealth of Massachusetts GO	5.000%	6/1/2034	15,000	17,053
Commonwealth of Massachusetts GO	3.000%	9/1/2034	140	133
Commonwealth of Massachusetts GO	5.000%	1/1/2035	495	513
Commonwealth of Massachusetts GO	5.000%	1/1/2035	30	32
Commonwealth of Massachusetts GO	5.000%	1/1/2035	690	771
Commonwealth of Massachusetts GO	5.000%	2/1/2035	4,760	4,869
Commonwealth of Massachusetts GO	3.000%	3/1/2035	225	212
Commonwealth of Massachusetts GO	5.000%	3/1/2035	1,855	2,074
Commonwealth of Massachusetts GO	4.000%	4/1/2035	1,845	1,834
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,715	1,898

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/2035	1,980	2,214
Commonwealth of Massachusetts GO	3.000%	7/1/2035	160	150
Commonwealth of Massachusetts GO	5.000%	7/1/2035	1,055	1,198
Commonwealth of Massachusetts GO	3.000%	9/1/2035	100	93
Commonwealth of Massachusetts GO	3.000%	11/1/2035	7,580	7,050
Commonwealth of Massachusetts GO	4.000%	11/1/2035	180	182
Commonwealth of Massachusetts GO	5.000%	12/1/2035	245	249
Commonwealth of Massachusetts GO	5.000%	1/1/2036	3,165	3,315
Commonwealth of Massachusetts GO	5.000%	1/1/2036	355	367
Commonwealth of Massachusetts GO	4.000%	2/1/2036	60	61
Commonwealth of Massachusetts GO	5.000%	2/1/2036	5,365	5,477
Commonwealth of Massachusetts GO	3.000%	3/1/2036	535	493
Commonwealth of Massachusetts GO	5.000%	4/1/2036	3,000	3,068
Commonwealth of Massachusetts GO	5.000%	5/1/2036	1,550	1,694
Commonwealth of Massachusetts GO	5.000%	6/1/2036	5,000	5,599
Commonwealth of Massachusetts GO	5.000%	7/1/2036	510	542
Commonwealth of Massachusetts GO	4.000%	9/1/2036	380	380
Commonwealth of Massachusetts GO	4.000%	9/1/2036	635	629
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	55
Commonwealth of Massachusetts GO	5.000%	1/1/2037	175	180
Commonwealth of Massachusetts GO	5.000%	1/1/2037	3,535	3,863
Commonwealth of Massachusetts GO	5.000%	5/1/2037	4,725	5,161
Commonwealth of Massachusetts GO	4.000%	9/1/2037	450	445
Commonwealth of Massachusetts GO	4.000%	9/1/2037	185	183
Commonwealth of Massachusetts GO	5.000%	9/1/2037	1,015	1,050
Commonwealth of Massachusetts GO	5.000%	10/1/2037	700	752
Commonwealth of Massachusetts GO	5.000%	12/1/2037	2,985	3,022
Commonwealth of Massachusetts GO	5.000%	1/1/2038	3,010	3,090
Commonwealth of Massachusetts GO	5.000%	3/1/2038	4,060	4,392
Commonwealth of Massachusetts GO	4.000%	4/1/2038	50	49
Commonwealth of Massachusetts GO	5.000%	5/1/2038	1,495	1,604
Commonwealth of Massachusetts GO	5.000%	7/1/2038	4,500	4,717
Commonwealth of Massachusetts GO	5.000%	8/1/2038	1,830	1,977
Commonwealth of Massachusetts GO	3.250%	9/1/2038	1,660	1,502
Commonwealth of Massachusetts GO	5.000%	9/1/2038	13,000	13,399
Commonwealth of Massachusetts GO	3.000%	11/1/2038	9,060	7,830
Commonwealth of Massachusetts GO	5.000%	11/1/2038	9,510	9,720
Commonwealth of Massachusetts GO	5.000%	12/1/2038	1,670	1,688
Commonwealth of Massachusetts GO	5.000%	1/1/2039	50	51
Commonwealth of Massachusetts GO	5.000%	1/1/2039	1,215	1,254
Commonwealth of Massachusetts GO	3.250%	2/1/2039	2,445	2,196
Commonwealth of Massachusetts GO	5.000%	3/1/2039	6,520	6,988
Commonwealth of Massachusetts GO	5.000%	5/1/2039	4,650	4,982
Commonwealth of Massachusetts GO	3.000%	7/1/2039	2,865	2,437
Commonwealth of Massachusetts GO	3.000%	9/1/2039	150	127
Commonwealth of Massachusetts GO	4.000%	9/1/2039	7,315	7,082
Commonwealth of Massachusetts GO	5.000%	10/1/2039	20	21
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,330	3,653
Commonwealth of Massachusetts GO	5.000%	11/1/2039	705	752
Commonwealth of Massachusetts GO	4.000%	12/1/2039	1,000	965
Commonwealth of Massachusetts GO	5.000%	12/1/2039	18,885	20,201
Commonwealth of Massachusetts GO	3.500%	2/1/2040	1,055	949
Commonwealth of Massachusetts GO	5.000%	4/1/2040	3,000	3,208
Commonwealth of Massachusetts GO	4.000%	5/1/2040	4,500	4,300
Commonwealth of Massachusetts GO	5.000%	7/1/2040	305	316
Commonwealth of Massachusetts GO	5.000%	8/1/2040	1,950	2,059
Commonwealth of Massachusetts GO	5.000%	8/1/2040	6,105	6,481
Commonwealth of Massachusetts GO	3.250%	9/1/2040	1,690	1,467
Commonwealth of Massachusetts GO	3.000%	11/1/2040	600	496
Commonwealth of Massachusetts GO	4.000%	11/1/2040	15	14
Commonwealth of Massachusetts GO	5.000%	11/1/2040	810	859
Commonwealth of Massachusetts GO	5.000%	12/1/2040	11,350	12,069
Commonwealth of Massachusetts GO	5.000%	1/1/2041	15,000	15,242
Commonwealth of Massachusetts GO	3.000%	2/1/2041	1,050	851
Commonwealth of Massachusetts GO	2.000%	3/1/2041	5,000	3,314
Commonwealth of Massachusetts GO	3.000%	4/1/2041	3,105	2,519
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,210	1,265
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,295	1,354
Commonwealth of Massachusetts GO	5.000%	7/1/2041	1,760	1,815
Commonwealth of Massachusetts GO	5.000%	10/1/2041	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	11/1/2041	2,230	2,093
	Commonwealth of Massachusetts GO	5.000%	11/1/2041	2,000	2,026
	Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,090	5,347
	Commonwealth of Massachusetts GO	4.000%	2/1/2042	2,630	2,431
	Commonwealth of Massachusetts GO	2.000%	3/1/2042	2,315	1,481
	Commonwealth of Massachusetts GO	4.000%	4/1/2042	420	388
	Commonwealth of Massachusetts GO	2.000%	9/1/2042	5,365	3,422
	Commonwealth of Massachusetts GO	4.000%	9/1/2042	5,670	5,230
	Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,900	1,918
	Commonwealth of Massachusetts GO	5.000%	11/1/2042	1,785	1,859
	Commonwealth of Massachusetts GO	2.500%	3/1/2043	1,760	1,213
	Commonwealth of Massachusetts GO	5.000%	3/1/2043	5,000	5,171
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,500	1,518
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,660	5,838
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,525	5,699
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	1,045	1,064
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	4,000	4,028
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	3,220	3,276
	Commonwealth of Massachusetts GO	4.000%	2/1/2044	25	23
	Commonwealth of Massachusetts GO	5.000%	3/1/2044	3,500	3,601
	Commonwealth of Massachusetts GO	3.000%	4/1/2044	11,065	8,389
	Commonwealth of Massachusetts GO	4.000%	12/1/2044	7,000	6,277
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	20,000	20,619
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	4,150	3,695
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	10,760	9,572
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	2,520	2,520
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	5,350	5,395
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	855	858
	Commonwealth of Massachusetts GO	4.000%	12/1/2045	290	257
	Commonwealth of Massachusetts GO	5.000%	1/1/2046	11,110	11,134
	Commonwealth of Massachusetts GO	4.000%	2/1/2046	1,765	1,554
	Commonwealth of Massachusetts GO	4.000%	4/1/2046	3,265	2,849
	Commonwealth of Massachusetts GO	5.000%	5/1/2046	1,150	1,153
	Commonwealth of Massachusetts GO	2.375%	9/1/2046	185	115
	Commonwealth of Massachusetts GO	3.000%	9/1/2046	6,020	4,401
	Commonwealth of Massachusetts GO	5.000%	10/1/2046	12,050	12,289
	Commonwealth of Massachusetts GO	4.000%	12/1/2046	30	26
	Commonwealth of Massachusetts GO	3.000%	3/1/2047	11,885	8,566
	Commonwealth of Massachusetts GO	3.000%	4/1/2047	2,445	1,761
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	1,065	1,066
	Commonwealth of Massachusetts GO	5.000%	4/1/2047	13,505	13,513
	Commonwealth of Massachusetts GO	5.250%	4/1/2047	8,850	8,907
	Commonwealth of Massachusetts GO	5.250%	10/1/2047	3,890	4,036
	Commonwealth of Massachusetts GO	5.000%	1/1/2048	9,420	9,422
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	11,605	8,262
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	10,000	7,115
	Commonwealth of Massachusetts GO	4.000%	5/1/2048	7,750	6,696
	Commonwealth of Massachusetts GO	3.000%	7/1/2048	50	36
	Commonwealth of Massachusetts GO	5.000%	7/1/2048	4,925	4,927
	Commonwealth of Massachusetts GO	5.000%	9/1/2048	10,015	10,131
	Commonwealth of Massachusetts GO	5.000%	11/1/2048	30	30
	Commonwealth of Massachusetts GO	3.000%	3/1/2049	200	141
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	4,000	2,814
	Commonwealth of Massachusetts GO	5.000%	5/1/2049	1,250	1,250
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	11,000	11,186
	Commonwealth of Massachusetts GO	5.000%	11/1/2049	215	218
	Commonwealth of Massachusetts GO	2.750%	3/1/2050	18,570	11,988
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	23,600	12,548
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	6,010	6,114
	Commonwealth of Massachusetts GO	5.000%	11/1/2050	10,000	10,002
	Commonwealth of Massachusetts GO	2.125%	4/1/2051	17,005	9,195
	Commonwealth of Massachusetts GO	5.000%	10/1/2051	6,000	6,065
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	9,875	9,952
	Commonwealth of Massachusetts GO	5.000%	10/1/2052	10,000	10,087
	Commonwealth of Massachusetts GO	5.000%	5/1/2053	30,060	30,268
	Commonwealth of Massachusetts GO	5.000%	8/1/2053	2,940	2,965
	Commonwealth of Massachusetts GO	5.000%	10/1/2053	18,140	18,271
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	6,615	6,673
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	10,400	10,471
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2026	18,375	18,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2027	7,460	7,778
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2028	11,075	11,846
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2029	125	137
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	365	408
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2034	19,005	21,289
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2026	325	332
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2041	4,780	4,956
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2044	4,885	5,037
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	10,435	9,376
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2051	5,700	5,753
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2041	1,795	1,800
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	7,010	7,002
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2031	3,005	3,008
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2032	7,375	7,382
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	5,485	4,975
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2045	6,190	6,190
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	16,950	15,009
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	10,000	10,008
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2051	10,185	10,186
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	22,690	22,863
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	13,960	14,128
	Easton MA GO	2.500%	10/15/2046	3,000	1,895
	Gloucester MA GO	2.250%	9/15/2046	300	182
	Greater Fall River Vocational School District (State Qualified General Obligation School Project) GO	5.000%	6/1/2055	1,240	1,246
	Hingham MA GO	2.375%	2/15/2050	2,500	1,465
	Lowell MA GO	3.000%	9/1/2034	1,000	941
	Lowell MA GO	2.250%	9/1/2049	1,670	954
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	2,635	2,696
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/2031	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/2041	15	12
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15,250	15,259
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	13,160	13,471
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	895	939
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	3,040	3,265
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2028	310	335
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/2029	4,135	3,664
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2029	135	149
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2030	170	191
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	70	79
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,860	2,114
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2032	115	133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	8,500	9,718
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	1,015	1,003
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	190	190
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2037	1,960	1,933
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,290	3,614
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2038	2,775	2,696
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2039	105	101
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	95	90
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	1,965	2,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	7,500	7,856
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	8,725	7,937
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	8,000	8,273
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	3,985	3,996
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,395	9,655
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	8,000	8,188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	500	510
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2048	460	476
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	7,300	7,225
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	3,000	3,041
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	13,165	11,391
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	8,065	8,296
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2055	13,000	13,128
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/2026	130	133
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	80	75
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2025	1,030	1,035
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2026	260	266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2026	5,355	5,509
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2027	425	449
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2028	150	162
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	500	508
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2029	1,270	1,281
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2029	1,000	1,102
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2030	145	162
Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2033	23,770	26,816
Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/2034	16,825	19,071
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	2,500	2,840
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	1,505	1,526
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	4,440	5,046
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,500	1,697
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	7,900	8,178
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	13,055	12,802
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	30	32
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	440	388
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	2,100	2,199
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2040	2,040	2,167
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	5,315	5,857
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	320	333
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	2,890	2,670
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	5,095	5,175
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	4,180	3,762
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	24
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	4,000	4,033
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	10,000	9,301
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	3,000	2,680
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2048	4,000	3,471
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,205	6,225
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	6,310	6,442
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,260	5,417
Massachusetts Development Finance Agency College & University Revenue	4.250%	7/1/2055	6,025	5,223
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	9,000	9,250
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	6,185	6,043
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	25,340	28,333
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	3,430	3,712
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	7,875	8,917
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	14,760	16,598
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	3,250	3,251
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2060	5,000	5,010
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	5,000	5,002
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2035	65	75
Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.000%	8/1/2025	22,650	22,650
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	225	225
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2025	1,380	1,381
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2027	2,610	2,612
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/2028	1,200	1,200
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2031	1,905	1,906
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2033	380	388
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2034	125	128
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/2035	4,775	4,743
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2036	50	50
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2037	10,000	9,999
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2037	14,280	14,279
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2039	600	606
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	5,500	5,029
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	14,845	14,970
Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	1,980	1,798
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	3,000	2,716
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2045	135	136
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/2046	5	4
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	3,060	3,058
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	1,850	1,869
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	3,170	2,205
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	4,160	4,158
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/2025	1,450	1,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/2026	20,675	20,955
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/2051	1,810	985
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2027	3,625	3,756
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2028	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2029	160	173
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2030	410	443
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2031	345	371
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2032	285	304
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	1,680	1,783
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	390	412
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2035	1,020	1,073
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2025	280	280
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	265	273
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2027	225	238
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2028	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2029	3,970	4,064
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	2,195	2,293
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2030	250	282
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2031	2,085	2,171
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2031	80	92
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2032	1,085	1,127
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2033	10	11
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2036	40	47
[2]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2037	4,000	4,632
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2038	5,015	5,477
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	830	786
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	265	268
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	940	964
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	13,165	13,506
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/2026	180	185
	Milford MA GO	2.000%	12/1/2038	3,000	2,165
	Sutton MA GO	2.700%	6/1/2030	1,625	1,594
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2025	5,440	5,473
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2026	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2033	85	91
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2035	4,775	4,730
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2039	1,900	1,888
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	1,000	1,001
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	4,250	4,305
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	9,105	8,001
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2047	18,000	18,144
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	10,000	9,956
	Worcester MA GO	2.000%	2/1/2047	7,960	4,523
					1,796,434
Michigan (1.3%)
[2,9]	Detroit City School District GO	6.000%	5/1/2029	5,325	5,730
[2,9]	Detroit City School District GO	5.250%	5/1/2032	1,010	1,125
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	750	753
	Grand Rapids MI GO	5.000%	4/1/2055	7,935	7,962
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	1,060	1,134
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	10,005	11,235
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	30,215	33,756
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	3,920	4,333
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,990	2,123
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	7,500	7,712
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	2,620	2,674
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	105	107
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2031	3,000	3,344
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	1,950	2,188
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	1,000	1,005
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,500	1,685
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	7,250	8,117
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	4,245	4,284
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	21,370	21,144
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	2,655	2,725
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2055	2,590	2,639
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	3,500	3,634
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	10,000	10,027
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2048	7,220	7,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	3,210	3,246
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	1,190	1,225
	Lansing Community College GO	5.000%	5/1/2044	3,000	3,027
	Lansing Community College GO	3.000%	5/1/2049	1,720	1,244
[2]	Lansing MI GO	4.125%	6/1/2048	3,085	2,733
[2]	Lansing MI GO	5.000%	6/1/2048	3,000	3,005
	Michigan Appropriations Revenue GAN	5.000%	3/15/2026	1,050	1,066
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	13,510	14,058
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2050	3,000	2,501
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	3,635	2,969
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	8,890	8,897
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	8,285	6,977
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	1,835	1,572
	Michigan Finance Authority Miscellaneous Taxes Revenue (Local Government Loan Program)	5.000%	7/1/2039	290	290
	Michigan Finance Authority Water Revenue	5.000%	10/1/2027	2,585	2,657
	Michigan Finance Authority Water Revenue	5.000%	10/1/2028	1,350	1,387
	Michigan Finance Authority Water Revenue	5.000%	10/1/2029	6,530	6,708
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/2027	390	410
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	11,600	8,726
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2028	6,750	7,180
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2029	7,000	7,593
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2030	4,000	4,406
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2030	450	461
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2031	6,140	6,818
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2032	8,365	9,361
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	165	169
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2033	5,000	5,622
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2033	680	694
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2034	8,500	9,583
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2037	7,595	8,355
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2037	14,750	16,133
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	2,800	2,822
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/2050	7,000	7,175
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2051	2,960	2,944
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	4/15/2060	5,000	5,101
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2026	4,700	4,838
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2027	240	241
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	1,205	1,211
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	4,640	4,662
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	255	256
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	6,180	6,209
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	6,000	6,028
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2045	350	352
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	10,600	9,258
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	8,500	5,843
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	3,010	3,077
	Michigan State University College & University Revenue	4.000%	2/15/2044	2,740	2,444
	Michigan State University College & University Revenue	4.000%	2/15/2044	1,225	1,093
	Michigan State University College & University Revenue	5.000%	2/15/2048	3,835	3,837
	Michigan State University College & University Revenue	5.250%	2/15/2050	7,000	7,196
	Michigan State University College & University Revenue	5.000%	2/15/2055	10,000	10,036
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2027	3,425	3,620
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2028	4,065	4,391
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	990	1,104
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	275	309
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	1,470	1,626
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	3,400	3,723
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	260	289
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2033	205	226
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	1,205	1,316
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	420	415
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	4,395	4,655
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	1,695	1,666
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	2,270	2,231
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	10,055	9,680
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	18,350	17,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	220	208
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	14,770	13,722
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	3,165	2,804
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	18,715	16,516
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	1,020	905
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2030	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	5,355	5,509
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,605	4,667
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,500	1,538
	Northern Michigan University College & University Revenue	4.000%	6/1/2046	2,000	1,734
	Novi Community School District GO	4.000%	5/1/2047	1,200	1,051
	Oakland University College & University Revenue	5.000%	3/1/2047	3,915	3,772
	University of Michigan College & University Revenue	5.000%	4/1/2026	185	188
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2026	445	452
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,075	4,241
[9]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	3,550	3,560
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	4,500	4,499
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2045	5,000	4,932
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2046	2,395	2,390
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	7,834
	Wayne State University College & University Revenue	5.000%	11/15/2043	20	20
	Wayne State University College & University Revenue	4.000%	11/15/2048	4,625	3,918
					517,562
Minnesota (0.5%)
	Metropolitan Council GAN GO	5.000%	12/1/2025	15,750	15,891
	Metropolitan Council GAN GO	5.000%	12/1/2026	4,355	4,504
	Metropolitan Council GAN GO	5.000%	12/1/2027	10,610	11,219
	Metropolitan Council GAN GO	5.000%	12/1/2028	4,325	4,673
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2026	975	985
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	1,090	1,126
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	280	289
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	1,305	1,344
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	260	258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	8,630	8,606
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	530	570
	Minnesota (State Office Building Project) COP	5.000%	11/1/2039	5,520	5,823
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	6,200	6,388
	Minnesota Appropriations Revenue	5.000%	3/1/2029	490	530
	Minnesota Appropriations Revenue	5.000%	3/1/2030	160	176
	Minnesota GO	5.000%	8/1/2025	3,080	3,080
	Minnesota GO	5.000%	8/1/2025	3,475	3,475
	Minnesota GO	5.000%	8/1/2025	415	415
	Minnesota GO	5.000%	10/1/2025	2,465	2,475
	Minnesota GO	5.000%	8/1/2026	4,280	4,289
	Minnesota GO	5.000%	8/1/2026	3,425	3,511
	Minnesota GO	5.000%	8/1/2026	5,625	5,767
	Minnesota GO	5.000%	8/1/2026	7,160	7,341
	Minnesota GO	5.000%	8/1/2027	255	261
	Minnesota GO	5.000%	9/1/2027	1,825	1,922
	Minnesota GO	5.000%	10/1/2027	1,000	1,055
	Minnesota GO	5.000%	10/1/2028	2,430	2,563
	Minnesota GO	3.000%	10/1/2029	1,000	1,002
	Minnesota GO	5.000%	8/1/2030	4,865	5,416
	Minnesota GO	5.000%	9/1/2030	3,065	3,415
	Minnesota GO	3.000%	10/1/2030	6,060	6,044
	Minnesota GO	5.000%	8/1/2031	2,190	2,466
	Minnesota GO	5.000%	9/1/2031	975	1,098
	Minnesota GO	5.000%	8/1/2032	710	806
	Minnesota GO	5.000%	9/1/2032	6,445	7,208
	Minnesota GO	5.000%	8/1/2033	10,625	12,120
	Minnesota GO	5.000%	8/1/2034	10,605	12,149
	Minnesota GO	5.000%	8/1/2035	2,370	2,662
	Minnesota GO	5.000%	8/1/2036	5,025	5,582
	Minnesota GO	5.000%	8/1/2037	8,235	9,057
	Minnesota GO	4.000%	9/1/2037	2,545	2,578
	Minnesota GO	5.000%	8/1/2038	6,640	7,220
	Minnesota GO	5.000%	8/1/2038	1,250	1,304
	Minnesota GO	5.000%	8/1/2039	1,250	1,298
	Minnesota GO	5.000%	8/1/2039	3,125	3,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/2043	4,605	4,825
	Minnesota GO	5.000%	8/1/2044	2,880	3,001
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2035	50	55
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	20	15
	Osseo Independent School District No. 279 GO	1.625%	2/1/2032	3,215	2,752
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/2041	1,075	730
	Scott County MN GO	3.000%	12/1/2036	1,645	1,453
	University of Minnesota College & University Revenue	5.000%	4/1/2041	1,360	1,368
					197,533
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	6,000	6,531
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	7,925	8,090
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	7,045	6,638
	Mississippi GO	5.000%	10/1/2026	3,550	3,563
	Mississippi GO	5.000%	10/1/2027	2,090	2,203
	Mississippi GO	5.000%	10/1/2028	1,855	1,951
	Mississippi GO	5.000%	10/1/2029	4,480	4,695
	Mississippi GO	5.000%	10/1/2030	1,435	1,500
	Mississippi GO	4.000%	10/1/2035	2,445	2,428
	Mississippi GO	4.000%	10/1/2036	3,130	3,085
	Mississippi GO	4.000%	10/1/2038	50	49
	Mississippi GO, Prere.	5.000%	10/1/2025	1,500	1,506
	Mississippi GO, Prere.	5.000%	10/1/2027	720	758
	Mississippi GO, Prere.	5.000%	10/1/2027	1,030	1,085
	Mississippi GO, Prere.	5.000%	10/1/2027	2,455	2,585
	Mississippi GO, Prere.	5.000%	10/1/2027	6,180	6,508
[2]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	335	355
[2]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/2028	455	482
					54,012
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	400	353
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2025	8,205	8,231
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	4,300	4,314
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2038	2,500	2,449
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2042	2,020	1,825
	Kansas City MO Special Obligation Revenue (Main Streetcar Extension Program)	5.000%	9/1/2032	1,000	1,113
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,055	1,170
	Kansas City MO Water Revenue	5.000%	12/1/2049	6,520	6,621
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	600	624
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2037	400	432
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2038	550	588
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2039	550	587
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/2041	110	111
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2042	10,315	10,423
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,630	1,657
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	2,990	3,047
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2027	140	146
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2028	515	550
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2029	40	44
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2031	555	621
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	2,665	3,009
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	3,690	3,286
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/2028	500	519
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	1,800	1,805
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2026	470	470
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/2027	18,025	18,039
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2031	155	155
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	4,225	4,735
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2032	10,000	10,017
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2034	10,000	10,017
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2036	11,690	13,055
	Springfield School District No. R-12 GO	5.000%	3/1/2037	10,040	10,407
	Springfield School District No. R-12 GO	3.000%	3/1/2039	100	84
	Springfield School District No. R-12 GO	4.000%	3/1/2041	1,675	1,590
	Springfield School District No. R-12 GO	4.000%	3/1/2042	1,960	1,828
	Springfield School District No. R-12 GO	4.000%	3/1/2043	2,500	2,304
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2032	775	856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2033	1,250	1,369
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/2034	1,000	1,086
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2028	2,480	2,683
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2029	1,840	2,036
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2030	450	507
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/2031	385	439
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	3,010	3,085
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,099
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	800	893
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	17,965	20,558
					164,872
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2032	1,840	2,023
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2036	2,000	2,185
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2052	3,000	2,979
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2040	2,330	2,177
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/2051	1,590	1,037
[2]	Fremont School District GO	4.000%	12/15/2033	420	430
[2]	Fremont School District GO	4.000%	12/15/2034	550	559
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/2028	3,265	3,453
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	2,600	2,719
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	765	826
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	715	768
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	5,000	5,450
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	10,170	11,007
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2042	750	585
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2042	6,545	5,963
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	125	125
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,640	4,788
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2046	3,120	2,727
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	9,075	9,135
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	1,515	1,366
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	1,660	1,713
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,670	8,252
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	9,910	10,390
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2050	4,000	4,163
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,405	1,179
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2054	9,925	10,013
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	5,160	5,387
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2042	6,835	6,841
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/2046	4,670	4,672
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	5,000	4,981
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/2050	10,000	8,524
	Sarpy County NE GO	1.500%	6/1/2030	2,390	2,135
	Sarpy County NE GO	1.500%	6/1/2031	2,470	2,145
	Sarpy County NE GO	1.500%	6/1/2031	2,435	2,114
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	6,025	4,965
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	10,795	8,822
					146,598
Nevada (0.4%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	2,010	2,055
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	9,250	10,070
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	4,190	4,561
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	430	459
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	2,235	2,502
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	5,095	5,503
[2]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	4,200	3,948
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	5,000	3,954
	Clark County NV GO	5.000%	11/1/2026	1,015	1,047
	Clark County NV GO	5.000%	11/1/2027	850	873
	Clark County NV GO	5.000%	11/1/2028	105	108
	Clark County NV GO	4.000%	6/1/2031	565	573
	Clark County NV GO	4.000%	11/1/2031	860	868
	Clark County NV GO	4.000%	11/1/2032	1,000	1,006
	Clark County NV GO	5.000%	6/1/2043	16,460	16,612
	Clark County NV GO	4.000%	7/1/2044	11,450	10,097
	Clark County NV GO	4.000%	7/1/2047	9,645	8,217
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	705	748
	Clark County School District GO	5.000%	6/15/2026	395	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County School District GO	5.000%	6/15/2026	2,840	2,898
	Clark County School District GO	5.000%	6/15/2027	3,080	3,105
	Clark County School District GO	5.000%	6/15/2028	4,635	4,676
[2]	Clark County School District GO	5.000%	6/15/2033	1,625	1,752
[1]	Clark County School District GO	3.000%	6/15/2038	5,000	4,161
[2]	Clark County School District GO	3.000%	6/15/2039	3,000	2,455
[2]	Clark County School District GO	3.000%	6/15/2039	800	651
	Clark County Water Reclamation District GO	5.000%	7/1/2053	10,000	10,137
	Henderson NV GO	4.000%	6/1/2050	3,175	2,687
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	17,030	14,182
	Las Vegas Valley Water District GO	5.000%	6/1/2038	1,995	2,149
	Las Vegas Valley Water District GO	5.000%	6/1/2041	9,575	9,612
	Las Vegas Valley Water District GO	5.000%	6/1/2044	1,345	1,388
	Las Vegas Valley Water District GO	4.000%	6/1/2046	590	516
	Las Vegas Valley Water District GO	5.000%	6/1/2046	20,620	20,624
	Las Vegas Valley Water District GO	4.000%	6/1/2051	3,625	3,069
	Nevada GO	5.000%	10/1/2025	4,025	4,042
	Nevada GO	2.000%	5/1/2041	2,030	1,320
	Nevada GO	5.000%	5/1/2041	5,605	5,840
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	3,275	3,341
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2028	1,170	1,189
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	1,935	2,003
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	100	101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	4,000	4,014
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	425	435
					179,946
New Hampshire (0.1%)
[2]	Manchester NH Sewer Revenue	5.250%	6/1/2054	4,000	4,116
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2032	4,400	4,940
	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	6/1/2035	7,000	7,875
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	30,520	34,431
					51,362
New Jersey (4.7%)
	Essex County NJ GO	2.000%	9/1/2042	1,000	634
	Essex County NJ GO	2.125%	9/1/2045	1,000	609
	Essex County NJ GO	2.000%	9/1/2048	3,900	2,175
[2]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	2,640	2,777
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2025	40	40
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2027	8,155	7,605
[2]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	770	694
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,019
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/2051	600	601
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2046	1,195	1,077
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	4,500	3,882
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/2031	640	672
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	5,520	5,574
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/13/2026	15,000	15,115
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	665	670
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	6,735	6,739
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	3,700	3,816
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/2027	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	3,640	3,644
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	13,710	14,224
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	8,850	9,402
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2028	2,985	2,989
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	8,180	8,474
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	400	388
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	1,950	1,911
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	3,190	3,220
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	1,720	1,669
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2043	2,195	2,200
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	3,810	3,262
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	6,000	5,512
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2050	1,070	892
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	3,015	2,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2044	1,800	1,804
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2049	180	177
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	1,220	1,256
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	595	615
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	285	294
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,715	5,941
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	1,815	1,887
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	5,090	5,291
[2]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	2,350	2,373
[10]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	7,500	7,716
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,110	5,183
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	25,000	26,523
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,000	1,102
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,250	1,373
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2025	1,220	1,224
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2025	2,100	2,113
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/2026	3,490	3,595
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	4,145	4,269
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	110	115
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	3,210	3,039
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	9,215	8,582
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	30	26
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2033	85	90
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2034	3,890	4,075
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/2044	600	601
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2033	1,220	1,333
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/2047	12,000	12,210
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	11,375	11,362
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2029	1,230	1,292
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	2,300	2,291
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	130	129
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2047	2,400	2,331
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,035	4,216
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,500	1,567
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2026	600	613
[1]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/2039	15	14
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	6,055	6,069
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2027	12,620	13,114
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	575	600
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2032	7,290	8,193
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2035	1,760	1,975
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2037	1,045	1,150
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2038	5,280	5,751
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	1,000	668
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	22,565	23,892
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	6,965	7,263
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2044	7,655	7,954
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2045	445	405
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,030	1,028
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	1,030	700
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	7,745	6,804
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	26,345	27,306
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	13,605	15,047
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,680	14,202
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	740	714
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	770	783
	New Jersey GO	2.000%	6/1/2026	2,000	1,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/2026	21,560	22,022
	New Jersey GO	2.000%	6/1/2027	5,000	4,917
	New Jersey GO	5.000%	6/1/2027	19,395	20,317
	New Jersey GO	5.000%	6/1/2028	18,260	19,538
	New Jersey GO	5.000%	6/1/2029	29,950	32,701
	New Jersey GO	5.000%	6/1/2029	4,810	5,013
	New Jersey GO	4.000%	6/1/2030	16,840	17,815
	New Jersey GO	4.000%	6/1/2031	25,035	26,538
	New Jersey GO	3.000%	6/1/2032	19,305	18,821
	New Jersey GO	4.000%	6/1/2032	9,160	9,710
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2043	1,640	994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	7,060	7,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,510	2,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	2,000	2,043
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,015	1,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	5,625	5,415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2026	5,120	5,290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	10,335	10,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,035	4,218
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	2,115	2,211
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	10,900	10,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	5,000	4,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,715	2,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	2,120	2,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	15,650	15,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	14,825	15,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,195	1,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	5,000	5,337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,035	1,105
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	11,535	10,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,335	2,119
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	3,705	3,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	6,220	6,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	1,500	1,616
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,475	2,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	33,865	34,524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,000	3,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,130	1,228
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	23,890	21,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	21,085	18,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2029	2,580	2,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,315	5,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,150	1,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	625	687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	4,900	5,387
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	1,360	1,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	5,985	5,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	7,770	8,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,570	1,581
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	23,000	23,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,905	3,214
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	27,500	22,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	4,485	3,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	3,585	3,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	775	833
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	360	394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	755	837
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	5,010	5,557
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	4,785	3,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,435	17,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	1,140	1,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	5,000	5,541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	1,750	1,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	4,410	4,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	1,695	1,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	4,250	4,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	4,660	3,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	10,425	10,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	11,325	11,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	6,600	7,086
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	590	388
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,450	4,238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	2,440	2,382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	9,505	10,115
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	5,760	3,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	445	275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	5,700	6,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	1,600	1,696
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,420	3,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,260	1,309
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	115	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	1,515	1,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	4,505	2,443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	130	125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	4,025	3,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	8,545	7,877
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	3,870	3,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	4,065	3,729
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	4,280	2,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	3,775	3,378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	6,000	5,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/2046	2,435	2,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2030	3,190	3,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,000	5,532
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	230	253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,695	1,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	1,660	1,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,500	1,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	6,500	7,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,040	1,133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	5,015	5,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,020	1,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	2,465	2,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	5,000	5,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	6,635	6,477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	1,845	1,956
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,000	1,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2037	4,930	4,729
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,085	1,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	1,535	1,632
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	5,650	5,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,000	1,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	1,500	1,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	1,535	1,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	810	742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	1,005	1,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,500	6,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	1,970	1,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	2,000	2,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,250	3,313
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	3,065	3,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,195	1,214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	3,170	3,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	2,000	1,808
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2044	6,000	6,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	6,085	5,230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	14,135	14,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	3,255	3,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/2049	3,370	3,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	2,000	1,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	275	232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,325	9,493
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	6,250	6,199
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	3,830	4,057
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,340	3,204
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2037	1,000	1,043
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	6,190	5,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	1,200	1,243
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	360	305
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	2,045	1,901
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	6,000	6,179
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	10,825	9,920
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	2,280	2,336
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	19,140	16,720
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	8,720	8,713
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	11,555	9,997
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	5,000	5,022
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	3,920	3,056
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	6,115	4,201
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	210	148
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	8,345	7,036
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2050	6,110	6,090
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	22,010	24,413
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	29,025	32,061
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	1,255	1,359
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	20,000	21,924
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	14,045	15,218
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	6,515	6,907
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	26,000	27,812
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,615	3,796
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	10,060	10,644
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	7,525	7,887
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	5,000	5,348
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	1,650	1,557
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,000	10,392
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	2,770	2,895
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	10,010	10,533
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,475
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	5,000	5,119
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	2,340	2,431
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2030	4,000	4,398
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,541
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	5,000	5,085
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	4,355	4,385
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	7,500	6,454
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	15,000	15,251
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,500	6,362
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	30,000	30,389
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	1,195	920
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2033	1,630	1,193
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	980	532
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	23,825	12,086
[6,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	2,040	1,967
[2,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	760	733
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	175	103
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	26,425	14,521
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2026	3,335	3,368
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	4,150	4,295
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	760	786
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,350	3,467
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2027	1,465	1,522
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	14,700	15,135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,220	1,290
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	6,755	7,143
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2028	195	208
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	1,480	1,561
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	580	612
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,275	3,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	20,680	22,290
[2]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2029	800	871
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	12,615	13,797
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	20,000	22,123
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	10,000	11,149
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	16,270	18,140
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	6,500	7,288
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	3,085	3,447
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	4,500	5,060
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	605	608
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	6,010	6,041
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	3,950	4,075
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	3,924
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,420	2,690
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2037	1,050	1,040
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	6,885	7,069
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	1,645	1,449
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	5,000	5,374
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	18,255	16,714
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	175	160
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	13,195	13,706
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	4,145	4,278
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,300	5,495
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	6,750	6,927
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,780	5,954
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,500	7,666
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	5,305	5,439
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	5,030	4,773
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	6,690	6,719
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	17,000	17,578
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	18,375	15,486
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	4,015	4,114
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	7,950	6,817
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	17,500	18,026
[4]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	425	451
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	1,040	1,094
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	2,440	2,649
[4]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/2025	2,000	2,000
	Sayreville Borough NJ GO	2.000%	11/1/2031	1,390	1,234
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,020	7,995
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	20	19
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	10,000	8,290
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,400	1,419
					1,908,762
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	1,555	1,589
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2026	2,880	2,944
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,015	1,064
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	1,685	1,766
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	2,370	2,540
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	4,245	4,549
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	1,120	1,192
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	6,355	6,951
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	740	822
	New Mexico GO	5.000%	3/1/2032	955	1,075
	New Mexico GO	5.000%	3/1/2033	655	741
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	445	467
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	10,000	10,696
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	1,545	1,652
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	875	954
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	50	56
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	210	235
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2032	20,000	21,794
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2033	17,125	18,522
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2034	10,000	10,755
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2035	5,000	5,347
					95,711

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York (24.1%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2025	210	211
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	2,000	2,298
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	1,500	1,733
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	2,590	2,692
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	5,065	5,246
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	2,465	2,493
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	110	110
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	3,035	2,641
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,435	3,490
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	3,000	3,048
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	15	16
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2029	460	500
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	5,015	5,506
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	3,000	3,319
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	630	632
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,190	1,232
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	7,145	7,245
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	10,000	11,138
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	14,060	14,666
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	95	96
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	5,510	6,048
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	1,515	1,649
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	2,020	2,264
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	6,775	6,985
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,230	1,233
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,220	2,417
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	1,895	1,971
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	2,180	2,450
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	1,700	1,703
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	7,730	8,339
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	6,565	7,035
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	6,550	6,610
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	1,070	1,079
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	455	467
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	865	867
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	3,915	3,960
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	425	443
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	10,010	11,278
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	2,355	2,364
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	120	123
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	265	268
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	1,370	1,422
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	4,565	4,849
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	3,090	3,282
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	135	148
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	5,820	5,802
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	490	484
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	6,375	6,560
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,460	1,541
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	3,810	3,935
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	140	152
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	5,770	5,687
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	6,015	5,891
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	1,550	1,528
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	4,670	4,899
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	965	992
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	175	192
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	140	136
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	425	435
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	420	455
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	6,410	6,105
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,280	2,172
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	66
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	65	66
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,420	2,000
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	19,560	16,164
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	2,090	1,951
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	7,415	7,520
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	3,700	3,758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	1,490	1,367
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	3,555	3,613
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	7,395	7,492
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	160	162
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	13,675	12,381
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,330	2,347
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	7,270	7,348
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,435	2,465
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	8,800	7,874
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,630	1,443
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	6,395	6,450
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	7,795	7,979
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	12,550	11,008
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	490	493
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	120	120
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	10,000	10,139
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	3,675	3,227
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,210	11,600
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	7,715	6,722
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	16,510	16,548
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	12,280	12,302
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	6,175	5,366
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	5,520	4,773
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	8,965	7,800
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	6,025	4,310
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	1,650	1,425
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	10,415	7,352
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	2,145	1,839
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	3,345	3,348
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	28,815	24,555
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	1,185	1,010
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	4,845	3,358
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	13,325	9,218
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	1,200	1,020
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	5,090	5,069
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2056	10,000	10,017
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	14,000	13,921
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	2,985	3,034
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	945	985
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	1,570	1,575
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	235	236
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	1,350	1,354
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	705	707
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	380	381
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	12,500	12,700
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	220	224
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	290	302
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	600	626
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	2,675	2,767
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	2,780	2,803
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	6,220	6,256
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	12,000	12,108
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	9,060	9,109
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2030	50	55
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2032	250	279
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	510	537
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	785	821
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	495	533
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	3,005	2,900
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	965	1,000
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	4,720	4,488
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	7,485	6,120
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	2,165	1,726
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	9,175	9,340
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	18,140	14,115
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2042	1,805	1,629
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	675	600
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	17,525	15,886
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	10,905	9,593
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	5,710	5,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,000	8,700
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	620	550
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,780	2,397
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	3,415	3,003
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	2,000	1,746
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	2,560	1,774
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	7,855	5,399
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	6,070	3,758
[1]	Genesee County NY GO	3.000%	3/15/2036	1,000	897
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2047	780	765
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2026	145	147
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	7,070	7,314
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	3,990	4,126
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	2,605	2,690
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2031	2,140	2,206
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	4,460	4,589
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	910	935
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	1,230	1,261
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	890	891
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	205	209
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	5,845	5,952
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	2,105	2,134
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	22,795	22,921
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	2,050	1,793
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	9,025	9,045
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	5,190	3,341
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	14,565	12,627
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/2025	6,645	6,631
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	95	100
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2028	360	329
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	1,705	1,747
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	335	350
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	285	299
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	285	297
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	1,515	1,594
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	240	274
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	385	404
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	1,655	1,728
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	1,375	1,399
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5,685	6,292
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	1,000	968
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	8,195	8,431
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	5,120	5,417
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	5,000	5,230
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	1,765	1,776
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,280	2,360
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,005	3,100
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	7,410	7,570
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,060	1,060
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	7,370	7,335
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	8,360	8,306
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	5,125	5,152
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	3,500	3,493
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	5,865	5,758
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	14,995	14,520
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	19,500	18,819
[2]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	40	39
[2]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2026	70	68
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2025	2,180	2,196
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2026	360	372
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2027	520	536
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	715	736
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2029	580	597
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	650	668
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	3,370	3,456
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	490	502
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	1,010	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	1,690	1,747
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	125	129
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,175	1,199
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	180	185
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	495	505
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	2,195	2,236
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	15,445	15,650
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	10,250	10,888
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	10,315	10,838
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	850	856
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	550	555
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	8,035	8,352
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	10,125	10,424
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	13,995	14,007
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	1,425	1,426
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5,450	5,456
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	10,010	10,069
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	10,000	10,037
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,785	1,524
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	5,000	4,839
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	8,360	7,112
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	250	211
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	3,235	2,726
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	675	675
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	2,270	1,910
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	14,695	11,327
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	1,765	1,777
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	2,075	2,089
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	15,715	15,819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	475	478
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	280	282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	1,000	1,007
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	3,175	3,196
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,150	2,215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	1,465	1,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,985	3,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	835	860
[2]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2026	10,000	10,326
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	2,915	2,930
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	9,040	9,525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	675	703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	255	263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	535	551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,550	1,596
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,595	4,936
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	500	518
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,665	1,789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,255	1,291
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	16,235	17,255
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2028	5,000	5,029
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	4,440	3,871
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,995	4,239
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	780	783
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,906
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2029	260	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,065	5,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,040	5,331
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	2,075	2,084
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	545	547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	365	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	7,265	7,645
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,000	3,334
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	25,870	19,756
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	1,135	1,034
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	650	654
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	1,170	1,174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	250	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	720	754
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,010	5,583
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	12,135	8,806
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,645	7,672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	3,710	3,866
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	7,880	8,502
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	5,000	5,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,310	4,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	5,000	5,560
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	12,075	11,953
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	20,215	20,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	780	781
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,735	1,760
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	1,920	1,626
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	6,190	5,994
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15,055	16,022
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	820	682
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	6,625	6,328
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,705	5,764
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,110	5,377
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	6,805	6,380
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	695	649
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	1,170	586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	5,115	5,223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	7,330	7,566
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	890	418
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	3,420	3,110
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	105	107
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	1,000	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	3,000	3,083
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	400	316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	3,000	3,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	4,000	4,074
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	27,720	24,237
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,010	859
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,560	1,363
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	445	377
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	4,550	4,568
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	4,750	4,872
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,500	7,327
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,940	1,682
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,745	1,745
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	805	665
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,703
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	24,375	23,161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,000	994
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,055	1,046
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	3,000	3,048
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	405	266
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	4,180	3,477
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	935	766
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,800	4,847
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,535	4,654
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,020	1,691
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	250	244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	155	151
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	5,045	4,235
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	19,600	20,164
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	6,635	5,524
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,000	8,254
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	45	36
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	4,540	3,800
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	8,405	8,170
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	12,600	10,398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,000	4,917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2049	2,340	2,269
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,550	3,729
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	10,000	8,140
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	8,995	8,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	1,395	1,139
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	2,500	2,419
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	12,715	10,263
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	4,525	4,356
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	14,150	14,141
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,000	6,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	3,640	3,493
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	9,655	9,503
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	1,610	1,585
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	4,935	4,939
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	9,330	9,800
[5]	Metropolitan Transportation Authority Transit Revenue VRDO	2.750%	8/1/2025	44,800	44,800
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2037	1,000	1,001
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	5,470	4,951
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	300	272
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,925	15,519
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	7,695	7,705
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	8,145	8,089
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	485	546
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	1,030	1,166
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	990	1,053
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	630	707
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	1,250	1,316
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2033	1,535	1,708
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	740	816
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	4,085	4,222
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2035	1,310	1,432
	Nassau County NY GO	5.000%	10/1/2027	980	1,035
	Nassau County NY GO	4.000%	4/1/2043	110	99
	Nassau County NY GO	4.125%	4/1/2047	2,900	2,582
[2]	Nassau County NY GO	5.000%	7/1/2049	8,000	8,036
	Nassau County NY GO	4.250%	4/1/2052	6,090	5,381
	Nassau County NY GO	4.000%	4/1/2053	5,000	4,237
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	1,860	1,600
[5]	New York City Industrial Development Agency Lease (Appropriation) Revenue (New York Stock Exchange Project) VRDO	2.750%	8/1/2025	10,625	10,625
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	2,000	1,888
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	3,000	2,616
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	1,925	1,374
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	25	20
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	30	22
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	3,875	4,164
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	2,150	2,337
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,785	2,832
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	500	450
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	1,475	1,117
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	790	677
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	7,100	5,899
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	6,140	4,974
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	1,550	1,336
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	4,610	3,164
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	11,665	7,871
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	3,500	2,443
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2044	250	91
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	4,060	4,154
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	420	441
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	6,690	6,749
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,635	1,650
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	530	557
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	1,815	1,831
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	3,790	3,919
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	550	591
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	440	473
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	715	739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	240	258
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	260	274
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	140	148
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	4,040	4,441
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5,220	5,738
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	610	681
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	865	966
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	285	318
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	795	888
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	170	190
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	2,225	2,506
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	770	867
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	810	840
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	70	78
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	6,590	7,423
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	7,075	7,155
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	6,755	6,793
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	525	565
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	3,215	3,354
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	7,095	7,845
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,025	1,131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	415	458
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	1,055	1,092
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	120	136
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	2,325	2,642
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	1,410	1,422
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	4,565	4,714
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	1,250	1,329
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	570	625
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	45	51
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	6,590	7,533
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	25	26
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	2,060	2,070
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	5,005	5,609
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,970	2,175
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	1,635	1,866
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	7,665	7,699
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,205	2,389
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	3,725	4,244
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	565	626
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	345	363
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	2,935	3,344
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	10,000	11,394
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	8,670	7,848
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	260	260
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,085	2,135
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,510	3,524
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	3,360	3,532
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10,280	11,673
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,825	25,131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,110	6,938
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2036	7,020	7,221
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	470	412
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2037	300	283
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	150	146
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	130	128
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	7,740	7,642
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,370	2,422
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	805	822
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	135	140
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,450	1,481
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	4,770	5,275
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	4,485	4,606
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	22,400	22,981
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2038	240	220
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,855	4,946
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,060	1,095
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	4,485	4,580
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	45	47

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,042
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	3,650	3,425
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	1,650	1,656
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	2,385	2,451
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,550	4,851
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	4,900	5,284
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	2,455	2,770
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	275	224
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	1,020	895
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	17,395	16,460
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,180	6,794
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,470	1,475
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,010	2,059
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	7,075	7,235
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,225	6,360
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,050	8,189
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	16,605	16,892
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	9,050	8,313
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,675	2,457
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,040	1,895
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	7,997
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	6,195	5,662
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,810	8,968
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	10,755	9,830
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	9,030	8,179
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	10,755	11,159
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20,990	15,563
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	10,520	9,155
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	2,000	1,803
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	2,675	2,703
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	55	56
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	340	265
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	3,165	2,718
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	15,040	13,410
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	5,000	4,458
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,075	1,078
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	14,620	14,713
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	1,720	1,736
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	9,055	9,205
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	3,485	2,505
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	5,050	4,290
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	20,055	17,213
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	250	216
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	9,570	8,655
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	10,530	10,565
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,810	5,875
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	1,475	1,484
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,185	5,338
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	335	272
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	2,125	1,789
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	385	324
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	45	39
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	9,110	8,182
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	8,380	7,354
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	16,580	16,654
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	10,015	9,999
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	1,000	1,008
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	800	807
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	15,250	15,674
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	7,265	5,608
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	3,930	3,075
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2048	1,910	1,610
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	16,820	16,838
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	20,000	20,027
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	7,370	7,405
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	3,170	3,204
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	5,825	5,889
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2049	20	14
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	11,850	9,933
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,250	4,451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	2,625	2,226
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	5,540	4,697
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	18,875	18,889
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	3,055	3,057
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	5,100	5,104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	7,685	7,758
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,040	712
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	102
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	150	102
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	1,950	1,695
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	10,560	9,133
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	40	35
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	10,955	10,958
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	230	230
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	5,000	5,162
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	25	17
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	11,005	9,520
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,325
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	11,305	11,324
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	26,170	26,371
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	17,560	15,000
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	8,100	8,118
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	5,000	5,035
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	19,255	19,657
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	4,000	3,552
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,670	13,037
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	6,110	5,197
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	18,400	18,822
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	5,000	5,135
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	5,000	5,146
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	1,125	1,135
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	280	283
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	490	513
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	1,505	1,576
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/2027	890	932
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	1,000	1,025
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	350	359
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	2,105	2,213
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	165	173
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	4,920	5,150
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	390	419
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	6,085	6,543
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	4,720	4,936
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	700	748
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	885	886
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	3,625	3,865
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	210	235
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	1,760	1,836
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	660	687
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	1,285	1,364
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	155	176
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	125	125
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	7,000	7,265
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	260	290
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	5,805	6,140
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	1,660	1,662
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	5,460	5,759
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	500	553
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	260	292
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	4,200	4,204
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	5,750	6,039
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	85	95
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	30,600	31,581
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	1,050	1,051
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	2,800	2,882
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	28,960	30,284
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	1,895	1,870
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	170	169
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	7,060	7,352

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	635	625
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	3,600	3,734
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	50	41
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2040	16,385	16,390
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2041	600	600
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	16,200	11,128
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	90	95
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	1,090	1,172
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	1,335	1,427
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	220	235
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	155	156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	1,390	1,392
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	430	458
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	415	419
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	565	600
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	910	966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	400	401
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/2032	750	735
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	485	513
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	850	896
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	1,375	1,376
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	680	714
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	3,715	3,718
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	190	192
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,280	2,401
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	165	164
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	1,160	1,149
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	250	250
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	175	184
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,385	5,245
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	6,515	6,567
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	345	345
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	2,445	2,345
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	6,605	6,075
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2040	10,075	10,078
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	2,780	2,498
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,625	4,688
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	2,830	2,869
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	7,035	7,037
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	7,390	7,419
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	10,060	8,617
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	3,000	2,605
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	1,890	1,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	1,005	1,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	1,080	1,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	2,600	2,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,990	2,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	795	820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	20,790	21,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	2,665	2,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,875	1,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,280	1,321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	14,770	15,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	695	698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	860	897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	1,025	1,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	5,655	5,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,135	10,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	4,315	4,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	10,570	11,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	3,615	3,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	790	848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	175	175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,475	1,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	2,455	2,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	7,880	8,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	3,895	4,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	1,015	1,095

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	140	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	1,125	1,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	390	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,825	1,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	210	210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	1,550	1,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	6,680	7,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,250	3,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,100	1,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,190	4,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,000	3,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,830	5,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	4,870	5,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,780	1,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	5,185	5,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	1,955	1,977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	680	707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	6,700	6,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2030	1,485	1,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	355	354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,840	6,069
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	960	1,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	350	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	5,225	5,809
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	260	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	595	661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	860	869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	5,415	5,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	265	268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	1,605	1,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	2,120	2,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	2,050	2,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,625	1,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,110	1,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	195	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	2,850	2,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	12,795	13,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	3,015	3,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	370	415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	205	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	3,005	3,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	4,520	4,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,560	2,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,575	3,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	395	432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	2,080	2,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	5,485	5,485
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	165	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,845	3,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,140	1,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	6,790	7,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,190	3,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	1,575	1,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	695	697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	1,025	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,360	1,403
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,370	1,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	1,505	1,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,610	2,839
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	6,085	6,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	5,000	5,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	1,300	1,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	7,480	7,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	730	793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	16,450	17,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	10,195	11,049

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	6,075	6,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,160	5,748
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	3,700	3,733
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,500	2,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	2,450	2,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	780	811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	3,625	3,889
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	510	547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,430	2,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	1,025	1,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	2,085	2,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	315	325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	285	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,065	3,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	3,245	3,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	2,545	2,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,430	1,435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	420	452
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,355	1,434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	6,125	6,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	375	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	1,775	1,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	2,135	2,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	160	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	755	806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	2,390	2,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	11,535	11,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	3,300	3,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	1,875	1,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,475	2,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,395	5,893
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/2035	100	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	205	205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	3,000	3,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,155	1,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	1,380	1,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,230	5,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	130	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	115	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,190	1,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	225	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,195	2,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	6,505	6,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	3,470	3,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	705	719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,055	1,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,395	2,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	1,585	1,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	3,915	3,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,715	3,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,585	3,619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	3,745	3,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	15,380	15,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	2,660	2,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	135	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	500	506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	3,755	4,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	5,290	5,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	265	279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	9,815	10,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	230	247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15,985	16,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	3,585	3,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	2,810	2,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	3,155	3,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,805	1,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	1,165	1,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,195	2,332

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	2,805	3,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	1,190	1,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,010	3,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,130	3,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,035	1,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	145	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,630	3,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,785	1,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	3,110	3,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	55	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	4,195	4,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2037	3,805	3,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	3,505	3,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	4,055	3,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,040	999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	10,920	10,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10,135	10,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	3,720	3,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	4,630	4,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	1,755	1,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,560	1,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	1,965	1,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	5,100	5,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	6,660	6,348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	8,505	8,786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,340	2,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	1,635	1,734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	465	422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	5,795	5,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,800	4,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,580	10,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,010	4,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	665	629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,890	4,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,795	1,694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	3,390	3,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	1,160	971
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,040	1,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,720	3,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	375	395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	1,285	1,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,525	2,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	1,625	1,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,910	2,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	185	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	195	205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	625	571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	1,590	1,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	11,925	11,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	3,010	2,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	8,455	8,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	9,665	10,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	550	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,440	6,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	1,835	1,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	690	647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,395	2,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	700	649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	4,460	4,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	9,330	9,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,535	6,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	7,975	8,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	3,760	3,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2040	405	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	8,765	8,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	675	688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2040	5,645	5,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	9,705	8,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	1,265	1,169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	3,795	3,870
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	10,000	8,287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,000	914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	13,215	12,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	30	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	7,110	7,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,070	4,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	4,780	4,369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,875	2,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,650	1,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	6,570	5,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	2,230	2,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,330	10,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	9,515	9,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	3,700	3,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,715	3,774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	300	311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2042	270	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	155	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,860	9,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	8,000	8,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	255	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	8,050	7,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	5,000	4,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	1,000	900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,010	6,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	1,535	1,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	2,025	1,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,245	2,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	13,735	14,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,235	5,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	255	228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,020	2,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	11,150	11,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	550	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	55	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	2,470	2,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	360	360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,960	6,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	4,105	3,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	4,610	4,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	6,000	5,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2043	1,000	1,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	9,845	8,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,630	7,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	145	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,225	1,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	2,460	2,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	200	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,905	2,959
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	250	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	3,015	3,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	7,800	6,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	10,085	10,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	3,335	2,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25,115	22,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	1,695	1,717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	5,195	4,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	7,350	7,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	4,300	3,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	1,210	1,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	4,085	2,906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,530	2,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	4,750	4,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	3,000	3,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	13,200	13,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2047	5,400	5,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	10,000	8,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	7,670	7,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	10,575	7,361
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	120	83
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	90	62
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	3,465	2,988
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	2,015	1,101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,025	863
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	13,630	11,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	3,515	3,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/2025	2,375	2,375
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2025	2,070	2,083
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/2026	5	5
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2027	155	162
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2027	7,000	7,313
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/2027	425	447
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	4,910	5,189
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	5,000	5,284
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2028	6,970	7,442
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2028	4,000	4,268
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	4,925	5,314
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	6,360	6,863
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	10,265	11,077
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	9,900	10,683
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	5,340	5,762
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	8,000	8,716
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	4,000	4,399
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	10,000	10,997
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	1,500	1,650
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	4,585	5,067
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	2,410	2,663
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	4,090	4,517
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	4,995	5,553
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	8,525	9,478
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	4,000	4,447
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	2,000	2,241
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	2,300	2,577
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	3,040	3,406
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	1,720	1,929
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	7,000	7,850
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	16,835	18,935
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	2,000	2,249
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	6,565	7,376
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	24,930	28,063
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	9,645	10,857
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	4,000	4,503
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	5,305	5,972
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2034	3,300	3,667
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2034	5,155	5,803
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	4,425	4,951
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	5,700	6,421
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	8,865	9,986
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	1,125	1,267
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2035	3,025	3,320
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2035	3,000	3,375
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	4,205	4,645
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	7,270	8,068
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	1,735	1,950
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	3,425	3,850
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2036	5,800	6,429
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	25,125	27,491
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	2,060	2,263
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	1,440	1,550
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	15,390	16,680
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	2,130	2,317
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	5,745	6,195
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	33,950	36,736
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	9,030	9,804
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	6,925	7,519
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2038	1,910	2,047
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	13,470	14,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	8,440	8,991
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	10,115	10,807
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	9,480	10,129
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	3,230	3,461
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2039	3,375	3,585
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	1,185	1,250
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	4,695	4,984
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	6,940	7,387
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	1,925	2,049
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	2,155	2,278
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	24,715	26,189
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	5,040	5,341
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	12,000	12,747
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2040	11,190	11,764
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	4,850	5,117
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	5,415	5,699
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	6,915	7,296
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	7,695	8,137
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	5,110	5,404
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	2,000	2,080
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	6,080	6,364
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	2,500	2,617
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	8,060	8,419
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	10,000	10,487
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2042	3,985	4,130
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	2,140	2,205
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	6,440	6,710
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2042	1,000	1,069
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2042	2,825	2,939
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2043	3,615	3,711
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	2,000	2,046
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	7,500	7,727
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2043	3,150	3,319
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	5,060	5,202
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	1,505	1,549
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2044	1,035	1,093
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2044	2,550	2,693
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	8,000	8,209
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	415	424
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	1,610	1,647
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	5,000	5,121
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	6,000	6,151
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2045	5,000	5,217
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2045	7,500	7,674
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	18,060	18,361
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	9,000	9,150
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2046	10,000	10,413
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	2,650	2,694
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	1,685	1,714
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	8,200	8,300
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	8,395	8,501
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2047	2,950	2,987
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2048	2,635	2,658
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2048	10,000	10,039
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	10,655	10,934
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	7,850	8,094
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	7,500	7,755
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	12,000	12,424
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/2048	3,400	3,515
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2049	10,085	10,387
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/2049	12,000	12,610
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2050	10,000	10,078
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2050	3,780	3,811
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2050	4,610	4,716
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2050	7,500	7,905
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2050	10,000	10,081
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2051	12,905	13,275
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/2051	2,500	2,628
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	5/1/2052	8,500	7,305
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2052	15,000	15,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2052	7,040	7,378
	New York City Transitional Finance Authority Income Tax Revenue	4.500%	11/1/2052	3,750	3,431
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/2053	3,330	3,419
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/2053	2,500	2,274
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2053	7,500	7,868
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2053	6,530	6,553
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/2054	4,500	3,958
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/2054	21,000	18,520
[8]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2054	7,665	7,688
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2055	7,500	7,711
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/2025	210	211
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/2026	20	21
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/2027	575	604
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	4,400	4,466
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	2,925	2,010
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	700	427
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	1,415	810
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2039	500	250
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	650	304
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2043	345	131
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	100	86
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	1,890	1,857
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	12,525	3,922
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	4,850	1,215
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2055	5,000	1,000
	New York GO	5.000%	3/15/2043	1,000	1,058
	New York GO	5.000%	3/15/2044	1,000	1,051
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	575	446
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	395	272
	New York NY GO	5.000%	8/1/2025	1,535	1,535
	New York NY GO	5.000%	8/1/2025	2,285	2,285
	New York NY GO	5.000%	8/1/2025	7,485	7,485
	New York NY GO	5.000%	8/1/2025	11,575	11,575
	New York NY GO	5.000%	8/1/2025	2,455	2,455
	New York NY GO	5.000%	8/1/2025	6,805	6,805
	New York NY GO	5.000%	8/1/2025	1,780	1,780
	New York NY GO	5.000%	8/1/2025	11,830	11,830
	New York NY GO	5.000%	8/1/2025	2,030	2,030
	New York NY GO	5.000%	8/1/2025	4,075	4,075
	New York NY GO	5.000%	8/1/2025	5,425	5,425
	New York NY GO	5.000%	8/1/2025	3,155	3,155
	New York NY GO	5.000%	8/1/2025	4,195	4,195
	New York NY GO	5.000%	8/1/2025	325	325
	New York NY GO	5.000%	9/1/2025	2,600	2,605
	New York NY GO	5.000%	3/1/2026	3,400	3,450
	New York NY GO	5.000%	8/1/2026	2,115	2,137
	New York NY GO	5.000%	8/1/2026	5,545	5,554
	New York NY GO	5.000%	8/1/2026	705	723
	New York NY GO	5.000%	8/1/2026	2,745	2,815
	New York NY GO	5.000%	8/1/2026	910	933
	New York NY GO	5.000%	8/1/2026	10,000	10,256
	New York NY GO	5.000%	8/1/2026	3,305	3,390
	New York NY GO	5.000%	8/1/2026	1,130	1,159
	New York NY GO	5.000%	3/1/2027	135	140
	New York NY GO	5.000%	8/1/2027	7,235	7,321
	New York NY GO	5.000%	8/1/2027	15,345	15,371
	New York NY GO	5.000%	8/1/2027	3,560	3,742
	New York NY GO	5.000%	8/1/2027	1,330	1,398
	New York NY GO	5.000%	8/1/2027	6,580	6,825
	New York NY GO	5.000%	8/1/2027	11,335	11,915
	New York NY GO	5.000%	8/1/2027	1,840	1,934
	New York NY GO	5.000%	8/1/2027	6,340	6,664
	New York NY GO	5.000%	8/1/2027	1,310	1,377
	New York NY GO	5.000%	8/1/2027	3,770	3,963
	New York NY GO	5.000%	8/1/2027	315	331
	New York NY GO	5.000%	8/1/2027	7,280	7,652
	New York NY GO	5.000%	9/1/2027	175	184
	New York NY GO	5.000%	9/1/2027	3,165	3,329
	New York NY GO	5.000%	8/1/2028	270	270
	New York NY GO	5.000%	8/1/2028	185	189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2028	12,750	13,222
New York NY GO	5.000%	8/1/2028	4,665	4,894
New York NY GO	5.000%	8/1/2028	1,925	2,034
New York NY GO	5.000%	8/1/2028	6,105	6,549
New York NY GO	5.000%	8/1/2028	5,655	5,720
New York NY GO	5.000%	8/1/2028	8,275	8,876
New York NY GO	5.000%	8/1/2028	9,075	9,735
New York NY GO	5.000%	8/1/2028	1,090	1,169
New York NY GO	5.000%	8/1/2028	155	166
New York NY GO	5.000%	8/1/2028	1,000	1,073
New York NY GO	5.000%	8/1/2028	11,960	12,829
New York NY GO	5.000%	8/1/2028	3,460	3,711
New York NY GO	5.000%	9/1/2028	40	43
New York NY GO	5.000%	9/1/2028	5,935	6,377
New York NY GO	5.000%	10/1/2028	50	54
New York NY GO	5.000%	2/1/2029	9,490	10,272
New York NY GO	5.000%	8/1/2029	6,495	6,638
New York NY GO	5.000%	8/1/2029	195	204
New York NY GO	5.000%	8/1/2029	50	51
New York NY GO	5.000%	8/1/2029	2,450	2,577
New York NY GO	5.000%	8/1/2029	15,420	16,848
New York NY GO	5.000%	8/1/2029	1,000	1,093
New York NY GO	5.000%	8/1/2029	11,610	12,685
New York NY GO	5.000%	8/1/2029	890	972
New York NY GO	5.000%	8/1/2029	1,530	1,672
New York NY GO	5.000%	8/1/2029	1,505	1,644
New York NY GO	5.000%	8/1/2029	200	216
New York NY GO	5.000%	8/1/2029	730	798
New York NY GO	5.000%	8/1/2029	4,130	4,512
New York NY GO	5.000%	9/1/2029	2,110	2,308
New York NY GO	5.000%	9/1/2029	5,020	5,492
New York NY GO	5.000%	10/1/2029	185	203
New York NY GO	5.000%	2/1/2030	14,705	16,180
New York NY GO	5.000%	4/1/2030	1,000	1,103
New York NY GO	5.000%	8/1/2030	350	354
New York NY GO	5.000%	8/1/2030	2,230	2,277
New York NY GO	5.000%	8/1/2030	3,585	3,660
New York NY GO	5.000%	8/1/2030	2,425	2,543
New York NY GO	5.000%	8/1/2030	2,320	2,570
New York NY GO	5.000%	8/1/2030	10,000	11,077
New York NY GO	5.000%	8/1/2030	4,070	4,508
New York NY GO	5.000%	8/1/2030	8,725	9,665
New York NY GO	5.000%	8/1/2030	4,590	5,084
New York NY GO	5.000%	8/1/2030	520	576
New York NY GO	5.000%	8/1/2030	21,455	23,766
New York NY GO	5.000%	8/1/2030	4,860	5,384
New York NY GO	5.000%	9/1/2030	5,000	5,544
New York NY GO	5.000%	10/1/2030	3,000	3,261
New York NY GO	5.250%	10/1/2030	1,360	1,433
New York NY GO	5.000%	12/1/2030	595	611
New York NY GO	5.000%	3/1/2031	2,000	2,220
New York NY GO	4.000%	8/1/2031	5,000	5,021
New York NY GO	5.000%	8/1/2031	5,515	5,571
New York NY GO	5.000%	8/1/2031	1,150	1,201
New York NY GO	5.000%	8/1/2031	13,420	14,670
New York NY GO	5.000%	8/1/2031	1,265	1,383
New York NY GO	5.000%	8/1/2031	250	267
New York NY GO	5.000%	8/1/2031	4,145	4,616
New York NY GO	5.000%	8/1/2031	13,490	15,024
New York NY GO	5.000%	9/1/2031	3,000	3,343
New York NY GO	5.000%	10/1/2031	60	65
New York NY GO	5.250%	10/1/2031	8,115	8,524
New York NY GO	5.000%	12/1/2031	220	226
New York NY GO	5.000%	4/1/2032	300	330
New York NY GO	5.000%	5/1/2032	35	39
New York NY GO	4.000%	8/1/2032	610	612
New York NY GO	5.000%	8/1/2032	1,185	1,260
New York NY GO	5.000%	8/1/2032	240	250
New York NY GO	5.000%	8/1/2032	1,140	1,236
New York NY GO	5.000%	8/1/2032	5,005	5,589

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2032	2,255	2,489
New York NY GO	5.000%	8/1/2032	190	212
New York NY GO	5.000%	8/1/2032	19,415	21,679
New York NY GO	5.000%	8/1/2032	7,000	7,816
New York NY GO	5.000%	10/1/2032	235	252
New York NY GO	5.000%	10/1/2032	50	56
New York NY GO	5.250%	10/1/2032	20	21
New York NY GO	5.000%	12/1/2032	775	794
New York NY GO	3.250%	3/1/2033	85	84
New York NY GO	5.000%	3/1/2033	4,750	5,312
New York NY GO	5.000%	4/1/2033	2,125	2,213
New York NY GO	5.000%	4/1/2033	255	278
New York NY GO	5.000%	4/1/2033	5,140	5,750
New York NY GO	3.500%	6/1/2033	40	39
New York NY GO	4.000%	8/1/2033	90	90
New York NY GO	5.000%	8/1/2033	1,525	1,550
New York NY GO	5.000%	8/1/2033	260	275
New York NY GO	5.000%	8/1/2033	1,500	1,612
New York NY GO	5.000%	8/1/2033	1,175	1,263
New York NY GO	5.000%	8/1/2033	1,105	1,207
New York NY GO	5.000%	8/1/2033	12,880	14,420
New York NY GO	5.000%	10/1/2033	1,555	1,660
New York NY GO	5.250%	10/1/2033	300	313
New York NY GO	5.000%	12/1/2033	2,385	2,436
New York NY GO	5.000%	12/1/2033	985	1,033
New York NY GO	5.250%	3/1/2034	2,725	2,845
New York NY GO	5.000%	4/1/2034	1,310	1,360
New York NY GO	5.000%	4/1/2034	10	11
New York NY GO	5.000%	4/1/2034	3,125	3,503
New York NY GO	5.000%	5/1/2034	520	566
New York NY GO	3.000%	8/1/2034	525	488
New York NY GO	4.000%	8/1/2034	125	126
New York NY GO	4.000%	8/1/2034	500	506
New York NY GO	4.000%	8/1/2034	75	76
New York NY GO	4.000%	8/1/2034	145	145
New York NY GO	5.000%	8/1/2034	2,145	2,258
New York NY GO	5.000%	8/1/2034	2,090	2,229
New York NY GO	5.000%	8/1/2034	5,125	5,661
New York NY GO	5.000%	8/1/2034	475	525
New York NY GO	5.000%	8/1/2034	95	101
New York NY GO	5.000%	8/1/2034	10,275	11,523
New York NY GO	5.000%	9/1/2034	1,595	1,738
New York NY GO	3.000%	10/1/2034	520	483
New York NY GO	5.000%	10/1/2034	2,680	2,845
New York NY GO	5.000%	10/1/2034	220	240
New York NY GO	5.000%	12/1/2034	100	102
New York NY GO	5.000%	2/1/2035	5,000	5,602
New York NY GO	3.000%	3/1/2035	2,105	1,942
New York NY GO	5.250%	3/1/2035	6,150	6,401
New York NY GO	5.000%	4/1/2035	2,155	2,353
New York NY GO	5.000%	4/1/2035	1,750	1,876
New York NY GO	5.000%	4/1/2035	5,000	5,535
New York NY GO	5.000%	6/1/2035	5	5
New York NY GO	4.000%	8/1/2035	195	192
New York NY GO	4.000%	8/1/2035	25	25
New York NY GO	5.000%	8/1/2035	1,700	1,798
New York NY GO	5.000%	8/1/2035	430	453
New York NY GO	5.000%	8/1/2035	10,705	11,849
New York NY GO	5.000%	8/1/2035	8,215	9,196
New York NY GO	5.000%	9/1/2035	575	621
New York NY GO	4.000%	10/1/2035	165	165
New York NY GO	5.000%	10/1/2035	3,055	3,151
New York NY GO	5.000%	10/1/2035	390	421
New York NY GO	5.000%	12/1/2035	1,145	1,165
New York NY GO	5.000%	12/1/2035	170	177
New York NY GO	5.000%	2/1/2036	7,000	7,749
New York NY GO	4.000%	3/1/2036	45	45
New York NY GO	4.000%	3/1/2036	95	94
New York NY GO	5.000%	3/1/2036	1,585	1,687
New York NY GO	5.000%	4/1/2036	10	10

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	4/1/2036	1,025	1,108
New York NY GO	5.000%	4/1/2036	5,090	5,564
New York NY GO	3.000%	8/1/2036	2,150	1,905
New York NY GO	4.000%	8/1/2036	170	166
New York NY GO	4.000%	8/1/2036	80	79
New York NY GO	5.000%	8/1/2036	4,125	4,326
New York NY GO	5.000%	8/1/2036	7,565	8,264
New York NY GO	5.000%	8/1/2036	7,030	7,710
New York NY GO	5.000%	9/1/2036	160	171
New York NY GO	5.000%	10/1/2036	55	59
New York NY GO	4.000%	12/1/2036	25	24
New York NY GO	5.000%	12/1/2036	155	161
New York NY GO	5.000%	2/1/2037	20,010	21,874
New York NY GO	5.000%	3/1/2037	110	116
New York NY GO	5.000%	4/1/2037	30	31
New York NY GO	5.000%	4/1/2037	1,730	1,848
New York NY GO	5.000%	5/1/2037	640	681
New York NY GO	4.000%	8/1/2037	1,690	1,653
New York NY GO	4.000%	8/1/2037	3,120	3,057
New York NY GO	5.000%	8/1/2037	3,820	3,860
New York NY GO	5.000%	8/1/2037	2,195	2,343
New York NY GO	5.000%	9/1/2037	620	660
New York NY GO	4.000%	10/1/2037	25	24
New York NY GO	5.000%	10/1/2037	1,365	1,395
New York NY GO	5.000%	12/1/2037	140	144
New York NY GO	5.000%	12/1/2037	6,800	6,890
New York NY GO	5.000%	2/1/2038	20,000	21,516
New York NY GO	3.500%	3/1/2038	805	708
New York NY GO	5.000%	3/1/2038	75	78
New York NY GO	3.375%	4/1/2038	265	239
New York NY GO	5.000%	4/1/2038	3,060	3,241
New York NY GO	4.000%	8/1/2038	3,625	3,486
New York NY GO	4.000%	8/1/2038	2,245	2,148
New York NY GO	5.000%	8/1/2038	12,075	12,183
New York NY GO	5.000%	8/1/2038	175	181
New York NY GO	5.000%	8/1/2038	1,950	2,063
New York NY GO	5.000%	9/1/2038	5	5
New York NY GO	5.000%	9/1/2038	11,160	11,869
New York NY GO	5.000%	10/1/2038	4,005	4,076
New York NY GO	5.000%	10/1/2038	45	47
New York NY GO	5.250%	10/1/2038	60	64
New York NY GO	5.000%	12/1/2038	1,000	1,011
New York NY GO	5.000%	12/1/2038	5,275	5,416
New York NY GO	5.000%	3/1/2039	55	57
New York NY GO	5.000%	3/1/2039	3,440	3,638
New York NY GO	5.000%	4/1/2039	2,005	2,107
New York NY GO	5.000%	4/1/2039	4,080	4,314
New York NY GO	4.000%	8/1/2039	4,010	3,793
New York NY GO	4.000%	8/1/2039	90	84
New York NY GO	5.000%	8/1/2039	4,305	4,438
New York NY GO	5.000%	9/1/2039	935	978
New York NY GO	5.000%	10/1/2039	1,250	1,269
New York NY GO	5.250%	10/1/2039	3,015	3,208
New York NY GO	5.000%	12/1/2039	90	92
New York NY GO	5.000%	3/1/2040	45	46
New York NY GO	5.000%	4/1/2040	2,100	2,186
New York NY GO	5.000%	4/1/2040	3,000	3,141
New York NY GO	4.250%	5/1/2040	11,500	11,093
New York NY GO	4.000%	8/1/2040	4,230	3,983
New York NY GO	4.000%	8/1/2040	30	28
New York NY GO	5.000%	8/1/2040	2,350	2,450
New York NY GO	5.000%	9/1/2040	5,390	5,653
New York NY GO	5.250%	9/1/2040	2,345	2,476
New York NY GO	4.000%	10/1/2040	6,545	6,159
New York NY GO	4.000%	10/1/2040	655	608
New York NY GO	5.250%	10/1/2040	15	16
New York NY GO	5.000%	12/1/2040	2,660	2,713
New York NY GO	5.000%	2/1/2041	12,720	13,280
New York NY GO	3.000%	3/1/2041	75	59
New York NY GO	5.000%	4/1/2041	3,780	3,906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	5/1/2041	2,450	2,575
	New York NY GO	4.000%	8/1/2041	2,505	2,315
	New York NY GO	5.000%	8/1/2041	130	135
	New York NY GO	5.000%	9/1/2041	115	119
	New York NY GO	5.000%	9/1/2041	9,210	9,585
	New York NY GO	3.000%	10/1/2041	5,110	3,987
	New York NY GO	4.000%	10/1/2041	7,930	7,234
	New York NY GO	5.250%	10/1/2041	4,000	4,214
	New York NY GO	4.000%	12/1/2041	1,180	1,083
	New York NY GO	5.000%	12/1/2041	10,000	10,073
	New York NY GO	4.000%	3/1/2042	3,835	3,502
	New York NY GO	4.000%	3/1/2042	25	23
	New York NY GO	5.000%	3/1/2042	40	41
	New York NY GO	5.000%	3/15/2042	5,730	6,115
	New York NY GO	4.000%	4/1/2042	1,000	915
	New York NY GO	5.250%	5/1/2042	110	115
	New York NY GO	4.000%	8/1/2042	5,195	4,738
	New York NY GO	5.000%	8/1/2042	3,610	3,707
	New York NY GO	5.000%	9/1/2042	1,515	1,550
	New York NY GO	5.000%	9/1/2042	12,730	13,177
	New York NY GO	3.250%	10/1/2042	1,440	1,134
	New York NY GO	5.000%	10/1/2042	3,000	3,051
	New York NY GO	5.250%	10/1/2042	11,470	12,017
	New York NY GO	4.000%	12/1/2042	1,365	1,233
	New York NY GO	3.500%	3/1/2043	440	373
	New York NY GO	5.000%	3/1/2043	1,840	1,858
	New York NY GO	5.000%	3/1/2043	7,000	7,087
	New York NY GO	5.000%	3/1/2043	5,025	5,150
	New York NY GO	5.000%	4/1/2043	21,745	21,898
	New York NY GO	5.000%	8/1/2043	2,695	2,723
	New York NY GO	5.000%	9/1/2043	3,450	3,540
	New York NY GO	4.000%	12/1/2043	1,195	1,047
	New York NY GO	4.000%	3/1/2044	1,010	900
	New York NY GO	5.000%	4/1/2044	2,755	2,808
	New York NY GO	5.250%	4/1/2044	45	46
	New York NY GO	4.000%	8/1/2044	105	93
	New York NY GO	5.000%	8/1/2044	1,015	1,030
	New York NY GO	5.000%	9/1/2044	10,015	10,214
	New York NY GO	3.000%	10/1/2044	1,085	793
	New York NY GO	5.000%	12/1/2044	13,515	13,602
	New York NY GO	3.000%	3/1/2045	50	36
	New York NY GO	3.625%	3/1/2045	305	247
	New York NY GO	5.000%	3/1/2045	5,015	5,086
	New York NY GO	5.500%	5/1/2045	1,535	1,608
	New York NY GO	3.000%	8/1/2045	750	540
	New York NY GO	4.000%	3/1/2046	6,000	5,254
	New York NY GO	3.500%	4/1/2046	2,740	2,163
	New York NY GO	5.500%	5/1/2046	2,000	2,087
	New York NY GO	5.250%	4/1/2047	7,500	7,633
	New York NY GO	5.250%	4/1/2047	2,115	2,167
	New York NY GO	5.000%	8/1/2047	19,880	19,754
	New York NY GO	5.000%	8/1/2047	2,500	2,515
	New York NY GO	5.000%	9/1/2047	11,890	11,960
	New York NY GO	5.250%	10/1/2047	3,855	3,941
	New York NY GO	5.250%	2/1/2048	12,500	12,805
	New York NY GO	5.500%	4/1/2048	7,500	7,821
	New York NY GO	5.000%	9/1/2048	5,750	5,776
	New York NY GO	5.250%	3/1/2049	6,000	6,128
	New York NY GO	5.500%	4/1/2049	10,455	10,922
	New York NY GO	4.500%	5/1/2049	10,050	9,367
	New York NY GO	5.250%	2/1/2050	6,500	6,651
	New York NY GO	4.000%	3/1/2050	20,000	16,965
	New York NY GO	5.000%	3/1/2050	1,675	1,653
	New York NY GO	4.000%	4/1/2050	7,760	6,623
	New York NY GO	5.000%	4/1/2050	2,500	2,508
	New York NY GO	3.000%	8/1/2050	25	17
	New York NY GO	5.250%	8/1/2050	10,000	10,223
	New York NY GO	5.250%	9/1/2050	5,000	5,107
	New York NY GO	3.000%	3/1/2051	1,970	1,334
[1]	New York NY GO	3.000%	3/1/2051	3,165	2,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	2/1/2053	12,000	12,252
	New York NY GO	5.250%	3/1/2053	17,170	17,489
	New York NY GO	4.125%	8/1/2053	10,875	9,319
	New York NY GO	4.125%	3/1/2054	9,000	7,674
	New York NY GO	5.250%	4/1/2054	13,005	13,238
	New York NY GO	4.250%	8/1/2055	3,000	2,606
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	12,470	10,954
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2049	1,585	1,358
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	24,005	20,455
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	24,130	20,161
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,000	5,304
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	925	982
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	5,255	4,617
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	2,600	2,629
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,205	2,255
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	270	285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	285	303
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	6,255	6,838
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	245	273
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	3,310	3,668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	590	602
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	4,760	5,323
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2031	310	337
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	4,000	4,500
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	2,145	2,226
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	1,125	1,275
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	350	356
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	315	326
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	370	395
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	40	46
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,880	1,941
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	510	541
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	85	95
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	890	890
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	9,000	10,141
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	1,415	1,404
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	7,810	7,399
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	2,385	2,419
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	20,000	22,358
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	4,000	4,446
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	600	616
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	14,895	15,205
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	4,980	4,724
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,955	1,980
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	98
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	2,850	2,755
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	7,375	7,829
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,455	1,956
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	865	789
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,290	2,295
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,300	1,322
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	3,000	2,985
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	1,350	1,198
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,000	5,140
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	5,670	5,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	5,000	5,107
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,079
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,950	3,129
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	5,000	5,049
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	2,130	2,243
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	500	406
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	465	487
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,600	12,125
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	5,715	5,699
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	6,250	6,189
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	1,750	1,756
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	6,835	5,681
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	8,675	8,677
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	1,440	1,437

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	1,000	1,025
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	5,000	4,764
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2051	5,475	5,416
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	5,500	5,617
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,495	1,958
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	1,930	1,931
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	35,575	37,436
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	2,250	2,138
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,122
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,000	2,043
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,740	1,485
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	145	147
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	5,285	5,370
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	12,895	13,103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	2,690	2,801
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	2,575	2,746
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	7,500	7,998
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	4,880	5,310
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	4,825	5,250
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	1,340	1,458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	5,000	5,441
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	3,915	4,321
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	620	642
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	650	681
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,385	1,389
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,500	1,657
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	120	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	330	355
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	140	155
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	4,530	5,005
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,120	1,158
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	1,580	1,716
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,505	1,509
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	2,635	2,939
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	925	983
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	570	609
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	745	817
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	6,135	6,843
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	1,990	2,219
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	5,610	5,783
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,500	1,561
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	6,390	6,895
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	555	589
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	4,010	4,362
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	2,150	2,273
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,365	6,028
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,325	5,983
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,305	5,961
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	5,000	5,618
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	5,625	6,027
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	110	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	1,065	1,087
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	275	305
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	2,185	2,308
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2033	4,710	4,721
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	1,320	1,324
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,295	8,584
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	775	825
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	385	392
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	700	709
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	205	209
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,800	2,805
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,050	2,154
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	445	453
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	5,000	5,653
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	310	310
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,155	18,136
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2035	19,315	18,141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	8,930	8,991
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2035	1,300	1,312
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	560	569
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,500	1,630
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,995	2,084
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	1,565	1,744
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	2,890	2,892
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	425	438
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,330	5,449
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	2,840	2,605
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	11,860	11,873
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	12,075	12,245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	8,625	8,639
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,075	2,156
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	795	856
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	4,200	4,630
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,495	1,609
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	245	218
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	3,360	3,325
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	505	519
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	235	240
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2037	735	675
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,335	5,273
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	5,790	5,731
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	920	951
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	1,045	1,115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	5,000	5,455
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	115	120
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	19,810	19,368
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,310	1,334
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	915	937
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	195	168
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	11,395	11,132
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	17,905	17,492
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	5,085	5,225
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	13,530	14,582
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	4,000	4,140
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	2,600	2,489
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	3,195	3,223
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	13,895	13,261
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	5,125	4,891
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	7,065	7,219
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,570	3,802
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	6,595	6,642
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	1,000	823
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,195	8,581
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	460	430
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	125	127
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	7,455	7,837
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	10,000	10,561
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	2,130	2,143
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	685	699
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	1,730	1,391
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	6,830	5,484
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,065	5,121
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	120	124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,230	2,323
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	31,020	32,442
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,095	2,123
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	6,645	6,678
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,555	2,003
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	1,365	1,235
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	12,135	12,543
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	375	377
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	6,500	6,526
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	2,525	2,554
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	145	129
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	1,215	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	10,960	11,250
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,245	1,250
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	2,220	1,938
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	260	229
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	3,180	2,807
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	16,240	16,607
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	250	251
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2045	15	13
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	11,590	10,129
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	1,530	1,532
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	9,390	8,041
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	8,661
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	2,435	2,109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	24,810	24,838
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	41,255	35,539
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,420	4,615
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,435	1,235
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	9,095	7,856
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	1,530	1,530
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	4,030	4,031
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	620	525
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,195	1,022
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	8,645	7,449
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	855
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	19,990	20,524
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2049	5,965	5,077
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	6,970
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	8,330	7,132
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	11,245	11,553
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	3,000	2,059
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	5,540	3,757
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2051	6,465	6,516
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	20,390	15,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	6,900	6,953
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	22,290	22,883
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	12,280	10,271
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	590	598
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	1,050	1,064
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	2,490	2,522
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	170	172
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	1,510	1,534
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	1,770	1,837
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	345	359
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	495	515
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	185	193
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,315	3,540
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	35	37
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/2025	125	125
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2025	390	391
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	1,275	1,309
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	9,275	9,526
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	310	318
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	2,855	2,970
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	1,165	1,212
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/2027	20	21
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	1,315	1,385
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10,800	11,376
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/2030	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2025	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	2,450	2,524
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,100	1,128
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,705	1,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	5,700	6,146
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	10,090	10,544
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	5,370	5,976
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	1,500	1,439
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	110	117
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	2,455	2,756
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	60	68
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	1,500	1,417
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	240	252
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	125	129
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	8,060	9,170
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	70	78
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	4,660	5,103
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	6,885	7,455
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	5,795	6,432
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	5,090	5,455
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	7,500	8,208
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,290	2,431
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	1,950	2,051
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2039	3,000	3,188
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	3,080	3,203
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	3,000	3,053
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2025	515	517
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2025	2,100	2,109
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	1,020	1,051
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	2,885	2,972
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	90	93
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	100	103
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	115	121
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	705	744
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	25	26
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	2,300	2,355
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	3,390	3,467
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,785	1,824
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	1,730	1,899
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	325	354
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	3,010	3,403
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	3,935	4,269
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	580	622
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	1,835	1,954
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	2,255	2,421
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	505	534
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	2,465	2,621
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	5,045	5,296
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	1,510	1,592
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	6,000	6,109
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2030	2,475	2,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2034	1,635	1,708
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/2033	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	1,220	1,328
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	12,330	13,624
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	1,300	1,436
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	7,705	8,428
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	2,425	2,629
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	3,825	4,108
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	2,625	2,796
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	1,855	1,833
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	11,355	11,087
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	1,505	1,439
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	8,320	7,768
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	730	628
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/2029	685	744
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	65	71
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/2041	2,365	1,551
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	125	133
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	660	678
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	5,105	5,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	2,585	2,651
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	330	341
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	945	999
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	745	787
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	225	240
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,153
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,975	3,047
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	410	422
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	2,045	2,152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	590	621
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	515	547
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,000	5,601
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,695	3,704
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,055	1,106
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,610	3,785
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	5,110	5,227
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	530	560
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,525	3,533
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	10,930	11,165
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,350	8,782
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,710	1,786
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	340	349
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	855	892
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	8,035	9,121
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	7,975	7,992
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	12,065	12,307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	885	906
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	910	947
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	785	821
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	8,830	9,179
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	905	922
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,980	6,109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	6,050	6,297
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,030	1,066
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,585	2,629
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	55	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	8,735	9,015
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	480	495
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	2,400	2,485
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	1,000	1,017
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	10,000	10,291
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,055
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,550	6,757
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,071
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	1,710	1,750
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,425	5,924
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	2,195	2,254
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	6,075	6,547
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,800	2,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	5,560	5,667
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	600	609
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	6,400	6,500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,520	4,749
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	8,975	9,017
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	16,135	16,331
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	940	943
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,055	5,098
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	5,900	5,964
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	9,500	9,580
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	3,820	3,407
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15,000	15,026
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,065	1,095
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	15,000	13,248
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	20,000	20,019
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	15,965	13,806
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	10,000	10,172
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,000	3,422
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	4,980	4,318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	10,030	10,161
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	12,890	11,124
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	12,570	12,691
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	1,290	1,292
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	11,105	11,196
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	9,500	9,601
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	12,700	12,823
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	8,460	8,546
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	14,220	14,343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	5,885	5,933
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	315	320
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	345	351
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	30	31
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	110	115
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	90	96
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	35	37
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	1,960	1,966
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	1,160	1,164
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	2,030	2,036
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	3,485	3,496
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,630	2,708
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	2,070	2,132
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	1,435	1,478
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	410	428
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	590	615
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	1,890	2,021
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	95	103
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	185	194
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	345	387
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	420	474
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	55	63
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/2033	2,050	2,044
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	2,660	2,739
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	140	119
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	3,500	2,929
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	4,305	4,335
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	7,945	8,029
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	1,445	1,460
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2046	310	266
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	595	597
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2047	10,000	10,112
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	3,015	3,018
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	2,485	2,124
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	2,435	2,451
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,475	5,605
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2053	3,550	3,584
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	6,775	7,013
[8]	New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2050	5,500	5,597
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2026	5,400	5,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2027	5,300	5,495
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	3,250	3,449
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	210	232
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	480	503
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	4,535	5,067
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	1,040	1,081
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	4,525	4,668
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	2,750	3,082
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	205	206
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	3,420	3,612
	New York State Thruway Authority Highway Revenue	3.500%	1/1/2037	375	358
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	140	139
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	120	119
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	7,360	8,076
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	1,710	1,856
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	375	356
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,895	1,769
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	100	93
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,605	4,296
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	910	838
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	1,490	1,492
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	2,005	2,089
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	3,005	3,111
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	5,000	4,435
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,680	4,114
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,035	1,789
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,000	703
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,950	1,947
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,810	5,029
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	5,895	5,099
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	7,825	5,460
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	2,500	2,151
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	230	158
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2049	9,765	8,351
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,011
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	5,000	3,374
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	1,245	1,047
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	5,000	3,281
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	125	103
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	11,720	11,695
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	410	276
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	10,025	8,310
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	12,620	10,556
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	790	637
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	6,325	6,337
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	12,690	13,781
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	10,000	11,013
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	6,155	6,838
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	10,000	11,109
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2032	12,255	13,684
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	265	295
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	10,000	11,221
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	470	512
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	930	1,002
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	2,220	2,370
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	4,905	5,186
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	6,140	6,375
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	315	324
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	465	475
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	55	49
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	4,795	4,815
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	510	445
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	9,505	8,172
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	1,765	1,766
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	24,235	24,405
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	20,585	20,605
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,265	5,301
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	15,000	15,090
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	14,275	12,144
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	13,500	13,703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	25,000	25,071
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	7,845	8,715
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	5,930	6,536
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	3,035	3,316
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	3,170	3,439
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	430	463
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	2,050	1,955
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	10,485	9,621
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	7,310	6,590
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2044	8,600	7,655
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	3,150	2,775
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	8,915	6,314
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	3,995	2,792
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	10,930	7,549
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	21
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	1,000	855
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	3,685	3,101
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	2,090	2,271
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	2,020	2,111
New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	500	516
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/2051	2,000	2,045
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	6,000	5,584
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	7,000	7,372
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	5,000	5,041
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	4,800	4,840
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	3,255	3,366
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	2,020	2,027
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	2,475	2,625
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	60	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2029	4,015	4,027
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	345	367
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2030	685	687
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2030	3,050	3,416
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	735	779
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	230	253
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	325	326
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2031	1,590	1,662
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2031	3,020	3,417
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	2,495	2,636
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	620	678
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	1,960	2,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	2,175	2,181
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	865	902
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	3,000	3,422
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	1,730	1,821
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	1,630	1,634
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	615	663
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	340	360
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	480	508
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	15,145	15,184
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	620	643
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2034	140	157
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	700	751
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	180	188
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	515	542
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2035	975	977
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	1,480	1,549
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	3,670	4,019
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	5,205	5,122
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,000	5,203
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,380	5,890
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	6,885	6,765
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,365	4,726
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	1,265	1,228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	3,440	3,556
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	320	306
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	4,935	5,288
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2039	4,845	4,613
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	1,780	1,907
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	10,625	10,105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,230	1,304
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,335	2,439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	3,210	3,371
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	3,660	3,665
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	5,930	6,042
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,885	1,963
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	465	470
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	675	529
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	350	315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	2,850	2,951
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	3,000	3,092
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/2044	3,360	2,948
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	2,690	2,762
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	1,965	1,712
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/2045	11,185	9,715
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	15	13
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2046	1,435	1,437
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	2,570	2,571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,410	3,451
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	3,500	3,501
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	2,520	2,555
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	10,000	10,133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	45	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	10,020	10,215
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	2,735	2,758
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	3,070	3,101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	10,530	10,556
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	11,150	11,192
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2057	21,780	21,888
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	5,000	4,026
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/2094	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/2036	1,735	1,327
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	2,025	2,019
Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	3,800	3,123
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	3,140	2,590
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2037	175	187
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	205	217
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	405	425
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	2,795	2,671
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	18,015	16,823
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	4,550	4,583
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	350	353
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	3,500	3,526
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	175	181
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	6,000	6,202
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	2,950	3,124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	5,015	5,311
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	190	198
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	10,490	11,366
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	930	1,008
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	3,035	3,289
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	855	753
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2029	1,170	1,243
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	2,075	2,293
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	235	260
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	3,000	2,539
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2030	1,500	1,599
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,000	1,040
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	1,120	1,252
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	3,935	4,399
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	2,920	2,368
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	2,265	2,299
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	310	322

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	1,055	1,093
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	1,470	1,520
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2034	310	292
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	1,895	1,955
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	1,060	987
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	500	514
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	145	160
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	1,000	1,032
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	390	426
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	7,150	7,310
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	3,435	3,526
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	11,475	11,687
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2040	5,020	4,646
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	2,165	2,168
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	5,790	5,814
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	5	4
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	4,355	4,369
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,040	5,056
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	6,490	6,495
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	3,150	2,347
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2045	10,780	10,794
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	280	280
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,770	1,757
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25,055	21,360
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	5,000	4,913
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	9,035	6,403
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	4,475	4,491
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	2,500	2,470
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	4,320	4,325
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	1,000	1,001
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	8,750	8,768
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	10,000	8,459
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	5,365	5,473
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	1,695	1,421
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	7,760	7,721
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,615	11,293
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	5,290	5,297
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	6,750	6,960
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2025	2,895	2,915
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2026	2,635	2,663
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	5,500	5,601
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2027	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	21,050	22,026
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	1,550	1,631
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	2,200	2,327
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	865	910
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	2,355	2,518
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,000	2,161
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	2,730	2,938
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	235	256
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	2,480	2,729
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	2,765	3,084
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	15,075	16,830
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	7,730	8,578
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	2,535	2,842
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	1,110	1,084
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2032	50	56
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	4,010	3,052
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	6,970	7,859
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	10,000	11,312
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	1,365	1,518
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	3,750	3,852
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	10,020	11,228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	13,630	15,092
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	11,060	12,073
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	1,290	1,411
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	11,980	12,811
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	8,345	9,008
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	3,155	3,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	2,590	2,760
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	4,545	4,731
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2040	2,970	3,139
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	385	404
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	370	379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	8,460	8,899
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	115	105
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	55	56
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,255	1,292
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,585	1,627
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	3,075	3,114
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	45	46
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	1,735	1,770
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	2,150	2,182
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	8,405	7,334
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	685	602
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	5,260	5,309
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	14,605	14,732
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	7,660	7,727
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	4,175	4,296
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2048	3,535	3,624
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	8,020	8,081
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	6,690	6,701
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	11,375	6,645
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,425	2,067
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	30,000	29,974
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	125	108
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	7,000	7,419
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	4,580	4,680
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,020
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	23,835	24,403
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	5,000	5,118
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	18,000	17,822
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5,500	4,924
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	15,000	15,279
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	10,165	10,545
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	2,500	2,515
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,315	2,292
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	1,115	1,133
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	5,000	4,310
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	5,900	5,921
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	10,060	8,502
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2053	1,565	1,565
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	12,150	12,173
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10	9
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	5,000	5,101
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	14,230	14,527
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,425	8,579
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	12,500	12,662
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	7,930	7,119
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	10,000	10,342
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	12,080	9,916
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,500	12,688
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	5,000	5,065
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	885	893
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	630	643
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	3,075	3,142
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	210	214
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2029	3,070	3,336
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	640	653
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/2032	3,265	3,202
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	17,905	18,032
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	8,100	8,153
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	2,500	2,544
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	22,130	22,262
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	1,745	1,774
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	2,060	2,071
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	145	147
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	11,345	11,400
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	300	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	5,325	5,348
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	705	722
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	5,265	5,387
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	2,195	2,240
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	1,000	1,020
				9,728,697
North Carolina (0.7%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	1,000	682
Cary NC GO	1.625%	9/1/2034	3,000	2,375
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	2,000	1,817
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	4,670	4,156
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2049	2,670	2,674
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	485	423
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	5,000	5,136
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	100	103
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2027	1,060	1,112
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2049	11,615	11,898
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2032	870	981
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2033	875	992
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2034	925	1,038
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2035	675	749
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/2036	800	881
Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/2051	235	131
Forsyth County NC GO	2.000%	3/1/2041	3,885	2,597
Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/2050	12,235	7,392
Guilford County NC GO	5.000%	3/1/2032	1,000	1,131
Guilford County NC GO	3.000%	3/1/2042	10,000	8,126
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/2051	4,885	2,691
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2040	1,750	1,754
North Carolina Appropriations Revenue	5.000%	5/1/2026	1,490	1,519
North Carolina Appropriations Revenue	5.000%	5/1/2026	405	407
North Carolina Appropriations Revenue	5.000%	5/1/2027	5,220	5,457
North Carolina Appropriations Revenue	5.000%	5/1/2027	195	195
North Carolina Appropriations Revenue	3.000%	5/1/2028	4,525	4,525
North Carolina Appropriations Revenue	5.000%	5/1/2028	5,335	5,565
North Carolina Appropriations Revenue	5.000%	5/1/2029	1,660	1,729
North Carolina Appropriations Revenue	5.000%	5/1/2030	2,125	2,209
North Carolina Appropriations Revenue	3.000%	5/1/2031	8,020	7,856
North Carolina Appropriations Revenue	4.000%	5/1/2033	240	244
North Carolina Appropriations Revenue	4.000%	3/1/2034	2,000	2,033
North Carolina Appropriations Revenue	4.000%	5/1/2034	1,180	1,193
North Carolina Appropriations Revenue	2.000%	3/1/2036	1,000	786
North Carolina Appropriations Revenue	5.000%	5/1/2036	165	180
North Carolina Appropriations Revenue	4.000%	5/1/2040	7,000	6,829
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	25	26
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	10,885	11,625
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2029	905	987
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	560	620
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	3,965	4,354
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	1,395	1,520
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	1,540	1,476
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	670	724
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	1,210	1,139
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2034	285	306
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/2044	2,000	1,786
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/2044	1,950	1,968
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/2025	3,255	3,268
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/2025	10,000	10,039
North Carolina GO	5.000%	6/1/2026	3,350	3,422
North Carolina GO	5.000%	6/1/2026	1,280	1,307
North Carolina GO	5.000%	6/1/2028	1,055	1,076
North Carolina GO	5.000%	6/1/2029	6,245	6,833
North Carolina GO	5.000%	6/1/2030	140	152
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	3,080	3,125
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2026	10,000	10,146
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,670	1,736
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	1,000	1,040
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2028	5,330	5,666
North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	3,570	3,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	4,750	5,149
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	5,090	5,483
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	2,165	2,322
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	7,735	8,246
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	4,515	4,787
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	1,905	2,010
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	4,815	5,127
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	695	702
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	355	358
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	1,325	1,338
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2029	255	258
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	375	378
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2031	190	192
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/2026	40	40
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	7,450	3,722
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2041	10,500	4,904
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	11,225	4,892
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	4,100	1,673
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	7,910	3,025
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	2,000	718
[2]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	1,450	1,053
[2]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2037	2,000	1,232
[2]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/2042	655	489
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,500	1,493
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2047	200	196
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	6,200	6,032
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	9,745	9,716
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	4,850	4,688
[2]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	2,975	707
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2054	1,500	1,484
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2055	100	83
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	13,075	12,943
	Orange County NC GO	2.950%	2/1/2033	600	580
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2032	4,715	5,356
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/2046	170	156
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2034	1,275	1,198
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	8,050	5,501
					286,008
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	7,170	7,177
[2]	University of North Dakota COP	3.000%	6/1/2061	9,875	6,231
					13,408
Ohio (1.4%)
	Akron OH Income Tax Revenue	4.000%	12/1/2030	400	417
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	382
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	1,665	1,478
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/2046	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2033	305	331
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	3,900	4,163
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	2,625	2,620
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	340	326
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	2,675	2,683
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	3,070	3,074
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	1,900	1,924
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2027	1,965	2,036
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	1,900	2,013
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	2,015	2,174
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	440	472
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	2,270	2,266
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	2,735	2,950
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,005	2,136
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	6,415	6,028
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,005	1,060
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2046	4,045	3,545
[1]	Bedford City School District GO	5.500%	12/1/2050	6,000	6,123
[1]	Bedford City School District GO	5.500%	12/1/2055	8,000	8,153
[1]	Bedford City School District GO	5.500%	12/1/2058	5,000	5,095
[1]	Berea City School District GO	4.000%	12/1/2053	295	247
[1]	Celina City School District GO	2.625%	12/1/2046	100	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cincinnati City School District GO	5.250%	12/1/2029	80	89
[4]	Cincinnati City School District GO	5.250%	12/1/2030	90	101
[4]	Cincinnati City School District GO	5.250%	12/1/2031	680	774
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2028	7,500	7,893
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2030	7,400	8,055
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2031	7,395	8,130
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	12,135	12,405
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	8,315	8,426
	Columbus OH GO	5.000%	7/1/2026	6,385	6,533
	Columbus OH GO	5.000%	4/1/2029	5,325	5,583
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,750	4,866
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	3,250	3,314
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2036	470	468
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	550	407
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,125	2,189
	Fairborn City School District GO	3.000%	12/1/2055	2,500	1,630
	Franklin City School District GO	3.000%	11/1/2050	3,400	2,287
	Franklin City School District GO	3.000%	11/1/2057	6,180	3,939
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	10,000	10,061
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2048	1,720	1,721
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	2,250	1,702
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	145	131
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	2,855	2,931
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2031	535	540
	Kings Local School District GO	5.500%	12/1/2062	11,885	12,222
	Miami University OH College & University Revenue	4.000%	9/1/2039	1,235	1,196
	Miami University OH College & University Revenue	5.000%	9/1/2041	4,930	4,976
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,025	3,516
	North Canton City School District GO	3.000%	11/1/2056	2,500	1,664
	North Ridgeville City School District GO	4.500%	12/1/2061	650	590
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2037	60	59
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	10,165	9,238
	Ohio GO	5.000%	9/1/2025	545	546
	Ohio GO	5.000%	9/15/2025	950	953
	Ohio GO	5.000%	9/15/2025	9,455	9,483
	Ohio GO	5.000%	8/1/2026	1,480	1,518
	Ohio GO	5.000%	9/15/2026	8,375	8,614
	Ohio GO	5.000%	5/1/2027	445	465
	Ohio GO	5.000%	8/1/2027	9,760	10,253
	Ohio GO	5.000%	9/15/2027	465	490
	Ohio GO	5.000%	11/1/2028	6,500	7,020
	Ohio GO	5.000%	6/15/2029	6,000	6,554
	Ohio GO	5.000%	9/15/2029	250	274
	Ohio GO	5.000%	11/1/2030	5,870	6,537
	Ohio GO	5.000%	3/15/2032	4,000	4,509
	Ohio GO	5.000%	5/1/2045	5,000	5,141
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2025	3,335	3,365
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	3,360	3,473
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2028	4,100	4,182
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	15,265	15,556
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/2040	2,385	2,445
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	5,325	4,554
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2048	340	341
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	3,050	3,096
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	2,040	1,512
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	3,800	3,711
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,250	4,103
	Ohio Special Obligation Revenue	5.000%	12/1/2031	1,000	1,025
	Ohio State University College & University Revenue	5.000%	12/1/2034	420	470
	Ohio State University College & University Revenue	5.000%	12/1/2035	475	526
	Ohio State University College & University Revenue	2.500%	12/1/2051	1,000	574
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	1,500	1,625
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2029	460	487
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	3,965	4,185
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2031	565	595
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	11,655	11,887
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	1,115	1,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	9,140	10,282
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	635	408
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	1,375	833
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	1,645	936
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	345	171
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	615	269
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	680	280
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	425	371
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	11,480	11,557
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	16,000	16,034
	Ohio University College & University Revenue	5.000%	12/1/2044	3,710	3,725
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	885	910
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2028	1,140	1,213
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2044	4,675	4,710
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	8,300	8,712
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	8,660	8,989
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	625	630
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	1,680	1,694
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2026	1,850	1,890
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	8,770	9,068
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	1,230	1,288
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	1,405	1,488
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	195	204
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2029	17,175	18,933
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	17,000	18,995
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	13,830	15,605
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	9,545	10,823
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2034	16,080	18,290
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	510	544
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	5,010	5,551
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	2,180	2,291
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2038	9,335	9,735
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	1,995	2,069
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2039	2,795	2,976
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	1,045	1,080
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	1,150	1,248
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2032	1,220	1,354
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2033	1,400	1,545
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	7,835	8,884
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,500	7,816
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,000	8,283
	Perry Local School District Stark County GO	3.000%	11/1/2055	4,050	2,665
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	1,750	1,693
	Shaker Heights City School District GO	5.250%	12/15/2059	2,000	2,051
	Summit County Green Local School District GO	5.500%	11/1/2059	7,500	7,680
[1]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,000	2,090
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	4,645	4,661
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	3,500	3,587
	Upper Arlington City School District GO, Prere.	5.000%	12/1/2027	600	636
[1]	Warrensville Heights City School District GO	5.000%	12/1/2044	515	515
	Wickliffe City School District GO	3.125%	12/1/2043	775	591
	Wickliffe City School District GO	3.250%	12/1/2056	1,300	863
	Willoughby-Eastlake City School District GO	4.000%	12/1/2050	1,000	808
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/2025	295	297
	Worthington City School District GO	5.000%	12/1/2048	7,595	7,663
					578,122
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2028	990	1,012
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	5,500	5,621
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2031	10	10
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	585	517
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2027	1,850	1,904
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,920	1,976
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2029	1,040	1,069
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2030	7,095	7,290
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2032	2,700	2,771
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	6,075	6,482
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	2,050	2,129
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,940	7,226
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	1,760	1,817
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,005	4,145
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/2034	745	748
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2050	5,000	5,158
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	5,000	5,135
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2045	2,945	2,574
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	1,395	1,342
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	20	21
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	10,000	10,306
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	3,295	3,498
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	4,585	4,535
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/2026	1,500	1,507
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2028	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	5,800	6,230
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,775	6,335
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	5,155	5,689
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,000	6,630
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2036	255	254
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	3,860	3,080
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	376
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	390	404
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2028	1,025	1,084
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	2,620	2,875
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	4,255	4,682
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,740	3,970
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	17,495	16,119
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,055	3,182
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,565	3,688
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	5,000	5,206
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	2,905	2,495
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	8,695	8,700
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	8,320	7,310
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	18,845	19,545
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	12,000	12,647
[2]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	12,215	10,961
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/2050	6,500	5,842
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/2053	1,000	849
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/2048	10,020	8,619
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/2053	6,580	5,634
	University of Oklahoma College & University Revenue	4.000%	7/1/2045	140	122
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2046	1,815	1,835
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2049	3,090	3,114
[1]	University of Oklahoma College & University Revenue	4.125%	7/1/2054	1,225	1,038
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2054	2,000	2,005
					240,380
Oregon (0.7%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,343
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	3,825	3,949
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	8,015	8,260
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2035	420	272
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	935	568
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2039	500	247
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/2030	1,780	1,674
[3]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/2046	11,410	10,534
	Deschutes Public Library District GO	3.000%	6/1/2040	1,745	1,433
	Deschutes Public Library District GO	3.000%	12/1/2041	330	261
	Hillsboro School District No. 1J GO	5.000%	6/15/2038	530	539
	Lane County School District No. 52 Bethel GO	0.000%	6/15/2051	6,595	1,642
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/2036	2,975	1,803
	Multnomah County OR GO	5.000%	6/15/2027	50	52
	Multnomah County OR GO	5.000%	6/15/2028	190	203
	Multnomah County OR GO	5.000%	6/15/2029	4,625	5,050
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/2044	260	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2026	1,295	1,323
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2027	725	759
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2028	510	546
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	15,000	3,717
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	3,330	3,492
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2034	3,190	3,586
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2035	1,130	1,252
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2036	1,960	2,151
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2037	1,690	1,837
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2038	1,135	1,221
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2039	1,130	1,205
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2040	1,380	1,455
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2042	3,225	3,348
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2043	3,015	3,111
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	2,380	2,517
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	4,335	4,560
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	19,740	20,579
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	385	397
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	7,350	7,607
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	7,275	6,724
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	475	481
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	5,000	5,652
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	7,500	8,512
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	9,900	11,226
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	5,375	5,689
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	2,905	3,024
	Oregon GO	5.000%	8/1/2029	2,340	2,450
	Oregon GO	5.000%	5/1/2034	6,265	7,120
	Oregon GO	5.000%	8/1/2041	11,040	11,098
	Oregon GO	5.000%	5/15/2050	8,225	8,153
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	2,700	2,054
	Oregon State Lottery Revenue	5.000%	4/1/2029	5,950	6,469
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,475	2,539
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	1,310	967
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	9,105	9,560
	Portland Community College District GO	5.000%	6/15/2038	15	16
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/2029	1,600	1,516
	Portland OR Water System Water Revenue	5.000%	5/1/2032	1,135	1,226
	Portland OR Water System Water Revenue	2.000%	5/1/2044	790	465
	Portland OR Water System Water Revenue	5.000%	5/1/2044	12,500	12,569
	Portland OR Water System Water Revenue	2.125%	5/1/2045	1,000	588
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2034	5,135	5,348
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	95	98
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	35	36
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	70	71
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2040	5,440	2,564
	Seaside School District No. 10 GO	0.000%	6/15/2037	500	288
	University of Oregon College & University Revenue	3.500%	4/1/2052	5,000	3,766
[1]	University of Oregon College & University Revenue	3.500%	4/1/2052	10,515	8,058
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	120	123
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	1,000	1,024
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	3,000	1,785
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	4,650	2,608
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	6,000	3,163
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,695	3,799
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	5,000	2,308
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	2,000	923
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	1,500	534
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	39,245	11,608
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2053	5,000	5,054
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/2033	1,435	1,039
	Washington County OR GO, Prere.	3.000%	7/1/2029	1,055	998
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2043	1,000	376
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2051	15,175	3,452
					270,827
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/2027	1,360	1,400
	Allegheny County PA GO	5.000%	11/1/2028	3,445	3,543
	Allegheny County PA GO	5.000%	11/1/2029	3,015	3,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County PA GO	5.000%	11/1/2041	2,085	2,106
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,044
	Allegheny County PA GO	5.000%	12/1/2054	5,645	5,654
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2043	1,020	1,027
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,000	6,310
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	1,000	867
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	1,000	860
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	4,500	4,688
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	1,000	1,015
[2]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/2042	1,000	919
[2]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	1,375	1,422
	Capital Region Water Sewer Revenue	5.000%	7/15/2028	375	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2035	300	300
	Commonwealth of Pennsylvania COP	5.000%	7/1/2028	400	421
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	3,995	4,033
	Commonwealth of Pennsylvania GO	5.000%	8/15/2025	17,550	17,567
	Commonwealth of Pennsylvania GO	5.000%	9/1/2025	12,000	12,025
	Commonwealth of Pennsylvania GO	5.000%	9/15/2025	2,155	2,161
	Commonwealth of Pennsylvania GO	5.000%	9/15/2025	5,735	5,752
	Commonwealth of Pennsylvania GO	5.000%	10/1/2025	530	532
	Commonwealth of Pennsylvania GO	5.000%	7/15/2026	10,000	10,246
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	10,000	10,279
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	11,185	11,508
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	2,655	2,732
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	3,780	3,918
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	7,910	8,207
	Commonwealth of Pennsylvania GO	5.000%	3/1/2027	17,060	17,757
	Commonwealth of Pennsylvania GO	5.000%	5/15/2027	1,750	1,831
	Commonwealth of Pennsylvania GO	5.000%	7/15/2027	8,850	9,298
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	8,380	8,811
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	1,060	1,088
	Commonwealth of Pennsylvania GO	5.000%	10/1/2027	5,000	5,270
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	5,185	5,366
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	325	346
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	8,740	9,374
	Commonwealth of Pennsylvania GO	5.000%	8/15/2028	20,575	22,106
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	10,315	11,092
	Commonwealth of Pennsylvania GO	5.000%	9/15/2028	1,240	1,272
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	2,580	2,779
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	1,420	1,444
	Commonwealth of Pennsylvania GO	3.200%	3/1/2029	10,000	10,018
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	8,800	9,627
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	6,000	6,574
	Commonwealth of Pennsylvania GO	5.000%	9/15/2029	10,680	10,954
	Commonwealth of Pennsylvania GO	3.350%	3/1/2030	10,000	10,052
	Commonwealth of Pennsylvania GO	3.000%	3/15/2030	1,030	1,030
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	500	555
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	14,000	15,549
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	16,145	17,940
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	10,000	11,122
	Commonwealth of Pennsylvania GO	3.000%	1/1/2031	155	151
	Commonwealth of Pennsylvania GO	3.500%	3/1/2031	11,000	11,039
	Commonwealth of Pennsylvania GO	5.000%	5/15/2031	95	106
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	7,960	8,928
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	20,000	22,433
	Commonwealth of Pennsylvania GO	4.000%	9/15/2031	5,240	5,280
	Commonwealth of Pennsylvania GO	5.000%	10/1/2031	135	152
	Commonwealth of Pennsylvania GO	4.000%	2/15/2032	2,600	2,718
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	13,285	13,937
	Commonwealth of Pennsylvania GO	4.000%	5/15/2032	1,780	1,858
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	6,000	6,779
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	1,085	1,092
	Commonwealth of Pennsylvania GO	5.000%	10/1/2032	10	11
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	400	412
	Commonwealth of Pennsylvania GO	4.000%	5/15/2033	3,210	3,319
	Commonwealth of Pennsylvania GO	5.000%	8/15/2033	5,000	5,673
[2]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	2,400	2,258
	Commonwealth of Pennsylvania GO	5.000%	10/1/2033	4,945	5,515
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	8,000	8,118
	Commonwealth of Pennsylvania GO	4.000%	3/15/2034	5,300	5,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	1,315	1,491
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	865	867
[2]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	275	257
	Commonwealth of Pennsylvania GO	4.000%	3/1/2035	19,500	19,647
	Commonwealth of Pennsylvania GO	4.000%	3/15/2035	10,000	10,015
	Commonwealth of Pennsylvania GO	3.000%	5/1/2035	2,520	2,287
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	1,130	1,023
	Commonwealth of Pennsylvania GO	4.000%	8/15/2035	300	300
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	9,970	11,140
	Commonwealth of Pennsylvania GO	3.000%	9/15/2035	3,870	3,506
[2]	Commonwealth of Pennsylvania GO	3.125%	2/1/2036	395	365
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	6,330	6,355
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	7,465	6,623
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	65	70
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	2,350	2,036
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	4,645	5,002
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/2037	3,240	2,765
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	5,000	4,985
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	5,000	4,966
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	3,500	2,955
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	35	37
[2]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	915	890
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	200	142
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	2,000	1,396
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	3,010	2,046
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	1,215	1,165
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	12,370	12,862
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	5,000	3,281
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	16,505	15,275
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	3,440	3,182
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	3,000	3,081
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	14,900	13,612
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	5,420	4,888
	Council Rock School District GO	2.100%	8/15/2043	1,000	592
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/2046	5,000	4,969
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	1,785	1,795
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	7,115	7,115
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	4,145	4,188
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	450	464
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2040	13,250	13,256
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	5,675	6,535
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2033	4,180	4,330
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	4,750	4,903
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	4,265	4,366
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	10,210	11,037
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/2034	1,010	886
	Haverford Township PA GO	4.000%	6/1/2030	445	453
[2]	Luzerne County PA GO	5.000%	11/15/2029	11,605	11,675
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	400	376
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	3,000	3,003
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2048	1,700	1,653
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2049	1,000	820
[2]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/2053	3,000	2,123
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	175	187
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	60	64
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	225	238
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2034	1,030	1,054
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	4,935	5,584
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/2047	3,020	2,893
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	4,445	5,037
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	57
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	1,525	1,404
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/2043	7,670	6,901
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	550	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	250	246
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/2055	6,000	5,246
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	3,000	3,029
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	80	63
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	200	165
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	1,975	1,986
	Pennsylvania State University College & University Revenue	5.000%	9/1/2045	5,475	5,509
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	4,475	4,476
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	4,545	4,678
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	3,045	3,096
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,511
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	2,500	2,574
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	9,000	9,577
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	1,035	1,043
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	1,280	1,290
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	85	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	320	326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	125	129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2026	940	971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	2,210	2,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	10,440	10,627
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,005	1,047
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	330	344
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	415	422
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	4,595	4,896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,740	1,813
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	2,235	2,492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	75	84
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	35	39
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	1,435	1,440
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	130	135
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,220	2,493
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2034	5,000	5,011
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	5,325	5,987
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	380	381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,170	1,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	1,520	1,682
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,295	1,424
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,260	5,791
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	5,245	5,746
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	280	286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	5,680	6,190
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	2,345	2,325
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	655	647
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	695	707
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	1,025	999
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,450	5,646
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,130	6,542
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	8,675	8,341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,505	6,952
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,980	3,987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	165	165
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	785	662
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	1,605	1,467
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	7,095	7,099
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	2,010	2,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	12,445	12,506
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,040	2,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,980	2,998
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	4,000	4,116
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	5,435	4,810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	12,570	12,667
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	4,620	4,024
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	8,490	8,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,880	1,930
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	3,830	3,829
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	2,970	2,971
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,425	2,062
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,165	1,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	2,275	2,284
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	7,675	7,711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10,705	10,714
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	1,935	1,939
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	3,000	2,984
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	1,540	1,541
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	5,070	4,207
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10,000	8,643
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,640	6,634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	6,915	6,874
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	7,450	6,121
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/2050	10,870	9,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	1,030	1,027
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	4,275	2,869
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	100	84
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	2,000	1,633
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	285	236
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,370	1,390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	7,110	7,065
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	8,000	8,128
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	5,310	5,438
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	4,000	4,088
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	1,960	1,960
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	11,450	11,506
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	7,020	7,033
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	11,100	10,994
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/2051	9,465	6,464
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	2,130	1,767
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	1,135	917
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	6,415	6,423
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	12,045	11,920
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	2,000	2,041
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	6,640	6,571
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	2,000	2,023
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	5,010	4,213
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	2,165	2,162
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	6,845	6,929
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2042	330	288
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	850	843
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	4,000	3,787
	Philadelphia PA GO	5.000%	8/1/2025	360	360
	Philadelphia PA GO	5.000%	8/1/2026	5,235	5,361
	Philadelphia PA GO	5.000%	8/1/2026	1,000	1,024
	Philadelphia PA GO	5.000%	8/1/2029	10,000	10,886
	Philadelphia PA GO	5.000%	8/1/2030	2,755	3,038
	Philadelphia PA GO	5.000%	8/1/2031	3,250	3,610
	Philadelphia PA GO	5.000%	8/1/2033	3,835	4,299
	Philadelphia PA GO	5.000%	8/1/2034	3,500	3,922
	Philadelphia PA GO	4.000%	8/1/2035	475	475
	Philadelphia PA GO	5.000%	2/1/2039	3,125	3,234
	Philadelphia PA GO	5.000%	8/1/2042	5,000	5,189
	Philadelphia PA GO	5.250%	8/1/2043	2,250	2,376
	Philadelphia PA GO	5.250%	8/1/2045	2,500	2,609
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2028	740	792
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2029	3,000	3,270
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2030	6,110	6,746
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	3,435	3,875
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	6,060	6,462
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2042	150	151
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	25	25
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	8,985	9,023
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2047	18,000	17,709
[2]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	10,000	9,463
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2048	1,105	1,099
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2049	10,000	10,303
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2049	1,395	1,386
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	5,000	5,108
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2052	3,700	3,567
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	3,250	3,365
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2053	6,310	6,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	10,000	10,186
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	4,785	4,786
[2]	Philadelphia School District GO	4.000%	9/1/2043	4,685	4,243
[2]	Philadelphia School District GO	3.000%	9/1/2044	265	198
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	180	185
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	15	13
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	6,780	6,839
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/2053	5,400	4,685
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	1,000	1,003
[2]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/2042	1,000	612
	School District of Philadelphia GO	5.000%	9/1/2025	555	556
	School District of Philadelphia GO	5.000%	9/1/2026	3,025	3,101
[4]	School District of Philadelphia GO	5.000%	6/1/2027	375	390
	School District of Philadelphia GO	5.000%	9/1/2027	2,250	2,299
	School District of Philadelphia GO	5.000%	9/1/2028	140	143
	School District of Philadelphia GO	5.000%	9/1/2030	5,640	5,749
	School District of Philadelphia GO	5.000%	9/1/2044	8,940	8,785
	School District of Philadelphia GO	4.000%	9/1/2046	3,915	3,437
	School District of Philadelphia GO	5.500%	9/1/2048	4,220	4,331
	South Fayette Township PA GO	2.500%	12/1/2048	1,025	609
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	9,420	9,576
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	7,500	7,590
[2]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/2028	6,635	7,125
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	4,000	4,162
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2029	850	869
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2030	8,005	8,151
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2031	720	732
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,465	8,586
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	3,080	3,317
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	6,000	6,631
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	6,940	6,995
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/2034	2,300	2,604
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2038	5,035	5,038
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	5,085	5,091
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	3,670	3,061
					1,371,910
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	1,240	1,264
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	1,005	1,025
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	2,960	3,016
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	2,430	2,475
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	2,945	2,997
	Rhode Island GO	4.125%	8/1/2042	14,125	13,460
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	790	826
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2047	9,870	8,386
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	2,020	1,972
					35,421
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2049	2,500	2,503
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	5,105	5,169
	Charleston County SC GO	2.000%	11/1/2039	1,790	1,269
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2025	910	917
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	9,465	9,766
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	1,105	1,192
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2049	2,450	2,526
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	3,700	3,475
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/2029	2,305	2,500
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2027	7,030	7,439
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	2,765	2,990
	Horry County SC School District GO	5.000%	3/1/2026	2,500	2,537
	Horry County SC School District GO	5.000%	3/1/2029	10,100	10,967
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2034	1,420	1,440
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	3,110	3,042
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	3,335	3,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	1,320	1,225
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	200	151
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	4,500	4,100
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	5,255	4,699
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	6,465	5,781
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	1,100	1,128
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2043	10,010	8,813
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,450	3,490
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/2044	3,460	3,084
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2045	2,500	2,530
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	1,250	1,248
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	2,595	2,199
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	5,985	5,072
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2047	6,000	6,323
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	2,500	2,451
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	1,250	1,031
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2051	1,210	1,183
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	16,440	13,477
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/2052	7,200	7,573
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	1,325	1,321
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	6,000	6,034
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	7,800	8,016
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	11,255	9,126
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	170	147
[2]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	1,670	1,698
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2028	410	414
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	3,430	3,464
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	140	141
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	310	312
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	675	681
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	11,385	11,453
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	260	261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	1,670	1,676
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	370	371
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,115	1,117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	1,515	1,519
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	855	856
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	1,485	1,485
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	735	735
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	1,660	1,647
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2046	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2050	1,890	1,849
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	4,340	4,340
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/2056	880	708
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	6,925	6,729
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	1,160	1,245
[2]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2050	1,250	1,249
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	2,500	2,526
[2]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	2,100	2,089
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	10,000	9,810
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2025	60	60
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	240	247
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2027	180	190
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2028	16,920	18,210
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2032	7,000	7,348
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	170	180
[2]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2037	1,190	1,220
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2038	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	10,105	10,265
	Spartanburg County School District No. 7 GO	5.000%	3/1/2048	4,445	4,449
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	15	15
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	1,170	981
					263,021
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/2026	2,400	2,447
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2054	5,000	5,060
					7,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	155	157
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/2051	5,445	4,619
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,435	1,444
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,250	1,272
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/2059	1,000	977
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,750	1,776
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/2064	4,000	3,826
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2064	2,000	1,986
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/2050	13,670	11,520
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2054	1,500	1,510
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/2050	3,270	2,776
	Memphis TN GO	5.000%	4/1/2026	7,675	7,705
	Memphis TN GO	4.000%	6/1/2032	1,390	1,394
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	5,200	5,259
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	6,180	6,966
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	315	315
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	1,255	1,275
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	2,430	2,409
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	10	10
[2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	6,435	6,507
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	4,975	5,023
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	3,025	3,003
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2052	2,090	2,075
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2054	3,565	2,993
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	4,135	4,090
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	145	146
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2046	9,255	9,280
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	3,360	3,481
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2026	2,515	2,541
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	305	312
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	1,765	1,803
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	1,160	1,217
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	345	359
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	505	516
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/2029	80	78
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	260	265
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2029	145	155
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	90	99
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2030	1,830	1,944
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	240	253
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2031	13,940	15,538
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	1,775	1,839
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2032	410	460
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	2,220	2,131
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2033	15,000	16,977
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,730	3,755
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	3,320	3,363
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	165	156
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	15,000	17,008
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	1,390	1,396
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2034	15	15
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2035	30	28
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2035	60	60
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2036	2,425	2,417
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2038	8,000	7,878
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	1,865	1,980
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	1,000	1,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	80	74
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	3,745	3,450
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	17,060	15,522
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	4.000%	7/1/2046	3,535	3,081
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2050	5,000	5,074
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	7,300	7,544
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,000	715
	Tennessee GO	5.000%	5/1/2031	1,050	1,180
	Tennessee GO	5.000%	5/1/2034	1,000	1,131
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2047	15,000	14,869
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	5,305	5,338
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/2025	165	166
					237,555
Texas (11.2%)
	Alamo Community College District GO	5.000%	2/15/2026	85	86
	Alamo Community College District GO	5.000%	2/15/2027	3,570	3,709
	Alamo Community College District GO	5.000%	2/15/2028	865	916
	Alamo Community College District GO	5.000%	2/15/2030	570	625
[12]	Alamo Heights Independent School District GO	4.000%	2/1/2030	330	336
[12]	Aldine Independent School District GO	5.000%	2/15/2042	415	418
[12]	Aldine Independent School District GO	5.000%	2/15/2043	35	35
[12]	Aldine Independent School District GO	5.000%	2/15/2045	1,650	1,652
[12]	Aldine Independent School District GO	4.000%	2/15/2049	11,755	10,168
[12]	Allen Independent School District GO	5.000%	2/15/2041	12,000	12,039
[12]	Alvin TX Independent School District GO	5.000%	2/15/2026	1,220	1,235
[12]	Alvin TX Independent School District GO	5.000%	2/15/2029	750	810
[12]	Alvin TX Independent School District GO	5.000%	2/15/2030	1,040	1,142
[12]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,109
[12]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,117
[12]	Alvin TX Independent School District GO	5.000%	2/15/2033	1,000	1,120
[8,12]	Alvin TX Independent School District GO	5.250%	2/15/2050	5,500	5,728
[8,12]	Anna Independent School District GO	5.250%	2/15/2055	10,575	10,835
[12]	Argyle Independent School District GO	2.125%	8/15/2045	2,095	1,251
[12]	Argyle Independent School District GO	4.000%	8/15/2053	1,650	1,387
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/2046	6,000	4,150
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2049	6,000	5,079
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	1,500	1,298
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2052	1,000	831
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2052	20	20
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2054	6,265	5,180
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	3,500	2,934
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2055	1,500	1,334
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2057	3,050	2,977
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/2060	2,000	1,766
[2]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	195	169
[12]	Aubrey Independent School District GO	4.000%	2/15/2047	4,305	3,752
[12]	Aubrey Independent School District GO	4.000%	2/15/2052	10,000	8,452
	Austin Community College District GO	4.000%	8/1/2040	4,250	3,919
	Austin Community College District GO	4.000%	8/1/2045	32,765	28,165
	Austin Community College District GO	5.000%	8/1/2048	2,200	2,207
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2033	405	407
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2042	1,005	895
	Austin Independent School District GO	5.000%	8/1/2025	14,295	14,295
[12]	Austin Independent School District GO	5.000%	8/1/2042	3,020	3,109
[12]	Austin Independent School District GO	5.250%	8/1/2049	3,730	3,837
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,105	1,105
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	2,065	2,083
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	15	15
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	25,135	25,146
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2048	15,000	15,021
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	13,165	13,149
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	5,000	4,982
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	3,765	3,825
	Austin TX GO	2.950%	9/1/2027	490	490
	Austin TX GO	5.000%	9/1/2034	2,995	3,371
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2028	460	495
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	480	481
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	85	85
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	6,495	6,495
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	1,000	1,004
[12]	Azle Independent School District GO	4.000%	2/15/2054	8,715	7,262
[12]	Bastrop Independent School District GO	5.000%	2/15/2048	10,625	10,708
[12]	Bastrop Independent School District GO	5.000%	2/15/2053	11,075	11,113
[12]	Belton Independent School District GO	4.000%	2/15/2052	1,925	1,634
	Bexar County Hospital District GO	4.250%	2/15/2052	5,000	4,345
	Bexar County TX GO	3.000%	6/15/2041	1,500	1,186
	Bexar County TX GO	4.000%	6/15/2046	2,655	2,298
	Birdville Independent School District GO	4.000%	2/15/2048	10,440	9,106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2025	1,445	1,446
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2025	1,000	1,001
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2025	1,660	1,662
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2025	1,070	1,071
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2025	1,045	1,046
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,440	3,529
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	3,285	3,370
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	1,680	1,724
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	7,835	8,038
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	745	764
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	2,100	2,205
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	2,260	2,427
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	365	392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	7,750	8,485
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	5,015	5,490
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	8,025	8,909
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	17,510	19,599
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	3,830	4,287
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	350	392
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	12,500	13,992
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	1,335	1,504
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	300	319
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	5,380	5,966
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	5,160	5,453
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	3,690	4,058
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	1,505	1,699
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2036	100	98
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	8,000	8,883
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	2,465	2,687
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	4,685	4,870
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/2043	8,500	5,829
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	3,675	3,779
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	330	268
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2044	11,000	11,335
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2045	3,500	3,590
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/2046	1,070	665
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2047	1,250	1,305
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	390	406
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	11,610	8,900
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	1,100	671
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2051	4,500	4,547
	Board of Regents of the University of Texas System College & University Revenue	4.125%	8/15/2054	5,000	4,274
[12]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,007
	Brazoria County TX GO	3.000%	3/1/2039	1,010	844
	Brazoria County TX GO	3.000%	3/1/2040	1,000	817
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2054	1,975	2,019
[12]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5,000	5,100
[12]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	5	3
[12]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	10,105	8,444
[8,12]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	6,500	6,680
[12]	Celina Independent School District GO	2.250%	2/15/2046	1,025	625
[8,12]	Celina Independent School District GO	5.250%	2/15/2055	5,000	5,134
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,630	2,565
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,085	902
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	5,000	5,020
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	2,000	1,452
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	2,155	2,160
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	13,125	11,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	985	838
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	11,485	11,584
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,450	9,171
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	6,740	6,168
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2029	2,125	1,882
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2031	4,655	5,145
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	4,000	4,448
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	8,495	9,430
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	3,090	3,432
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	200	222
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	7,535	8,272
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,433
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	5,000	5,421
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	9,880	10,621
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	8,845	9,487
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	5,000	5,306
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	7,500	7,942
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	5,075	5,227
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	6,000	6,284
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	180	143
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,460	2,532
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	150	153
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	4,830	5,177
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/2049	7,500	7,763
[8,12]	Clear Creek Independent School District GO	5.000%	2/15/2034	3,000	3,368
[8,12]	Clear Creek Independent School District GO	5.000%	2/15/2035	1,965	2,202
[12]	Clear Creek Independent School District GO	5.000%	2/15/2037	7,220	7,781
[12]	Clear Creek Independent School District GO	5.000%	2/15/2038	5,000	5,379
[12]	Cleburne Independent School District GO	5.000%	2/15/2041	1,405	1,410
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,000	2,695
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	2,770	2,454
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	6,500	5,743
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2045	3,000	2,596
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	2,500	2,148
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2047	8,855	7,565
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2049	4,800	4,889
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2049	6,700	5,659
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	2,000	1,709
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	5,340	4,486
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2050	3,000	2,982
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2053	1,500	1,285
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2054	6,280	5,188
[12]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2055	4,000	3,949
[12]	Clint Independent School District GO, Prere.	5.000%	8/15/2025	1,645	1,646
	Collin County Community College District GO	5.000%	8/15/2033	1,090	1,162
	Collin County Community College District GO	3.000%	8/15/2040	1,000	820
[12]	Comal Independent School District GO	3.000%	2/15/2038	3,000	2,600
[12]	Comal Independent School District GO	4.000%	2/1/2043	2,175	1,996
[12]	Comal Independent School District GO	2.625%	2/1/2047	5,000	3,237
[8,12]	Comal Independent School District GO	5.000%	2/1/2048	5,000	5,065
[8,12]	Comal Independent School District GO	5.000%	2/1/2050	9,000	9,100
[12]	Conroe Independent School District GO	5.000%	2/15/2029	330	358
[12]	Conroe Independent School District GO	5.000%	2/15/2042	7,285	7,511
[12]	Conroe Independent School District GO	2.650%	2/15/2047	1,000	658
[12]	Conroe Independent School District GO	4.000%	2/15/2047	325	282
[12]	Conroe Independent School District GO	4.000%	2/15/2050	6,525	5,540
[12]	Corpus Christi Independent School District GO	4.125%	8/15/2053	4,375	3,753
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/2040	1,370	1,101
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2040	1,595	1,602
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	20,075	20,129
[2]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	6,000	6,157
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/2054	5,000	4,367
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2055	5,000	5,006
[12]	Crowley Independent School District GO	5.000%	2/1/2048	6,160	6,220
[12]	Crowley Independent School District GO	5.000%	2/1/2049	9,060	9,148
[12]	Crowley Independent School District GO	5.250%	2/1/2053	10,000	10,252
[12]	Crowley Independent School District GO	4.250%	2/1/2054	10,000	8,776
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	325	329
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	1,855	1,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	3,155	3,275
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	1,245	1,261
[12]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	4,850	5,331
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2035	325	297
[12]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	8
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	8,000	7,284
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	1,400	1,253
[12]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	5,000	4,290
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	390	423
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	270	295
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	3,585	3,959
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2030	480	537
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	2,510	2,716
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2033	2,000	2,138
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	9,100	9,656
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2047	5,000	3,489
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	25,005	25,063
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	2,500	2,074
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	6,670	6,723
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	10,000	10,079
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	9,620	9,696
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	1,305	1,315
	Dallas College GO	4.000%	2/15/2028	730	744
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2025	1,080	1,086
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	1,405	1,447
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	5,910	6,087
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2027	1,420	1,497
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	830	894
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2029	3,660	4,013
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2030	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,645	2,949
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	460	513
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	1,790	2,008
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	2,640	2,852
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	3,550	3,835
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	155	172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	190	214
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	1,875	1,899
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	1,630	1,628
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	625	624
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	60	65
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	5,000	5,414
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	3,000	3,181
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2041	4,320	4,092
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	2,500	2,607
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	15,150	14,103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,635	5,727
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	5,000	5,132
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	13,505	12,120
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	16,230	14,546
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	11,500	11,772
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	6,620	5,711
[12]	Dallas Independent School District GO	5.000%	2/15/2029	9,000	9,761
[12]	Dallas Independent School District GO	5.000%	2/15/2030	8,795	9,686
[12]	Dallas Independent School District GO	3.000%	2/15/2035	765	701
[12]	Dallas Independent School District GO	3.000%	2/15/2036	1,275	1,144
[12]	Dallas Independent School District GO	3.000%	2/15/2039	5,340	4,441
[12]	Dallas Independent School District GO	2.000%	2/15/2043	1,000	618
[12]	Dallas Independent School District GO	5.000%	2/15/2048	400	404
[12]	Dallas Independent School District GO	4.000%	2/15/2053	3,500	2,980
[12]	Dallas Independent School District GO	4.000%	2/15/2054	4,585	3,888
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2026	3,705	3,742
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2027	3,805	3,915
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2028	2,025	2,134
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2029	1,405	1,507
[12]	Dallas Independent School District GO PUT	5.000%	2/15/2030	1,405	1,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/2026	3,205	3,245
	Dallas TX GO	5.000%	2/15/2026	11,500	11,645
	Dallas TX GO	5.000%	2/15/2027	7,610	7,889
	Dallas TX GO	5.000%	2/15/2027	10,000	10,367
	Dallas TX GO	5.000%	2/15/2028	4,015	4,259
	Dallas TX GO	5.000%	2/15/2028	10,000	10,607
	Dallas TX GO	5.000%	2/15/2031	10,815	11,975
[2]	Dallas TX GO	3.000%	2/15/2033	695	652
[2]	Dallas TX GO	3.125%	2/15/2035	100	91
[2]	Dallas TX GO	3.250%	2/15/2037	235	207
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2027	4,430	4,446
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	2,570	2,634
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2030	1,115	1,140
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	1,220	1,246
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2034	295	300
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	13,105	13,105
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	3,000	2,712
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	60	55
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	2,905	2,531
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	13,865	13,953
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2046	100	74
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2049	20	17
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	6,160	5,236
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2045	550	496
[12]	Del Valle Independent School District TX GO	4.000%	6/15/2047	13,305	11,525
[12]	Denton Independent School District GO	5.000%	8/15/2035	5,390	5,938
[12]	Denton Independent School District GO	5.000%	8/15/2036	1,365	1,483
[12]	Denton Independent School District GO	5.000%	8/15/2037	2,075	2,234
[12]	Denton Independent School District GO	5.000%	8/15/2038	3,195	3,406
[12]	Denton Independent School District GO	5.000%	8/15/2039	2,225	2,353
[12]	Denton Independent School District GO	5.000%	8/15/2040	1,565	1,643
[12]	Denton Independent School District GO	5.000%	8/15/2041	1,385	1,442
[12]	Denton Independent School District GO	5.000%	8/15/2043	750	770
[12]	Denton Independent School District GO	2.000%	8/15/2048	170	92
[12]	Denton Independent School District GO	5.000%	8/15/2048	6,655	6,704
[12]	Denton Independent School District GO	5.000%	8/15/2053	16,070	16,100
[12]	Denton Independent School District GO PUT	4.000%	8/15/2028	4,695	4,811
[12]	Denton Independent School District GO PUT	4.000%	8/15/2030	2,240	2,312
[12]	Denton Independent School District GO, Prere.	5.000%	8/15/2025	3,185	3,188
[12]	Denton Independent School District GO, Prere.	5.000%	8/15/2025	7,940	7,947
[8]	Denton TX GO	5.000%	2/15/2026	7,355	7,438
[8]	Denton TX GO	5.000%	2/15/2027	8,465	8,762
[8]	Denton TX GO	5.000%	2/15/2028	9,445	9,990
	Denton TX GO	2.000%	2/15/2039	1,400	982
[12]	Dickinson Independent School District GO	4.000%	2/15/2041	12,650	11,607
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	5,075	4,385
[12]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/2051	5,000	2,787
[12]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2054	2,500	2,088
[2]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/2049	3,700	3,807
[2]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/2054	11,660	10,227
	Ector County TX GO	4.000%	2/15/2047	6,110	5,306
	Ector County TX GO	5.000%	2/15/2050	10,140	10,000
[12]	El Paso Independent School District GO	4.000%	8/15/2043	9,890	9,024
[12]	El Paso Independent School District GO	4.000%	8/15/2045	285	252
[12]	El Paso Independent School District GO	4.000%	8/15/2048	2,710	2,326
[12]	El Paso Independent School District GO, Prere.	4.000%	8/15/2029	5	5
	El Paso TX GO	4.000%	8/15/2041	60	54
	El Paso TX GO	5.000%	8/15/2042	1,235	1,238
	El Paso TX GO	4.000%	8/15/2044	1,485	1,308
	El Paso TX GO	3.000%	8/15/2047	2,990	2,098
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	665	677
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/2039	1,255	883
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	14,000	12,330
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2048	5,215	4,437
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	5,000	5,099
[10,12]	Elgin Independent School District GO	4.590%	9/12/2025	500	504
[12]	Forney Independent School District GO	2.000%	2/15/2040	1,835	1,255
[12]	Forney Independent School District GO	4.000%	8/15/2047	10,010	8,671
[12]	Forney Independent School District GO	5.000%	8/15/2048	5	5
[8,12]	Forney Independent School District GO	5.000%	8/15/2050	3,000	3,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Forney Independent School District GO	2.000%	2/15/2051	10,000	5,170
[12]	Forney Independent School District GO	4.000%	8/15/2052	8,025	6,770
[12]	Forney Independent School District GO	4.000%	8/15/2053	15,300	12,842
[8,12]	Forney Independent School District GO	5.250%	8/15/2055	2,000	2,069
[1]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/2040	250	168
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/2053	12,000	12,074
	Fort Bend County TX GO	5.250%	3/1/2053	320	328
[1]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/2051	3,625	2,422
[2]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2055	6,400	6,563
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/2036	500	379
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	5,020	3,191
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2051	1,485	1,022
[12]	Fort Bend Independent School District GO	4.250%	8/15/2054	15,000	13,094
[12]	Fort Bend Independent School District GO PUT	0.875%	8/1/2025	1,475	1,475
[12]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	7,245	7,037
[12]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	3,000	3,062
[12]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	8,930	9,101
[12]	Fort Worth Independent School District GO	4.000%	2/15/2048	1,470	1,275
[12]	Fort Worth Independent School District GO	4.000%	2/15/2049	4,135	3,531
[12]	Frenship Independent School District GO	3.000%	2/15/2041	1,240	996
[12]	Frisco Independent School District GO	5.000%	8/15/2036	2,230	2,328
[12]	Frisco Independent School District GO	3.500%	2/15/2037	5,000	4,738
[12]	Galveston Independent School District GO	4.000%	2/1/2047	1,520	1,347
[12]	Garland Independent School District GO	5.000%	2/15/2026	6,025	6,106
[12]	Garland Independent School District GO	5.000%	2/15/2033	1,025	1,151
[12]	Garland Independent School District GO	5.000%	2/15/2034	4,025	4,473
[12]	Garland Independent School District GO	5.000%	2/15/2035	2,910	3,199
[12]	Garland Independent School District GO	5.000%	2/15/2038	4,120	4,381
[12]	Garland Independent School District GO	5.000%	2/15/2040	3,605	3,752
[12]	Garland Independent School District GO	5.000%	2/15/2041	4,075	4,211
[12]	Garland Independent School District GO	5.000%	2/15/2042	3,585	3,681
[12]	Garland Independent School District GO	5.000%	2/15/2043	3,360	3,429
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	400	415
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	2,415	2,047
	Georgetown TX GO	2.000%	8/15/2034	1,130	943
[2]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/2047	120	108
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2034	3,615	3,748
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,990	3,085
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	40	41
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	75	77
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	1,050	1,068
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	11,465	11,494
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	7,605	6,588
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	1,350	1,389
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	25,765	25,133
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2048	50	51
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	15,345	13,025
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	20	13
[1]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	1,000	703
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	13,035	13,694
	Grayson County TX Junior College District GO	4.000%	2/15/2049	3,310	2,786
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/2048	5,020	5,103
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2049	9,720	9,703
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	2,650	2,258
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2054	4,000	3,494
[1]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/2046	400	246
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2054	2,515	2,495
[12]	Greenwood Independent School District GO	5.000%	2/15/2049	2,280	2,294
[12]	Greenwood Independent School District GO	4.000%	2/15/2054	10,000	8,412
[8,12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	6,435	6,509
[12]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	6,790	7,191
[12]	Hallsville TX Independent School District GO	3.000%	2/15/2038	2,975	2,511
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	6,345	6,806
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	750	745
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	8,160	8,694
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/2026	3,140	3,149
	Harris County Flood Control District GO	4.000%	10/1/2045	5,730	4,948
	Harris County Flood Control District GO	4.250%	10/1/2047	4,635	4,137
	Harris County Flood Control District GO	4.000%	9/15/2048	5,525	4,686
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2025	7,000	7,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/2026	1,305	1,310
	Harris County TX GO	5.000%	10/1/2026	1,085	1,118
	Harris County TX GO	5.000%	10/1/2027	2,985	2,996
	Harris County TX GO	5.000%	10/1/2028	2,030	2,037
	Harris County TX GO	4.000%	9/15/2049	8,070	6,737
	Harris County TX GO	5.000%	9/15/2054	6,400	6,450
	Harris County TX Highway Revenue	5.000%	8/15/2025	5,680	5,685
	Harris County TX Highway Revenue	5.000%	8/15/2028	665	679
	Harris County TX Highway Revenue	5.000%	8/15/2030	1,405	1,432
	Harris County TX Highway Revenue	5.000%	8/15/2031	370	377
	Harris County TX Highway Revenue	5.000%	8/15/2032	340	346
	Harris County TX Highway Revenue	5.000%	8/15/2033	2,210	2,244
	Harris County TX Highway Revenue	5.000%	8/15/2036	140	141
	Harris County TX Highway Revenue	5.000%	8/15/2041	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	4,895	5,343
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	3,020	3,341
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2031	3,450	3,619
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	1,325	1,470
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2037	7,595	8,279
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	5,180	5,586
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,105	1,109
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	22,030	19,282
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	4,740	4,030
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,181
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	570	482
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	8,745	7,248
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	9,900	10,214
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	13,160	13,553
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2027	10,230	10,750
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	13,490	14,439
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2029	6,340	6,887
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	8,755	9,600
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	12,975	13,746
[2,4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,325	1,383
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	30	19
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	1,945	420
	Hidalgo County TX GO	4.000%	8/15/2043	3,480	3,156
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	25,130	28,257
[12]	Houston Independent School District GO	5.000%	2/15/2026	7,290	7,390
[12]	Houston Independent School District GO	5.000%	2/15/2026	11,280	11,434
[12]	Houston Independent School District GO	5.000%	2/15/2027	225	228
[12]	Houston Independent School District GO	5.000%	2/15/2028	3,500	3,633
[12]	Houston Independent School District GO	4.000%	2/15/2033	395	397
[12]	Houston Independent School District GO	5.000%	2/15/2034	5,550	6,304
	Houston Independent School District GO PUT	5.000%	7/15/2028	9,560	10,110
[12]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	105	107
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	5,295	5,592
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,320	3,495
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	580	651
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	100	102
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	5,095	5,168
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	90	91
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2025	5,420	5,460
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	12,810	13,955
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	1,540	1,664
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2033	10,000	11,194
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	5,235	5,840
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	4,000	4,355
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2037	4,300	4,096
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	1,080	1,087
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	355	357
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	7,970	7,971
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2045	50	44
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	250	172
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	16,890	14,210
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	5,000	5,097
[2]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2026	18,015	17,343
[2]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2027	1,395	1,305
[2]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	1,230	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/2032	360	425
	Houston TX GO	5.000%	3/1/2026	2,180	2,213
	Houston TX GO	5.000%	3/1/2026	5,060	5,137
	Houston TX GO	5.000%	3/1/2027	1,820	1,894
	Houston TX GO	5.000%	3/1/2028	475	482
	Houston TX GO	5.000%	3/1/2028	3,250	3,368
	Houston TX GO	5.000%	3/1/2028	1,365	1,446
	Houston TX GO	5.000%	3/1/2029	525	543
	Houston TX GO	5.000%	3/1/2029	8,745	9,433
	Houston TX GO	5.000%	3/1/2034	360	397
	Houston TX GO	5.250%	3/1/2043	1,205	1,248
	Houston TX GO	5.250%	3/1/2049	7,880	7,968
	Houston TX GO	4.125%	3/1/2051	8,150	6,991
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	600	601
[6]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2030	55	46
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2031	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2032	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2034	500	501
[12]	Humble Independent School District GO	5.000%	2/15/2047	840	849
[12]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	2,175	2,231
[12]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	14,265	12,126
[12]	Hutto Independent School District GO	5.000%	8/1/2048	1,870	1,887
[12]	Hutto Independent School District GO PUT	2.000%	8/1/2025	735	735
[1]	Hutto TX GO	4.250%	8/1/2054	10,265	8,942
[12]	Irving Independent School District GO	5.000%	2/15/2039	700	735
[12]	Irving Independent School District GO	5.000%	2/15/2040	1,610	1,679
[12]	Irving Independent School District GO	5.000%	2/15/2041	1,525	1,583
[12]	Irving Independent School District GO	5.000%	2/15/2043	1,245	1,277
	Irving TX GO	5.000%	9/15/2029	1,525	1,631
[12]	Jarrell Independent School District GO	4.000%	2/15/2054	2,270	1,901
[12]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/2040	1,070	732
[12]	Joshua Independent School District GO	4.000%	8/15/2049	3,000	2,567
[12]	Judson Independent School District GO	4.000%	2/1/2041	150	139
[12]	Judson Independent School District GO	5.000%	2/1/2049	7,070	7,129
[12]	Judson Independent School District GO	4.000%	2/1/2053	5,170	4,308
[12]	Judson Independent School District GO	5.000%	2/1/2053	2,015	2,025
[12]	Katy Independent School District GO	5.000%	2/15/2026	20,490	20,767
[12]	Katy Independent School District GO	5.000%	2/15/2027	9,625	9,983
[12]	Katy Independent School District GO	5.000%	2/15/2028	8,965	9,523
[12]	Katy Independent School District GO	5.000%	2/15/2048	11,540	11,704
[12]	Katy Independent School District GO	4.000%	2/15/2049	2,215	1,927
[12]	Katy Independent School District GO	3.000%	2/15/2051	50	34
[12]	Katy Independent School District GO	4.000%	2/15/2052	1,005	860
[12]	Katy Independent School District GO	4.000%	2/15/2053	405	346
[12]	Katy Independent School District GO	5.250%	2/15/2054	10,000	10,324
[12]	Katy Independent School District GO	4.750%	2/15/2055	5,000	4,813
[12]	Keller TX Independent School District GO	4.000%	8/15/2038	11,260	10,841
[12]	Killeen Independent School District GO	3.000%	2/15/2044	1,835	1,367
[8,12]	Klein Independent School District GO	5.000%	8/1/2029	4,045	4,411
[12]	Klein Independent School District GO	4.000%	8/1/2040	17,765	16,854
[12]	Klein Independent School District GO	4.000%	8/1/2047	4,325	3,743
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	8,630	7,457
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,825	3,300
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	3,575	3,117
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	5,450	5,502
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	2,745	1,878
[12]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	40	26
[12]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	11,950	11,992
[2]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	12,500	12,925
[12]	Lamar Consolidated Independent School District GO	5.250%	2/15/2059	7,175	7,327
[12]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	10,000	7,959
[12]	Leander Independent School District GO	5.000%	8/15/2038	450	450
[12]	Leander Independent School District GO	5.000%	8/15/2038	5,000	5,390
[12]	Leander Independent School District GO	5.000%	8/15/2040	11,575	11,585
[12]	Leander Independent School District GO	0.000%	8/16/2042	1,655	695
[12]	Leander Independent School District GO	0.000%	8/16/2044	10,000	3,709
[12]	Leander Independent School District GO	5.000%	2/15/2048	3,000	3,029
	Lewisville Independent School District GO	5.000%	8/15/2025	25	25
[12]	Lewisville Independent School District GO	4.000%	8/15/2026	565	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Lewisville Independent School District GO	4.000%	8/15/2027	4,340	4,344
	Lewisville Independent School District GO	5.000%	8/15/2028	1,880	1,883
[12]	Lewisville Independent School District GO	5.000%	8/15/2043	4,000	4,107
[12]	Liberty Hill Independent School District GO	4.000%	2/1/2046	1,000	896
[12]	Liberty Hill Independent School District GO	4.375%	2/1/2047	5,000	4,643
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2052	620	621
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2055	5,000	5,010
[12]	Liberty Hill Independent School District GO	5.000%	2/1/2058	4,000	4,008
[12]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,135	5,137
	Lone Star College System GO	5.000%	8/15/2042	1,405	1,415
	Lone Star College System GO	2.375%	2/15/2051	120	67
[12]	Longview Independent School District GO	4.000%	2/15/2049	1,975	1,694
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	7,990	7,505
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	3,000	3,139
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	9,085	9,823
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2027	1,490	1,554
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2030	3,110	3,419
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	3,100	3,417
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,560	1,735
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2040	100	93
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,935	4,953
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,680	1,677
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	1,675	1,681
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	1,595	1,596
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	155	153
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	5,690	5,797
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2048	2,500	2,584
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	5,070	4,094
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	1,700	1,685
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	4,000	3,986
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	4,665	4,646
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	3,995	4,074
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	13,725	14,226
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	10,010	10,200
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	5,000	4,936
[8,12]	Lubbock Independent School District GO	4.500%	2/15/2055	5,000	4,581
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	13,145	11,338
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	5,010	4,147
[12]	Mabank Independent School District GO	4.000%	8/15/2049	6,250	5,348
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	125	108
[12]	Mansfield Independent School District GO	4.000%	2/15/2049	6,570	5,562
[12]	Mansfield Independent School District GO	5.000%	2/15/2050	1,000	1,018
[12]	Mansfield Independent School District GO	4.000%	2/15/2054	5,500	4,519
[12]	Mansfield Independent School District GO	5.250%	2/15/2055	13,000	13,430
[12]	Medina Valley Independent School District GO	4.000%	2/15/2053	4,590	3,859
[12]	Melissa Independent School District GO	4.000%	2/1/2049	15,350	13,632
[12]	Melissa Independent School District GO	4.000%	2/1/2054	3,960	3,478
[8,12]	Mesquite Independent School District GO	5.000%	8/15/2043	5,000	5,194
[8,12]	Mesquite Independent School District GO	5.000%	8/15/2044	5,000	5,164
[8,12]	Mesquite Independent School District GO	4.500%	8/15/2049	5,000	4,759
[8,12]	Mesquite Independent School District GO	5.000%	8/15/2049	5,000	5,102
[8,12]	Mesquite Independent School District GO	5.250%	8/15/2052	6,000	6,218
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	125	89
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/2027	15	9
[12]	Midland Independent School District GO	4.000%	2/15/2042	2,000	1,853
[12]	Midland Independent School District GO	5.000%	2/15/2047	6,105	6,151
[12]	Midland Independent School District GO	5.000%	2/15/2050	1,605	1,603
[12]	Midland Independent School District GO	4.000%	2/15/2054	10,190	8,627
[12]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/2032	1,415	1,395
	Montgomery County TX GO	4.500%	3/1/2050	4,500	4,168
[12]	Montgomery Independent School District GO	4.000%	2/15/2048	2,420	2,092
[12]	Montgomery Independent School District GO	4.000%	2/15/2053	5,320	4,473
[12]	New Braunfels Independent School District GO	4.000%	2/1/2052	13,725	11,602
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	1,000	833
[12]	New Caney Independent School District GO	2.000%	2/15/2040	1,430	980
[12]	New Caney Independent School District GO	5.000%	2/15/2048	1,995	2,021
[12]	New Caney Independent School District GO	4.000%	2/15/2054	5,070	4,232
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/2057	5,050	3,861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	3,555	3,412
[12]	North East TX Independent School District GO	5.250%	2/1/2029	4,310	4,689
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/2026	1,515	1,566
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/2041	10,000	8,966
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/2031	360	365
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2027	4,000	4,204
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2028	6,500	6,978
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2029	4,545	4,972
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2030	4,600	5,102
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2031	3,640	4,069
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2032	4,010	4,509
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2033	18,520	20,905
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2034	3,380	3,824
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2035	4,855	5,459
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2043	7,845	8,095
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2044	4,000	4,104
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2051	4,000	4,037
	North Texas Municipal Water District Water System Revenue	5.250%	9/1/2051	6,000	6,184
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2055	6,510	6,552
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2033	2,250	2,131
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2034	5,750	5,761
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2035	230	230
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	13,695	13,834
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	3,060	3,091
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	1,420	1,434
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	1,670	1,687
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	400	404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	4,000	4,142
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,520	1,574
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,945	1,964
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	545	550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	14,635	15,455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	3,345	3,376
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	1,020	1,029
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	8,375	9,019
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,255	2,275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,780	1,796
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	2,420	2,639
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,365	2,384
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	1,030	1,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,850	10,844
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	1,280	1,290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	545	557
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,475	7,195
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	12,070	13,361
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,100	1,127
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	18,015	19,997
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	5,005	5,554
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	2,595	2,894
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	13,470	14,778
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	4,350	4,277
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	615	617
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	2,600	2,610
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	5,205	5,656
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	1,455	1,479
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	2,970	3,196
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	220	207
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	230	234
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	2,405	2,476
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2038	4,410	4,711
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	5,030	4,699
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,860	9,886
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	255	257
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	260	263
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	2,080	2,177
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	1,350	1,306
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	2,760	2,862
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	105	92
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,770	3,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	1,800	1,605
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	18,600	18,630
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	9,950	9,953
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	3,350	2,958
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	1,395	1,446
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2046	160	113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	6,490	6,420
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	15,315	15,085
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	1,080	1,075
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/2049	1,205	1,017
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	2,930	1,942
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,670	13,428
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/2031	2,515	3,023
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	8,180	7,607
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	1,635	1,472
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	2,725	2,368
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	6,630	5,533
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	180	144
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	20,605	15,754
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	6,015	4,384
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	710	492
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,550	6,936
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	3,345	2,080
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2038	7,675	4,500
[12]	Northside Independent School District GO	5.000%	8/15/2050	1,185	1,197
[12]	Northside Independent School District GO	4.125%	8/15/2054	5,330	4,524
[12]	Northside Independent School District GO	5.000%	8/15/2055	6,055	6,088
[12]	Northside Independent School District GO PUT	3.000%	8/1/2026	3,795	3,786
[12]	Northside Independent School District GO PUT	2.000%	6/1/2027	3,625	3,544
[12]	Northside Independent School District GO PUT	3.550%	6/1/2028	16,275	16,470
[12]	Northwest Independent School District GO	4.000%	2/15/2048	1,785	1,537
[12]	Northwest Independent School District GO	5.000%	2/15/2048	4,585	4,608
[12]	Northwest Independent School District GO	5.000%	2/15/2048	6,090	6,121
[12]	Northwest Independent School District GO	5.000%	2/15/2049	9,350	9,379
[12]	Northwest Independent School District GO	5.000%	2/15/2049	11,025	11,059
[12]	Northwest Independent School District GO	5.000%	2/15/2050	4,250	4,307
[12]	Northwest Independent School District GO	5.250%	2/15/2055	11,000	11,338
[12]	Pasadena Independent School District GO	5.000%	2/15/2038	1,590	1,686
[12]	Pasadena Independent School District GO	5.000%	2/15/2047	325	328
[12]	Pasadena Independent School District GO	4.000%	2/15/2052	10,015	8,336
[12]	Pasadena Independent School District GO	4.250%	2/15/2053	525	453
[8]	Pearland TX GO	5.250%	9/1/2055	2,000	2,056
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2031	1,095	1,223
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/2054	6,850	6,891
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2026	5,180	5,313
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	6,660	6,973
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	1,430	1,600
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	1,135	1,271
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	6,470	7,285
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	9,895	11,142
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	2,690	3,039
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	260	290
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	1,350	1,491
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	15,000	16,931
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2035	4,115	4,763
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	6,050	6,528
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	3,925	4,235
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	4,610	5,101
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	4,915	5,183
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,120	2,876
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	1,000	938
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	3,740	3,912
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2048	6,750	6,851
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/2052	3,000	2,561
	Pflugerville Independent School District GO	5.000%	2/15/2039	5,115	5,320
	Pflugerville Independent School District GO	5.000%	2/15/2048	7,285	7,305
	Pflugerville TX GO	1.750%	8/1/2034	800	632
	Pflugerville TX GO	4.125%	8/1/2053	3,505	2,953
	Pflugerville TX GO	5.000%	8/1/2053	300	299
[12]	Plano Independent School District GO	5.000%	2/15/2027	4,000	4,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Plano Independent School District GO	5.000%	2/15/2028	2,000	2,115
[12]	Plano Independent School District GO	5.000%	2/15/2030	3,360	3,682
	Plano Independent School District GO	5.000%	2/15/2036	1,960	2,121
	Plano Independent School District GO	5.000%	2/15/2038	1,185	1,261
	Plano Independent School District GO	3.625%	2/15/2039	3,000	2,724
	Plano Independent School District GO	3.750%	2/15/2040	3,000	2,714
	Plano Independent School District GO	5.000%	2/15/2041	3,125	3,241
	Plano Independent School District GO	5.000%	2/15/2042	2,120	2,182
	Plano Independent School District GO	5.000%	2/15/2043	4,015	4,112
	Plano TX GO	2.000%	9/1/2038	1,975	1,434
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	8,060	8,125
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	13,465	13,508
[8,12]	Princeton Independent School District GO	5.000%	2/15/2050	3,405	3,430
[8,12]	Princeton Independent School District GO	5.250%	2/15/2055	5,000	5,138
[12]	Prosper Independent School District GO	4.000%	2/15/2048	2,480	2,158
[12]	Prosper Independent School District GO	4.000%	2/15/2049	1,640	1,414
[12]	Prosper Independent School District GO	5.000%	2/15/2049	70	70
[12]	Prosper Independent School District GO	2.250%	2/15/2052	6,110	3,352
[12]	Prosper Independent School District GO	4.000%	2/15/2054	6,710	5,635
[12]	Prosper Independent School District GO	5.250%	2/15/2055	5,000	5,150
[12]	Richardson Independent School District GO	5.000%	2/15/2026	19,930	20,221
[12]	Richardson Independent School District GO	5.000%	2/15/2042	7,445	7,465
[12]	Richardson Independent School District GO	4.000%	2/15/2049	3,500	3,006
[12]	Rockwall Independent School District GO	5.250%	2/15/2048	270	278
[12]	Round Rock Independent School District GO	5.000%	8/1/2030	3,485	3,787
[12]	Round Rock Independent School District GO	3.000%	8/1/2033	490	469
[12]	Round Rock Independent School District GO	4.000%	8/1/2044	9,910	9,047
[12]	Round Rock Independent School District GO	5.000%	8/1/2045	6,145	6,244
[12]	Royse City TX Independent School District GO	5.000%	2/15/2053	3,145	3,164
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	4,960	4,746
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	4,240	4,285
[12]	Salado Independent School District GO	4.250%	2/15/2054	5,000	4,374
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/2054	3,585	2,065
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	7,695	8,365
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	5,075	5,465
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	10,285	9,164
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	11,465	11,613
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	230	244
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	500	503
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	13,330	13,638
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	670	685
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	3,105	3,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	285	288
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,280	1,335
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	2,040	1,812
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	1,850	1,898
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,930	3,991
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,735	2,761
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	875	901
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2041	3,110	3,254
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	4,250	4,251
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	12,030	11,966
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	4,060	3,447
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2047	5,380	5,291
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	3,605	3,553
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	1,000	997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	2,450	2,474
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,190	7,402
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,925	8,158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	7,500	7,731
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	5,070	5,226
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/2049	5,000	5,264
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	6,000	6,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	5,075	5,212
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	1,315	1,307
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	3,845	3,843
	San Antonio TX GO	3.000%	8/1/2035	240	216
[8,12]	San Antonio TX Independent School District GO	5.000%	8/15/2026	4,120	4,217
[8,12]	San Antonio TX Independent School District GO	5.000%	8/15/2027	2,750	2,877
[12]	San Antonio TX Independent School District GO	5.000%	8/15/2048	1,540	1,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	San Antonio TX Independent School District GO, Prere.	5.000%	8/15/2025	435	435
	San Antonio Water System Water Revenue	5.000%	5/15/2033	740	756
	San Antonio Water System Water Revenue	5.250%	5/15/2048	11,215	11,555
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10,000	10,198
	San Jacinto Community College District GO	4.000%	2/15/2041	3,450	3,136
	San Jacinto Community College District GO	4.000%	2/15/2046	10	9
[12]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	3,225	3,325
[12]	Sanger Independent School District GO	4.000%	8/15/2047	1,475	1,278
[12]	Sanger Independent School District GO	4.000%	8/15/2052	7,115	6,002
	Seguin TX GO	5.500%	9/1/2049	5,000	5,260
	Seguin TX GO	5.500%	9/1/2054	4,000	4,198
	Seguin TX GO	5.250%	9/1/2058	6,055	6,145
	Seguin TX GO	5.500%	9/1/2059	10,090	10,555
[1]	Sheldon Independent School District GO	5.000%	2/15/2029	1,675	1,802
[8,12]	Sherman TX Independent School District GO	5.000%	2/15/2026	2,300	2,330
[12]	Sherman TX Independent School District GO	5.000%	2/15/2048	3,100	3,132
[12]	Sherman TX Independent School District GO	5.000%	2/15/2053	2,500	2,518
[12]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,500	1,261
	Smith County TX GO	5.000%	8/15/2043	25	25
[12]	Socorro Independent School District GO	4.000%	8/15/2044	1,450	1,313
[12]	Southwest Independent School District GO	4.000%	2/1/2053	7,370	6,160
[8,12]	Spring Branch Independent School District GO	5.000%	2/1/2027	7,250	7,513
[8,12]	Spring Branch Independent School District GO	5.000%	2/1/2028	5,000	5,291
[8,12]	Spring Branch Independent School District GO	5.000%	2/1/2029	6,820	7,362
[12]	Spring Branch Independent School District GO	4.500%	2/1/2047	9,740	9,293
[8,12]	Spring Independent School District GO	5.250%	8/15/2049	7,000	7,287
	Spring Independent School District GO	4.000%	8/15/2052	16,355	14,031
[8,12]	Springtown Independent School District GO	5.000%	2/15/2055	7,035	7,066
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2048	15,900	13,572
	Tarrant County College District GO	5.000%	8/15/2040	7,330	7,639
	Tarrant County TX GO	4.000%	7/15/2047	2,975	2,536
	Temple College GO	3.000%	7/1/2046	1,955	1,389
	Temple TX GO	2.125%	8/1/2039	1,720	1,217
	Texas A&M University College & University Revenue	5.000%	5/15/2026	3,975	4,051
	Texas A&M University College & University Revenue	5.000%	5/15/2027	1,255	1,309
	Texas A&M University College & University Revenue	5.000%	5/15/2028	1,285	1,336
	Texas A&M University College & University Revenue	3.000%	5/15/2041	325	256
[12]	Texas City TX Independent School District GO	4.000%	8/15/2053	3,710	3,114
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2025	6,615	6,642
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2025	3,485	3,499
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	2,170	2,234
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	8,055	8,294
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2030	1,055	1,080
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	8,005	9,015
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	25,040	28,233
	Texas GO	5.000%	10/1/2025	6,330	6,356
	Texas GO	5.000%	10/1/2026	1,045	1,049
	Texas GO	5.000%	10/1/2026	8,970	9,237
	Texas GO	5.000%	10/1/2027	2,935	2,945
	Texas GO	5.000%	10/1/2027	21,765	22,967
	Texas GO	3.200%	10/1/2028	7,450	7,454
	Texas GO	5.000%	10/1/2028	3,355	3,366
	Texas GO	5.000%	10/1/2028	9,915	10,687
	Texas GO	5.000%	10/1/2029	1,060	1,063
	Texas GO	5.000%	10/1/2030	295	309
	Texas GO	5.000%	10/1/2030	120	126
	Texas GO	5.000%	10/1/2030	1,850	2,056
	Texas GO	5.000%	10/1/2031	520	544
	Texas GO	5.000%	10/1/2031	45	47
	Texas GO	5.000%	10/1/2031	12,600	14,111
	Texas GO	2.250%	8/1/2032	1,000	910
	Texas GO	5.000%	10/1/2032	6,095	6,356
	Texas GO	5.000%	10/1/2032	55	57
	Texas GO	5.000%	10/1/2032	50	50
	Texas GO	5.000%	10/1/2032	25,335	28,532
	Texas GO	2.250%	8/1/2033	1,000	884
	Texas GO	5.000%	10/1/2033	6,165	6,410
	Texas GO	5.000%	10/1/2033	110	114
	Texas GO	5.000%	10/1/2034	1,540	1,597
	Texas GO	5.000%	10/1/2034	105	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/2034	6,155	6,974
	Texas GO	2.000%	8/1/2035	2,000	1,619
	Texas GO	5.000%	10/1/2035	9,370	9,388
	Texas GO	2.000%	8/1/2036	3,000	2,350
	Texas GO	5.000%	10/1/2036	12,275	12,295
	Texas GO	5.000%	10/1/2036	17,625	18,170
	Texas GO	5.000%	5/15/2040	1,595	1,596
	Texas GO	5.000%	8/1/2041	3,000	3,001
	Texas GO	5.000%	4/1/2046	235	236
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2035	1,105	998
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/2037	2,100	1,572
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2039	3,705	3,042
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	2,595	1,943
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	245	260
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2032	465	490
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	1,650	1,730
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	4,990	5,176
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	330	340
[2]	Texas State Technical College & University Revenue	5.500%	8/1/2042	3,750	3,979
	Texas State University System College & University Revenue	5.000%	3/15/2026	2,000	2,031
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,415	2,515
	Texas State University System College & University Revenue	5.000%	3/15/2028	3,920	4,071
	Texas State University System College & University Revenue	5.000%	3/15/2029	1,565	1,622
	Texas State University System College & University Revenue	5.000%	3/15/2030	13,165	14,438
	Texas State University System College & University Revenue	5.000%	3/15/2031	810	835
	Texas State University System College & University Revenue	5.250%	3/15/2054	5,100	5,184
	Texas Tech University System College & University Revenue	4.250%	2/15/2055	2,500	2,182
	Texas Transportation Commission GO	5.000%	4/1/2028	2,210	2,355
	Texas Transportation Commission GO	5.000%	4/1/2029	1,810	1,965
	Texas Transportation Commission GO	5.000%	4/1/2031	1,905	2,117
	Texas Transportation Commission GO	5.000%	4/1/2032	5,565	6,222
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2046	1,000	324
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2047	2,000	612
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2048	1,000	289
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2049	5,750	1,578
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2050	2,085	539
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2051	5,195	1,269
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	5,225	1,205
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2053	500	109
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	2,500	2,448
	Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,215	1,237
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	300	314
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	260	272
	Texas Water Development Board Water Revenue	5.000%	10/15/2030	5,150	5,170
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	3,770	4,002
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	4,030	4,187
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	785	794
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,815	1,817
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	10,285	10,844
	Texas Water Development Board Water Revenue	5.000%	8/1/2033	1,195	1,291
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	450	421
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	1,620	1,633
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,130	2,148
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	2,450	2,474
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	870	778
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	685	685
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	4,260	4,284
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	605	608
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	3,205	3,488
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	3,940	3,945
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	455	450
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	205
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	670	694
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	680	674
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	310	299
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	1,995	2,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	240	235
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	7,310	7,476
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	4,110	4,215
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,000	828
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	1,620	1,652
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,170	5,507
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,170	1,757
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	11,900	11,025
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	6,375	6,482
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,085	5,379
	Texas Water Development Board Water Revenue	5.000%	8/1/2041	100	104
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	10,815	9,845
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	13,535	12,517
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	4,765	4,826
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	1,215	1,101
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	4,995	5,022
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	23,820	21,416
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	3,945	3,538
	Texas Water Development Board Water Revenue	5.000%	10/15/2043	1,730	1,739
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	2,705	2,383
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,155	4,244
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	25,455	22,159
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	340	301
	Texas Water Development Board Water Revenue	5.000%	10/15/2045	6,855	6,857
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	890	892
	Texas Water Development Board Water Revenue	5.250%	10/15/2046	100	100
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	320	320
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	1,450	1,463
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	3,530	3,006
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	7,485	7,510
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	11,475	9,706
	Texas Water Development Board Water Revenue	4.000%	10/15/2050	50	43
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	13,270	11,181
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	16,425	13,864
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	8,500	7,531
	Texas Water Development Board Water Revenue	5.250%	10/15/2051	4,100	4,188
	Texas Water Development Board Water Revenue	4.000%	10/15/2052	35	29
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	1,920	1,882
	Texas Water Development Board Water Revenue	4.375%	10/15/2054	8,000	7,226
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	6,015	6,024
[8,12]	Tomball Independent School District GO	4.500%	2/15/2051	3,290	3,025
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2031	565	559
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/2032	630	612
	University of Houston College & University Revenue	5.000%	2/15/2029	2,365	2,392
	University of Houston College & University Revenue	5.000%	2/15/2036	510	515
	University of Houston College & University Revenue	5.000%	2/15/2037	120	121
	University of Houston College & University Revenue	5.000%	2/15/2042	345	353
	University of North Texas System College & University Revenue	5.000%	4/15/2047	6,945	6,957
[12]	Venus Independent School District GO	3.000%	8/15/2041	1,535	1,212
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	3,000	3,061
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	5,500	4,566
[12]	Waco Independent School District GO	4.125%	8/15/2053	1,625	1,398
	Waco TX GO	5.000%	2/1/2049	5,105	5,152
	Waco TX GO	5.250%	2/1/2054	11,000	11,295
[12]	Waller Consolidated Independent School District GO	3.000%	2/15/2039	1,000	827
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2044	2,000	1,792
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2048	1,230	1,058
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	1,450	1,231
[8,12]	Waller Consolidated Independent School District GO	5.250%	2/15/2050	6,000	6,166
[12]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	4,020	3,375
[8,12]	Waller Consolidated Independent School District GO	5.250%	2/15/2056	12,000	12,277
[12]	Waxahachie Independent School District GO	4.000%	2/15/2049	10,000	8,650
[12]	Waxahachie Independent School District GO	4.250%	2/15/2053	2,250	1,993
[8,12]	Waxahachie Independent School District GO	5.000%	2/15/2053	5,000	5,015
[1]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	10,165	7,858
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	120	74
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2041	1,100	989
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2045	1,465	1,244
	Williamson County TX GO	4.000%	2/15/2028	18,440	19,045
	Williamson County TX GO	5.000%	2/15/2029	6,195	6,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County TX GO	5.000%	2/15/2031	5,000	5,534
	Williamson County TX GO	2.375%	2/15/2037	3,790	3,090
[12]	Wimberley Independent School District GO	5.250%	8/15/2052	6,565	6,762
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	3,205	3,302
[12]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	3,040	3,107
[12]	Ysleta Independent School District GO	5.000%	8/15/2047	6,000	6,011
[12]	Ysleta Independent School District GO	4.000%	8/15/2050	110	92
[12]	Ysleta Independent School District GO, Prere.	5.000%	8/15/2025	8,420	8,428
					4,531,803
Utah (0.7%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/2031	2,565	2,480
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/2032	2,650	2,543
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/2033	2,725	2,605
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/2035	2,890	2,642
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2047	10,000	8,664
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/2031	3,900	3,703
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2050	2,500	2,606
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	2,500	2,599
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.500%	6/1/2050	8,500	8,859
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (Seg Redevelopment Project)	5.500%	6/1/2055	8,500	8,838
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	145	154
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	4,335	4,678
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	500	540
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	105	115
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2030	1,490	1,628
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	1,485	1,637
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	290	320
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	705	767
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	205	227
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	7,850	8,450
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	220	240
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,095	1,170
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	840	906
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	385	408
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	480	513
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,375	7,255
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	115	122
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	1,365	1,423
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,060	2,162
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	6,140	6,355
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	2,690	2,800
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	2,330	2,410
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	1,690	1,743
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,275	2,331
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	2,325	2,391
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	525	535
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	8,090	8,251
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,015	1,029
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	7,150	7,244
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	5,365	5,491
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	4,270	4,293
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,245	2,250
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	2,855	2,892
	Jordan School District GO	4.000%	6/15/2029	2,450	2,452
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	150	150
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2046	5,460	5,506
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	1,605	1,601
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2038	895	881
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2039	1,275	1,243
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/2040	1,000	954
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	15	14
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	1,000	1,001
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	4,075	4,092
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/2037	1,975	1,489
	University of Utah College & University Revenue	5.000%	8/1/2025	1,150	1,150
	University of Utah College & University Revenue	4.000%	8/1/2033	440	442
	University of Utah College & University Revenue	5.000%	8/1/2046	1,980	2,000
	University of Utah College & University Revenue	5.250%	8/1/2048	1,535	1,577
	University of Utah College & University Revenue	4.000%	8/1/2051	12,195	10,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	5.250%	8/1/2053	550	563
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	1,170	1,248
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2038	415	439
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	410	428
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2042	6,925	7,125
	Utah GO	5.000%	7/1/2026	6,985	7,147
	Utah GO	5.000%	7/1/2026	6,765	6,922
	Utah GO	5.000%	7/1/2029	785	849
	Utah GO	5.000%	7/1/2030	1,435	1,547
	Utah GO	5.000%	7/1/2031	230	247
	Utah GO	3.000%	7/1/2033	8,650	8,252
	Utah GO	3.000%	7/1/2034	3,450	3,228
[2]	Utah State University College & University Revenue	4.000%	12/1/2045	1,390	1,232
	Utah State University College & University Revenue	3.000%	12/1/2051	1,000	677
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	6,205	6,196
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	785	844
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2028	2,335	2,526
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2029	3,640	4,009
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	4,955	5,520
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2031	5,730	6,443
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	8,865	6,570
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	855	958
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	5,000	5,480
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	12,950	14,045
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	5,990	6,492
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,535	5,945
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	5,000	5,374
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	1,625	1,729
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,235	5,575
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2043	5,000	5,229
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2044	5,500	5,717
					291,492
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	14,140	13,091
Virginia (1.2%)
	Alexandria VA GO	3.000%	7/15/2046	25	18
	Arlington County VA GO	2.500%	8/15/2029	2,040	1,992
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	1,775	1,781
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2051	9,305	8,957
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2048	7,000	7,069
	Commonwealth of Virginia GO	5.000%	6/1/2026	1,300	1,327
	Commonwealth of Virginia GO	5.000%	6/1/2027	20,890	21,849
	Fairfax County VA GO	4.000%	10/1/2026	435	439
	Fairfax County VA GO	4.000%	10/1/2027	4,305	4,349
	Fairfax County VA GO	4.000%	10/1/2028	70	71
	Fairfax County VA Sewer Revenue	5.000%	7/15/2049	2,500	2,554
	Fairfax County VA Sewer Revenue	4.000%	7/15/2051	2,500	2,151
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	1,835	1,901
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	8,000	8,044
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	295	302
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	10,000	8,545
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	1,100	1,100
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	3,500	3,424
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	825	831
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/2026	5,485	5,610
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	9,525	9,606
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2048	2,215	2,219
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	805	855
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	3,835	4,120
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/2047	4,900	4,936
	Richmond VA GO	3.375%	3/1/2041	1,450	1,272
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	210	212
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	2,730	2,761
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	415	420
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	215	217
	University of Virginia College & University Revenue	5.000%	4/1/2038	1,925	1,959
	University of Virginia College & University Revenue	5.000%	4/1/2039	2,590	2,632

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Virginia College & University Revenue	5.000%	4/1/2042	20	20
University of Virginia College & University Revenue	5.000%	4/1/2044	5,135	5,176
University of Virginia College & University Revenue	3.570%	4/1/2045	6,000	4,975
University of Virginia College & University Revenue	5.000%	4/1/2047	6,000	6,030
University of Virginia College & University Revenue	2.180%	11/1/2051	19,470	11,064
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/2048	4,345	3,772
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2035	2,000	1,837
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	2,020	2,046
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	55	55
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2028	1,295	1,303
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	550	528
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/2033	45	45
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	5,430	4,976
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	5,070	4,550
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	270	238
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	3,085	2,660
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	400	336
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	440	446
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	11,060	11,200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	1,320	1,371
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2027	2,590	2,690
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	525	557
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	7,000	7,421
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	3,000	3,180
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	175	181
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	695	737
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	4,750	5,025
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	830	898
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	3,130	3,387
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	340	368
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	3,705	4,077
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	4,215	4,638
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	1,275	1,381
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,260	1,299
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	1,590	1,673
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	5,545	6,174
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	240	236
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	4,150	4,661
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	4,010	4,532
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,445	3,840
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2034	3,190	3,556
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	2,020	1,862
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	1,670	1,846
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	4,185	4,626
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	215	234
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	2,000	2,004
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,855	2,030
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	1,290	1,392
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	525	562
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2038	5,380	5,715
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	45	48
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	1,515	1,598
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2041	2,005	2,098
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	120	126
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	3,685	3,794
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	5,010	5,279
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	135	136
Virginia College Building Authority College & University Revenue	5.000%	9/1/2027	605	620
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/2037	3,015	3,306
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	13,215	11,849
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2026	95	96
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	195	203
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	1,250	1,056
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	100	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,220	4,300
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2027	2,930	3,058
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2028	1,400	1,477
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2029	9,200	9,698
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2032	2,125	2,220
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2033	585	609
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	2,520	2,538
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	280	281
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	250	249
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	3,500	3,176
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2036	9,395	8,396
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	4,000	3,213
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	2,030	2,289
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	17,000	17,735
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/2027	1,545	1,586
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/2030	6,265	6,412
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2025	220	221
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	360	365
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2026	225	231
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2027	930	967
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	5,080	5,344
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2025	3,850	3,850
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2025	5,560	5,560
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2025	6,380	6,380
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2026	3,455	3,543
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	2,625	2,757
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	620	651
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2031	5,490	6,143
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	1,105	1,217
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	170	172
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	260	279
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2038	10,595	11,274
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,885	3,753
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2025	1,860	1,860
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	6,030	6,030
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	1,675	1,675
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2026	12,000	12,353
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2027	13,000	13,709
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/2028	5,000	5,392
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2031	1,500	1,632
	Virginia Resources Authority Lease Revenue	5.000%	11/1/2033	1,395	1,497
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/2041	50	47
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/2038	7,175	6,701
[2]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	1,520	1,563
[2]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/2058	1,000	863
[2]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	3,000	2,653
					463,183
Washington (2.8%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2041	8,145	8,194
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	11,905	12,454
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2027	1,745	1,845
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/2028	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	1,195	1,292
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2029	2,095	2,308
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	1,575	1,760
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2031	325	366
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2033	4,505	4,974
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	325	356
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	3,795	3,391
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	615	663
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	1,475	1,434
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	575	590
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	24,255	21,096
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	2,485	2,495
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	4,505	4,523
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	4,515	4,544
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	7,020	7,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	1,800	1,811
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	10,925	10,995
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	4,465	4,494
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	1,645	1,656
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	19,520	19,645
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	5,315	5,349
[4]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	295	262
	Energy Northwest Nuclear Revenue	5.000%	7/1/2026	3,270	3,343
	Energy Northwest Nuclear Revenue	5.000%	7/1/2028	5,095	5,205
	Energy Northwest Nuclear Revenue	5.000%	7/1/2029	3,510	3,661
	Energy Northwest Nuclear Revenue	4.000%	7/1/2030	4,140	4,387
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	6,450	6,865
	Energy Northwest Nuclear Revenue	5.000%	7/1/2030	3,000	3,321
	Energy Northwest Nuclear Revenue	5.000%	7/1/2031	4,805	5,091
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,070	2,183
	Energy Northwest Nuclear Revenue	5.000%	7/1/2032	2,795	2,948
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	10,115	10,464
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	1,195	1,255
	Energy Northwest Nuclear Revenue	5.000%	7/1/2033	2,500	2,822
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	3,465	3,622
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	2,460	2,571
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	1,080	1,201
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	4,165	4,589
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	8,865	9,322
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	3,840	4,090
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	8,380	8,772
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	4,915	5,299
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	1,550	1,687
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	2,255	2,387
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	1,570	1,678
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,685	7,208
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	550	572
	Energy Northwest Nuclear Revenue	4.000%	7/1/2038	7,235	6,866
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	1,605	1,657
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	3,870	4,125
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	7,795	8,386
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	4,200	4,347
	Energy Northwest Nuclear Revenue	5.000%	7/1/2039	7,770	8,284
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	15,360	15,896
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	1,990	2,045
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	7,000	7,357
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	1,440	1,330
	Energy Northwest Nuclear Revenue	5.000%	7/1/2042	1,000	1,041
	Energy Northwest Nuclear Revenue	5.000%	7/1/2043	7,000	7,235
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	400	419
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	2,635	2,694
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	1,290	1,319
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	4,000	4,089
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	5,455	5,577
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	2,080	2,179
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	4,070	4,264
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,195	6,472
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	6,060	6,489
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2032	5,090	5,728
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2033	595	672
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2034	2,625	2,967
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	1,000	1,128
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	2,005	2,050
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2027	660	691
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2028	1,370	1,468
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	8,230	8,606
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	21,170	22,699
	Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	1,010	1,098
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2026	2,495	2,578
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	795	817
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	9,285	9,781
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	6,720	7,066
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	2,515	2,620
	King County School District No. 210 Federal Way GO	5.000%	12/1/2030	1,380	1,450
	King County School District No. 210 Federal Way GO	3.000%	12/1/2039	130	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 403 Renton GO	4.000%	12/1/2039	1,680	1,629
	King County School District No. 403 Renton GO	4.000%	12/1/2041	1,955	1,844
	King County School District No. 411 Issaquah GO	3.000%	12/1/2030	490	487
	King County School District No. 411 Issaquah GO	4.000%	12/1/2031	7,510	7,548
	King County School District No. 411 Issaquah GO	5.000%	12/1/2032	1,895	1,945
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2027	755	780
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	215	225
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2029	595	627
	King County WA GO	4.000%	1/1/2026	550	553
	King County WA GO	5.000%	1/1/2032	3,555	3,965
	King County WA Sewer Revenue	4.000%	7/1/2031	305	308
	King County WA Sewer Revenue	4.000%	7/1/2040	4,770	4,478
	King County WA Sewer Revenue	4.000%	7/1/2041	12,125	11,267
	King County WA Sewer Revenue	4.000%	7/1/2041	2,450	2,277
	King County WA Sewer Revenue	4.000%	7/1/2045	15	13
	King County WA Sewer Revenue PUT	0.875%	1/1/2026	20,740	20,475
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	3,500	3,571
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,215	3,243
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	2,500	2,661
	Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	5,000	5,195
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2030	675	682
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	7,030	7,833
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2044	755	658
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	800	692
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	85	95
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	2,440	2,212
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	370	326
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	600	522
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	320	322
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2047	2,210	1,901
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2048	3,145	3,171
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	4,895	4,095
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2053	1,850	1,858
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	2,900	2,925
[8]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.250%	2/1/2055	3,500	3,600
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	1,170	1,225
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	1,805	1,879
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2037	545	540
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	885	863
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	790	753
	Spokane WA GO	4.000%	12/1/2031	1,475	1,514
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	15,945	14,485
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2046	395	396
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2049	3,175	3,185
	Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2050	2,500	2,574
	Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	2,145	2,204
	University of Washington College & University Revenue	5.000%	4/1/2037	5,020	5,484
	University of Washington College & University Revenue	4.000%	12/1/2041	5,030	4,539
	University of Washington College & University Revenue	3.125%	7/1/2042	3,235	2,539
	University of Washington College & University Revenue	5.000%	4/1/2043	1,000	1,005
	University of Washington College & University Revenue	3.250%	7/1/2043	125	98
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	3,700	3,765
	Washington GO	5.000%	8/1/2025	2,940	2,940
	Washington GO	5.000%	8/1/2025	3,215	3,215
	Washington GO	5.000%	8/1/2025	6,515	6,515
	Washington GO	4.000%	7/1/2026	22,870	23,194
	Washington GO	5.000%	7/1/2026	395	399
	Washington GO	5.000%	7/1/2026	6,000	6,139
	Washington GO	5.000%	7/1/2026	10,000	10,232
	Washington GO	4.000%	7/1/2027	350	360
	Washington GO	5.000%	7/1/2027	480	503
	Washington GO	5.000%	7/1/2027	355	358
	Washington GO	5.000%	7/1/2027	10,000	10,478
	Washington GO	5.000%	7/1/2027	27,000	28,291
	Washington GO	5.000%	8/1/2027	1,445	1,517
	Washington GO	5.000%	8/1/2027	10,190	10,700
	Washington GO	4.000%	7/1/2028	380	396
	Washington GO	4.000%	7/1/2028	1,170	1,218
	Washington GO	5.000%	7/1/2028	1,825	1,843
	Washington GO	5.000%	7/1/2028	8,200	8,787

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/2028	4,700	5,032
Washington GO	5.000%	8/1/2028	1,660	1,741
Washington GO	5.000%	8/1/2028	1,950	1,995
Washington GO	5.000%	8/1/2028	5,555	5,964
Washington GO	5.000%	2/1/2029	1,225	1,327
Washington GO	4.000%	7/1/2029	15,000	15,790
Washington GO	5.000%	7/1/2029	1,265	1,277
Washington GO	5.000%	7/1/2029	1,000	1,092
Washington GO	5.000%	8/1/2029	540	565
Washington GO	5.000%	8/1/2029	4,110	4,495
Washington GO	5.000%	8/1/2029	2,910	3,183
Washington GO	5.000%	7/1/2030	730	737
Washington GO	5.000%	7/1/2030	10,095	11,180
Washington GO	5.000%	7/1/2030	10,005	11,080
Washington GO	5.000%	8/1/2030	2,460	2,513
Washington GO	5.000%	8/1/2030	480	501
Washington GO	5.000%	8/1/2030	2,350	2,455
Washington GO	5.000%	8/1/2030	2,500	2,612
Washington GO	5.000%	8/1/2030	1,095	1,214
Washington GO	5.000%	7/1/2031	3,800	3,833
Washington GO	5.000%	7/1/2031	9,365	10,498
Washington GO	5.000%	8/1/2031	2,080	2,166
Washington GO	5.000%	8/1/2031	2,910	2,970
Washington GO	5.000%	8/1/2031	650	677
Washington GO	5.000%	8/1/2031	9,070	10,175
Washington GO	5.000%	8/1/2031	1,740	1,952
Washington GO	5.000%	7/1/2032	485	489
Washington GO	5.000%	7/1/2032	10,525	11,871
Washington GO	5.000%	8/1/2032	3,810	3,810
Washington GO	5.000%	8/1/2032	6,085	6,320
Washington GO	5.000%	8/1/2032	6,355	6,601
Washington GO	5.000%	8/1/2032	835	942
Washington GO	5.000%	8/1/2032	620	700
Washington GO	5.000%	8/1/2032	10,115	11,382
Washington GO	5.000%	2/1/2033	1,330	1,479
Washington GO	5.000%	7/1/2033	2,125	2,141
Washington GO	5.000%	7/1/2033	4,280	4,857
Washington GO	5.000%	8/1/2033	850	850
Washington GO	5.000%	8/1/2033	4,375	4,531
Washington GO	5.000%	8/1/2033	2,065	2,303
Washington GO	5.000%	8/1/2033	1,355	1,403
Washington GO	5.000%	8/1/2033	5,150	5,819
Washington GO	5.000%	2/1/2034	190	209
Washington GO	5.000%	7/1/2034	700	782
Washington GO	5.000%	8/1/2034	310	315
Washington GO	5.000%	8/1/2034	250	250
Washington GO	5.000%	8/1/2034	2,240	2,440
Washington GO	5.000%	8/1/2034	100	112
Washington GO	5.000%	8/1/2034	600	663
Washington GO	5.000%	2/1/2035	6,135	6,532
Washington GO	5.000%	2/1/2035	1,070	1,168
Washington GO	5.000%	8/1/2035	730	752
Washington GO	5.000%	8/1/2035	4,280	4,681
Washington GO	5.000%	8/1/2035	425	438
Washington GO	5.000%	8/1/2035	4,100	4,578
Washington GO	5.000%	2/1/2036	655	708
Washington GO	5.000%	7/1/2036	1,005	1,098
Washington GO	5.000%	8/1/2036	190	204
Washington GO	5.000%	8/1/2036	1,100	1,192
Washington GO	5.000%	2/1/2037	880	944
Washington GO	5.000%	2/1/2037	1,975	2,078
Washington GO	5.000%	8/1/2037	8,575	8,575
Washington GO	5.000%	8/1/2037	1,215	1,227
Washington GO	5.000%	8/1/2037	6,475	6,757
Washington GO	5.000%	8/1/2037	1,790	1,937
Washington GO	5.000%	8/1/2037	1,375	1,462
Washington GO	5.000%	8/1/2037	3,395	3,723
Washington GO	5.000%	2/1/2038	305	324
Washington GO	5.000%	2/1/2038	500	513
Washington GO	5.000%	6/1/2038	3,880	4,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/2038	1,675	1,752
Washington GO	5.000%	8/1/2038	1,510	1,594
Washington GO	5.000%	8/1/2038	5,375	5,761
Washington GO	5.000%	8/1/2038	980	1,050
Washington GO	5.000%	8/1/2038	615	654
Washington GO	5.000%	8/1/2038	10,995	11,894
Washington GO	5.000%	2/1/2039	2,250	2,376
Washington GO	5.000%	2/1/2039	450	468
Washington GO	5.000%	2/1/2039	420	430
Washington GO	5.000%	2/1/2039	10,710	11,395
Washington GO	5.000%	6/1/2039	1,475	1,534
Washington GO	5.000%	8/1/2039	3,175	3,175
Washington GO	5.000%	8/1/2039	615	620
Washington GO	5.000%	8/1/2039	1,585	1,649
Washington GO	5.000%	8/1/2039	7,530	8,006
Washington GO	5.000%	8/1/2039	125	132
Washington GO	5.000%	8/1/2039	4,500	4,719
Washington GO	5.000%	2/1/2040	3,245	3,392
Washington GO	5.000%	2/1/2040	4,160	4,294
Washington GO	5.000%	2/1/2040	505	510
Washington GO	5.000%	6/1/2040	8,315	8,598
Washington GO	5.000%	8/1/2040	675	675
Washington GO	5.000%	8/1/2040	1,980	2,050
Washington GO	5.000%	8/1/2040	4,520	4,712
Washington GO	5.000%	8/1/2040	1,305	1,368
Washington GO	5.000%	8/1/2040	7,500	7,887
Washington GO	5.000%	8/1/2040	4,950	5,262
Washington GO	5.000%	2/1/2041	6,915	7,172
Washington GO	5.000%	2/1/2041	800	821
Washington GO	5.000%	2/1/2041	50	50
Washington GO	5.000%	2/1/2041	5,025	5,305
Washington GO	5.000%	6/1/2041	2,950	3,033
Washington GO	5.000%	8/1/2041	2,835	2,933
Washington GO	5.000%	8/1/2041	3,610	3,675
Washington GO	5.000%	8/1/2041	1,180	1,214
Washington GO	5.000%	8/1/2041	20	20
Washington GO	5.000%	8/1/2041	65	68
Washington GO	5.000%	8/1/2041	950	987
Washington GO	5.000%	2/1/2042	3,240	3,279
Washington GO	5.000%	2/1/2042	2,260	2,304
Washington GO	5.000%	2/1/2042	1,060	1,089
Washington GO	5.000%	2/1/2042	130	133
Washington GO	5.000%	2/1/2042	205	212
Washington GO	5.000%	2/1/2042	1,475	1,535
Washington GO	5.000%	8/1/2042	5,845	5,971
Washington GO	5.000%	8/1/2042	10,015	10,352
Washington GO	5.000%	8/1/2042	1,665	1,687
Washington GO	5.000%	8/1/2042	850	875
Washington GO	5.000%	8/1/2042	400	407
Washington GO	5.000%	2/1/2043	80	81
Washington GO	5.000%	2/1/2043	120	123
Washington GO	5.000%	2/1/2043	2,705	2,798
Washington GO	5.000%	8/1/2043	1,070	1,081
Washington GO	5.000%	8/1/2043	6,625	6,757
Washington GO	5.000%	8/1/2043	340	344
Washington GO	5.000%	8/1/2043	3,950	4,014
Washington GO	5.000%	2/1/2044	3,680	3,719
Washington GO	5.000%	2/1/2044	505	514
Washington GO	5.000%	2/1/2044	805	822
Washington GO	5.000%	8/1/2044	705	713
Washington GO	5.000%	8/1/2044	125	127
Washington GO	5.000%	8/1/2044	6,080	6,185
Washington GO	5.000%	8/1/2044	90	92
Washington GO	5.000%	8/1/2044	615	621
Washington GO	5.000%	2/1/2045	260	263
Washington GO	5.000%	8/1/2045	435	441
Washington GO	5.000%	2/1/2046	1,570	1,588
Washington GO	5.000%	8/1/2046	5,070	5,119
Washington GO	5.000%	8/1/2046	30	30
Washington GO	5.000%	2/1/2047	11,000	11,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/2047	1,700	1,712
	Washington GO	5.000%	2/1/2048	3,580	3,631
	Washington GO	5.000%	8/1/2048	5,000	5,046
	Washington GO	5.000%	8/1/2048	7,765	7,878
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	2,725	2,622
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	5,200	4,951
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	9,950	6,025
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	5,345	3,292
[2]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	1,110	703
[2]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	2,920	1,849
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	3,665	2,795
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	75	56
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2058	1,455	1,367
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	605	516
					1,138,103
West Virginia (0.0%)
[2]	Marshall University College & University Revenue	3.000%	5/1/2046	385	280
	West Virginia GO	5.000%	12/1/2041	35	35
	West Virginia GO	4.000%	6/1/2042	1,465	1,325
	West Virginia GO	4.000%	12/1/2042	1,205	1,087
	West Virginia GO	5.000%	12/1/2043	70	71
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/2034	1,180	1,156
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,700	2,720
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2047	4,470	3,798
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	2,895	2,902
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,025	851
					14,225
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/2027	1,780	1,770
	Franklin Public School District GO	4.000%	4/1/2045	17,230	15,352
	Howard-Suamico WI School District GO	1.750%	3/1/2032	4,530	3,893
	Madison WI Metropolitan School District GO	1.625%	3/1/2034	5,215	4,097
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	14,285	14,189
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2029	1,140	1,152
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2035	930	937
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	6,000	6,014
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	10,000	9,963
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	3,825	2,451
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	1,250	1,278
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2047	1,950	1,961
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2052	2,255	2,264
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/2055	1,500	1,505
[2]	Racine Unified School District GO	4.000%	4/1/2045	1,000	896
	Stoughton WI GO	2.375%	4/1/2027	1,205	1,190
	West De Pere School District GO	3.000%	4/1/2032	2,885	2,773
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	700	731
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	1,280	1,336
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	9,360	9,770
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/2027	225	232
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	4,650	1,651
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	3,000	776
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	3,000	585
[2]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	20,500	3,004
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2026	4,010	4,102
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2027	2,275	2,385
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	2,585	2,703
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	1,610	1,682
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	850	931
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	660	734
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2031	3,585	4,033
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	3,775	4,286
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	1,990	2,240
	Wisconsin GO	5.000%	11/1/2025	2,660	2,677
	Wisconsin GO	5.000%	5/1/2026	9,230	9,408
	Wisconsin GO	5.000%	11/1/2026	2,640	2,726
	Wisconsin GO	5.000%	11/1/2026	1,030	1,064
	Wisconsin GO	5.000%	5/1/2027	8,695	9,091
	Wisconsin GO	5.000%	5/1/2027	11,280	11,794
	Wisconsin GO	5.000%	11/1/2027	2,125	2,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	11/1/2027	7,260	7,582
	Wisconsin GO	5.000%	5/1/2028	1,285	1,374
	Wisconsin GO	5.000%	11/1/2028	4,850	5,061
	Wisconsin GO	5.000%	11/1/2028	6,480	6,761
	Wisconsin GO	5.000%	5/1/2029	1,000	1,092
	Wisconsin GO	5.000%	5/1/2030	885	978
	Wisconsin GO	5.000%	5/1/2030	18,000	19,898
	Wisconsin GO	5.000%	5/1/2031	315	351
	Wisconsin GO	5.000%	5/1/2032	825	927
	Wisconsin GO	5.000%	5/1/2032	6,940	7,800
	Wisconsin GO	5.000%	5/1/2033	1,225	1,384
	Wisconsin GO	5.000%	5/1/2033	6,000	6,779
	Wisconsin GO	5.000%	5/1/2034	3,105	3,450
	Wisconsin GO	5.000%	5/1/2035	3,855	4,242
	Wisconsin GO	5.000%	5/1/2036	11,385	12,397
	Wisconsin GO	5.000%	5/1/2036	1,275	1,428
	Wisconsin GO	5.000%	5/1/2036	10,240	11,307
	Wisconsin GO	5.000%	5/1/2037	10,000	10,779
	Wisconsin GO	5.000%	5/1/2038	5,500	6,011
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	6,455	5,315
					266,761
Wyoming (0.0%)
[2]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/2051	7,000	6,005
Total Tax-Exempt Municipal Bonds (Cost $41,867,313)					40,390,645
				Shares
Temporary Cash Investments (0.5%)
Investment Company (0.5%)
[13]	Vanguard Municipal Low Duration Fund (Cost $206,808)	2.827%		20,680,818	206,808
Total Investments (100.7%) (Cost $42,074,121)					40,597,453
Other Assets and Liabilities—Net (-0.7%)					(286,263)
Net Assets (100%)					40,311,190
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $8,220, representing 0.0% of net assets.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	40,390,645	—	40,390,645
Temporary Cash Investments	206,808	—	—	206,808
Total	206,808	40,390,645	—	40,597,453